                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)

                   1201 Third Avenue, 22nd Floor, Seattle, WA
                 98101 (Address of principal executive offices)
                                   (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: June 30, 2006



ITEM 1. REPORTS TO STOCKHOLDERS

(WM VARIABLE TRUST LOGO)

                               WM VARIABLE TRUST

Semiannual Report                                                      (GRAPHIC)

JUNE 30, 2006                               Common sense. Uncommon solutions.(R)

WM VARIABLE TRUST

AT THE WM GROUP OF FUNDS, OUR PASSION IS PIECING INDIVIDUAL INVESTMENTS TOGETHER INTO COMPREHENSIVE PORTFOLIOS TO MAKE YOUR FINANCIAL PLAN MORE EFFECTIVE.

(GRAPHIC)

                               Table of Contents

1     Letter from the President
      WM Variable Trust Performance and Composition:
2        VT REIT Fund
3        VT Equity Income Fund
4        VT Growth & Income Fund
5        VT West Coast Equity Fund
6        VT Mid Cap Stock Fund
7        VT Growth Fund
8        VT Small Cap Value Fund
9        VT Small Cap Growth Fund
10       VT International Growth Fund
11       VT Short Term Income Fund
12       VT U.S. Government Securities Fund
13       VT Income Fund
14       VT Money Market Fund
15    Glossary
16    Expense Information
18    Financial Statements
85    Notes to Financial Statements
91    Supplemental Information

The WM Variable Trust (VT) Funds may not be purchased directly, but are currently available through the WM Strategic Asset Manager and the WM Advantage variable annuities issued by American General Life. They are also available through the WM Diversified Strategies and WM Diversified Strategies(III) variable annuities issued by AIG SunAmerica Life Assurance Company, the WM Diversified Strategies(III) (New York) variable annuity issued by First SunAmerica Life Insurance Company, and the WM LifeAccumulator variable universal life insurance policy issued by Farmers New World Life Insurance Company. They may also be available through other select variable insurance products and retirement plans. The VT Funds may not have been available for sale for all products for the time periods shown on pages 2-14.

Withdrawals made prior to age 59 1/2 may be subject to a 10% IRS tax penalty.

                         NOT FDIC OR NCUA/NCUSIF INSURED
            MAY LOSE VALUE - NOT A DEPOSIT - NO BANK OR CREDIT UNION GUARANTEE - NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Dear Investor,

(PHOTO)

U.S. stocks advanced strongly in early 2006, but since April stocks and bonds have fluctuated with changes in the outlook for economic growth, inflation, and interest rates. Real growth surged 5.6% in the first quarter of 2006 before easing to an estimated 2.5% gain in the second quarter. The housing market also appears to be in the early stages of a slowdown. Refinancing-fueled consumer spending has driven economic growth in recent years, so the wavering pace of the pullback in housing has clouded forecasts for future growth.

This period also saw signs of accelerating inflation, which led the Federal Reserve (the Fed) to continue raising short-term interest rates. Although the Fed hopes to contain inflationary pressures, some market participants fear that the Fed may go too far, while others worry that it could pause too soon. This uncertainty eroded first quarter gains in the equity markets and kept bond markets generally negative year-to-date. For the six months ended June 30, 2006, the S&P 500 rose 2.71%, while the Lehman Brothers Aggregate Bond Index fell 0.72%.(1)

REACHING A COMPANY MILESTONE

The early months of this year marked an important milestone for the WM Group of Funds. In January, our assets under management exceeded $20 billion for the first time in the company's history. This growth has been building steadily over the last few years and has benefited from the solid performance of the WM VT Funds shown on the following pages.

SHAPING OUR BOARD COMPOSITION

From my perspective, you can certainly be proud of your Board of Trustees and the stewardship role they perform for your benefit. Just prior to this 2006 fiscal year, Michael (Mike) Murphy, a Director of Washington Mutual, Inc., retired from the WM Group of Funds Board of Trustees after 11 years of diligent service. Concurrently, the Board elected independent Trustee Richard (Dick) Yancey to the position of chairman. Dick has been a tireless advocate of shareholder interests in the more than three decades that he has served on our Board. Both he and Mike have my gratitude for their many years of wise counsel.(2)

Our Board is now composed of nine members, more than 75% of whom are not affiliated with Washington Mutual. I believe this structure, which emphasizes independence, supports strong fund oversight and governance.

THE ROAD AHEAD

In the months to come, our company will undergo an exciting transformation. On July 25, 2006, Washington Mutual, Inc. announced that it had signed a definitive agreement to sell WM Advisors to the Principal Financial Group, one of the nation's leading 401(k) providers. We are thrilled at the opportunity to join an organization whose primary businesses are asset management and retirement services--and one which is so closely aligned with our own culture and commitment to advisors and investors. Over the next few months, we'll keep you updated on our progress.

Underlying all of our efforts is the expectation that we can ultimately create value for investors. On behalf of everyone at the WM Group of Funds, thank you for your support and confidence.

Sincerely,


/s/ William G. Papesh
------------------------------------
William G. Papesh
President

(1) The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

(2) Lengths of service include board membership with Composite Funds, a predecessor to the WM Group of Funds.

(GRAPHIC) VT REIT Fund                                     PORTFOLIO MANAGER
                                                  (PHOTO)  David W. Simpson, CFA
                                                           WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                   Since     Inception
                           6-Month(2)   1-Year   Inception      Date
                           ----------   ------   ---------   ---------
CLASS 1 SHARES               11.31%     16.37%     26.65%      5/1/03
CLASS 2 SHARES               11.14%     16.01%     24.08%      8/5/03
NAREIT All REIT Index(3)     12.72%     16.36%     26.15%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                      As of      As of
Asset Class          6/30/06   12/31/05   Change
-----------          -------   --------   ------
Retail                 25%        26%       -1%
Industrial/Office      23%        24%       -1%
Residential            11%        11%        0%
Health Care             8%         6%       +2%
Common Stocks           7%         8%       -1%
Lodging/Resorts         7%         6%       +1%
Specialty               5%         5%        0%
Diversified             3%         3%        0%
Hybrid                  2%         1%       +1%
Mortgage/Financial      2%         1%       +1%
Self Storage            2%         2%        0%
Cash Equivalents        5%         7%       -2%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Equity Income Fund's performance in 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER                               VT Equity Income Fund* (GRAPHIC)
Joseph T. Suty, CFA  (PHOTO)
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

REIT securities are subject to risk factors associated with the real estate industry and tax factors of REIT registration.

* As of 8/1/00, the WM VT Bond & Stock Fund became the WM VT Equity Income Fund, and the Fund's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                               6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                               ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                    5.61%     11.42%    9.91%        9.56%            4/28/98
CLASS 2 SHARES                    5.48%     11.19%    9.66%        9.71%             5/1/01
S&P 500/Barra Value Index(3)      5.48%     12.06%    4.14%        4.67%
S&P 500(3)                        2.71%      8.63%    2.49%        3.24%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                              As of      As of
Asset Class                  6/30/06   12/31/05   Change
-----------                  -------   --------   ------
Financials                     25%        25%        0%
Industrials                    14%         9%       +5%
Energy                         11%        12%       -1%
Health Care                    11%         9%       +2%
Consumer Staples                8%         6%       +2%
Information Technology          7%         9%       -2%
Telecommunication Services      7%         4%       +3%
Consumer Discretionary          5%         6%       -1%
REITs                           5%         6%       -1%
Materials                       4%         4%        0%
Utilities                       1%         3%       -2%
Other                           1%         2%       -1%
Cash Equivalents                1%         5%       -4%

(3) See page 15 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the NAREIT All REIT Index is calculated from 4/30/03. Since-inception returns shown for the S&P 500/Barra Value Index and S&P 500 are calculated from 4/30/98. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

(GRAPHIC) VT Growth & Income Fund                        PORTFOLIO MANAGER
                                                (PHOTO)  Stephen Q. Spencer, CFA
                                                         WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF  JUNE 30, 2006

                 6-Month(2)   1-Year   5-Year   10-Year   Since Inception   Inception Date
                 ----------   ------   ------   -------   ---------------   --------------
CLASS 1 SHARES      0.16%      3.16%    0.99%    8.42%          9.76%           1/12/94
CLASS 2 SHARES      0.08%      2.92%      --       --           3.15%           11/6/01
S&P 500(3)          2.71%      8.63%    2.49%    8.32%         10.32%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                              As of      As of
Asset Class                  6/30/06   12/31/05   Change
-----------                  -------   --------   ------
Financials                     21%        22%       -1%
Industrials                    14%        12%       +2%
Information Technology         14%        13%       +1%
Health Care                    13%        13%        0%
Energy                         12%        10%       +2%
Consumer Staples                9%         9%        0%
Consumer Discretionary          6%        10%       -4%
Materials                       3%         2%       +1%
Telecommunication Services      3%         1%       +2%
Utilities                       3%         5%       -2%
Cash Equivalents                2%         3%       -1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Growth & Income Fund's performance in 1995 and the VT West Coast Equity Fund's performance in 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Funds' expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER                            VT West Coast Equity Fund (GRAPHIC)
Philip M. Foreman, CFA   (PHOTO)
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

VT West Coast Equity Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility. There may be additional investment risks due to the Fund's concentration in West Coast companies.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                           6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                           ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                3.60%     14.00%    4.53%        11.66%           4/28/98
CLASS 2 SHARES                3.48%     13.70%      --          9.15%           11/6/01
Russell 3000(R) Index(3)      3.23%      9.56%    3.53%         3.82%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                           As of      As of
Asset Class               6/30/06   12/31/05   Change
-----------               -------   --------   ------
Financials                  16%        17%       -1%
Industrials                 16%        15%       +1%
Information Technology      16%        16%        0%
Health Care                 15%        17%       -2%
Consumer Discretionary      12%        13%       -1%
Energy                       7%         7%        0%
Consumer Staples             6%         5%       +1%
Materials                    4%         3%       +1%
REITs                        3%         3%        0%
Telecommunication Services   1%         1%        0%
Cash Equivalents             4%         3%       +1%

(3) See page 15 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the S&P 500 is calculated from 12/31/93. The since-inception return shown for the Russell 3000(R) Index is calculated from 4/30/98. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

(GRAPHIC) VT Mid Cap Stock Fund                                PORTFOLIO MANAGER
                                                       (PHOTO) Daniel R. Coleman
                                                               WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                     Since     Inception
                    6-Month(2)   1-Year   5-Year   Inception      Date
                    ----------   ------   ------   ---------   ---------
CLASS 1 SHARES         5.80%     14.16%    9.43%     12.53%     5/1/00
CLASS 2 SHARES         5.70%     13.96%    9.19%     10.27%     5/1/01
S&P MidCap 400(3)      4.24%     12.98%    9.30%      9.00%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                   (PIE CHART)

                              As of      As of
Asset Class                  6/30/06   12/31/05   Change
-----------                  -------   --------   ------
Financials                      19%       20%       -1%
Industrials                     17%       17%        0%
Consumer Discretionary          14%       13%       +1%
Health Care                     12%       12%        0%
Information Technology          12%       11%       +1%
Energy                           9%        8%       +1%
Materials                        5%        5%        0%
Utilities                        4%        5%       -1%
REITs                            2%        2%        0%
Consumer Staples                 1%        2%       -1%
Telecommunication Services       0%        1%       -1%
Cash Equivalents                 5%        4%       +1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGERS                                                  VT Growth Fund (GRAPHIC)
Alan Blake, CFA        E. Marc Pinto, CFA  William L. Wilby, CFA &
Salomon Brothers       Janus Capital       Marc L. Baylin, CFA
Asset Management, Inc  Management LLC      OppenheimerFunds, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

VT Mid Cap Stock Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

VT Growth Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                                             Since     Inception
                                  6-Month(2)   1-Year   5-Year   10-Year   Inception      Date
                                  ----------   ------   ------   -------   ---------   ---------
CLASS 1 SHARES                       -3.76%     4.58%   -3.32%     7.32%     10.06%      5/7/93
CLASS 2 SHARES                       -3.90%     4.32%      --        --       0.85%     11/6/01
Russell 1000(R) Growth Index(3)      -0.93%     6.12%   -0.76%     5.42%      8.40%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                              As of      As of
Asset Class                  6/30/06   12/31/05   Change
-----------                  -------   --------   ------
Information Technology          29%       28%       +1%
Health Care                     19%       19%        0%
Consumer Discretionary          16%       18%       -2%
Financials                      12%       10%       +2%
Consumer Staples                 8%        8%        0%
Energy                           6%        4%       +2%
Industrials                      5%        5%        0%
Materials                        1%        2%       -1%
Telecommunication Services       1%        1%        0%
Cash Equivalents                 3%        5%       -2%

(3) See page 15 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the S&P MidCap 400 is calculated from 4/30/00. The since-inception return shown for the Russell 1000(R) Growth Index is calculated from 4/30/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

(GRAPHIC) VT Small Cap Value Fund                          PORTFOLIO MANAGER
                                                  (PHOTO)  David W. Simpson, CFA
                                                           WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                         Since     Inception
                                 6-Month(2)   1-Year   Inception      Date
                                 ----------   ------   ---------   ---------
CLASS 1 SHARES                       2.51%     3.76%     13.68%      5/3/04
CLASS 2 SHARES                       2.42%     3.59%      3.59%      7/1/05
Russell 2000(R) Value Index(3)      10.44%    14.61%     16.58%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                              As of      As of
Asset Class                  6/30/06   12/31/05   Change
-----------                  -------   --------   ------
Industrials                     16%       15%       +1%
Financials                      14%       13%       +1%
Consumer Discretionary          10%       13%       -3%
Energy                          10%        9%       +1%
Information Technology          10%       10%        0%
Consumer Staples                 9%        8%       +1%
Materials                        9%       12%       -3%
REITs                            7%        5%       +2%
Health Care                      4%        5%       -1%
Telecommunication Services       4%        3%       +1%
Options                          1%        3%       -2%
Utilities                        1%        1%        0%
Cash Equivalents                 5%        3%       +2%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Small Cap Growth Fund's performance in 1995 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGERS                                            VT Small Cap Growth Fund (GRAPHIC)
Emerging Growth Team         James W. Oberweis, CFA
Delaware Management Company  Oberweis Asset Management, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility. VT Small Cap Value Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                  6-Month(2)   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                  ----------   ------   ------   -------   ---------------   --------------
CLASS 1 SHARES                       1.65%     10.44%   -4.99%     3.97%         7.03%           1/12/94
CLASS 2 SHARES                       1.57%     10.20%   -5.21%       --         -1.84%            5/1/01
Russell 2000(R) Growth Index(3)      6.07%     14.58%    3.49%     4.12%         6.29%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                                As of      As of
Asset Class                    6/30/06   12/31/05   Change
-----------                    -------   --------   ------
Health Care                      24%        25%       -1%
Consumer Discretionary           16%        14%       +2%
Industrials                      15%        13%       +2%
Energy                           10%         7%       +3%
Semiconductors &
Semiconductor Equipment           7%         6%       +1%
Financials                        5%         5%        0%
Software                          5%         5%        0%
Communications Equipment          4%         7%       -3%
Internet Software & Services      4%         7%       -3%
IT Services                       3%         3%        0%
Computers & Peripherals           1%         2%       -1%
Consumer Staples                  1%         2%       -1%
Electronic Equipment &
Instruments                       1%         0%       +1%
REITs                             1%         1%        0%
Telecommunication Services        0%         1%       -1%
Cash Equivalents                  3%         2%       +1%

(3) See page 15 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the Russell 2000(R) Value Index is calculated from 4/30/04. The since-inception return shown for the Russell 2000(R) Growth Index is calculated from 12/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

(GRAPHIC) VT International Growth Fund           PORTFOLIO MANAGERS
                                                 Non-U.S. Equity Team & Emerging
                                                 Market Equity Team
                                                 Capital Guardian Trust Company

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                         6-Month(2)   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                         ----------   ------   ------   -------   ---------------   --------------
CLASS 1 SHARES                              4.89%     26.52%    8.31%    5.39%          6.20%            5/7/93
CLASS 2 SHARES                              4.74%     26.18%      --       --          11.45%           11/6/01
MSCI All Country World Index ex-USA(3)      9.99%     28.40%   11.85%    7.16%          7.96%
MSCI EAFE Index(3)                         10.50%     27.07%   10.44%    6.75%          7.61%

GEOGRAPHIC BREAKDOWN (4)
As of 6/30/06

                                   (PIE CHART)

                    As of      As of
Country            6/30/06   12/31/05   Change
-------            -------   --------   ------
Japan                 24%      33%        -9%
United Kingdom        14%      16%        -2%
France                 9%       8%        +1%
Switzerland            6%       8%        -2%
Canada                 5%       4%        +1%
Germany                5%       6%        -1%
Netherlands            4%       5%        -1%
South Korea            4%       2%        +2%
South Africa           3%       1%        +2%
Spain                  3%       4%        -1%
Australia              2%       2%         0%
Hong Kong              2%       1%        +1%
Mexico                 2%       1%        +1%
Taiwan                 2%       0%        +2%
Other Countries       12%       7%        +5%
Cash Equivalents       3%       2%        +1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT International Growth Fund's performance in 1998 and the VT Short Term Income Fund's performance between 1995 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Funds' expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER                            VT Short Term Income Fund (GRAPHIC)
Craig V. Sosey     (PHOTO)
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

VT International Growth Fund: International investing, especially in emerging markets, involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

VT Short Term Income Fund: Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF  JUNE 30, 2006

                                   6-Month(2)   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                   ----------   ------   ------   -------   ---------------   --------------
CLASS 1 SHARES                        1.27%      2.08%    4.14%    5.03%         4.66%            1/12/94
CLASS 2 SHARES                        1.33%      2.15%      --       --          3.43%            11/6/01
Citigroup Broad Investment-Grade
Credit 1-3 Years Index(3)             1.34%      2.28%    4.25%    5.65%         5.67%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                            As of      As of
Asset Class                6/30/06   12/31/05   Change
-----------                -------   --------   ------
Domestic Corporate Bonds     56%       58%        -2%
Mortgage-Backed
   Bonds/CMOs                16%       17%        -1%
Foreign Corporate
   Bonds (U.S. $)             8%        5%        +3%
U.S. Government Agency        7%        7%         0%
Asset-Backed Bonds            5%        5%         0%
U.S. Treasuries               2%        4%        -2%
Cash Equivalents              6%        4%        +2%

(3) See page 15 for definitions of indices. Effective 3/1/06, the Morgan Stanley Capital International (MSCI) All Country World Index ex-USA replaced the MSCI EAFE Index because WM Advisors and the Fund's subadvisor believe the new benchmark more accurately reflects the VT International Growth Fund's performance characteristics. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the MSCI All Country World Index ex-USA and the MSCI EAFE Index are calculated from 4/30/93. The since-inception return shown for the Citigroup Broad Investment-Grade Credit 1-3 Years Index is calculated from 12/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

(GRAPHIC) VT U.S. Government Securities Fund                   PORTFOLIO MANAGER
                                                      (PHOTO)  Craig V. Sosey
                                                               WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                                         Since     Inception
                              6-Month(2)   1-Year   5-Year   10-Year   Inception      Date
                              ----------   ------   ------   -------   ---------   ---------
CLASS 1 SHARES                   -0.16%     0.22%    4.18%     5.59%     5.21%       5/6/93
CLASS 2 SHARES                   -0.39%    -0.10%      --        --      3.01%      11/6/01
Citigroup Mortgage Index(3)      -0.12%     0.44%    4.72%     6.15%     6.05%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                          As of      As of
Asset Class              6/30/06   12/31/05   Change
-----------              -------   --------   ------
FHLMC/FGLMC                 32%       34%       -2%
FNMA                        27%       24%       +3%
CMOs                        19%       22%       -3%
U.S. Treasuries              8%        5%       +3%
GNMA                         5%        6%       -1%
U.S. Government Agency       5%        6%       -1%
Cash Equivalents             4%        3%       +1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT U.S. Government Securities Fund's performance in 1995 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On 3/1/04, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGERS                                      VT Income Fund (GRAPHIC)
John R. Friedl, CFA and    (PHOTO)
Gary J. Pokrzywinski, CFA  (PHOTO)
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise. VT U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government. VT Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                                              Since     Inception
                                   6-Month(2)   1-Year   5-Year   10-Year   Inception      Date
                                   ----------   ------   ------   -------   ---------   ---------
CLASS 1 SHARES                        -0.37%    -0.08%    6.37%    6.68%       6.21%      5/7/93
CLASS 2 SHARES                        -0.40%    -0.31%      --       --        5.18%     11/6/01
Citigroup Broad Investment-Grade
   Bond Index(3)                      -0.78%    -0.81%    5.02%    6.24%       6.10%

PORTFOLIO COMPOSITION(4)
As of 6/30/06

                                  (PIE CHART)

                                     As of      As of
Asset Class                         6/30/06   12/31/05   Change
-----------                         -------   --------   ------
Domestic Corporate Bonds               58%       58%        0%
Mortgage-Backed Bonds                  23%       22%       +1%
Foreign Corporate Bonds (U.S. $)        8%        8%        0%
U.S. Treasuries                         7%        7%        0%
Foreign Government Bonds (U.S. $)       1%        1%        0%
Equities                                0%        1%       -1%
Cash Equivalents                        3%        3%        0%

(3) See page 15 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 4/30/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

(GRAPHIC) VT Money Market Fund                            PORTFOLIO MANAGER
                                                 (PHOTO)  Scott J. Peterson, CFA
                                                          WM Advisors, Inc.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The 7-day simple yield more closely reflects current Fund earnings than the total return data.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                                            Since     Inception
                 6-Month(2)   1-Year   5-Year   10-Year   Inception      Date
                 ----------   ------   ------   -------   ---------   ---------
CLASS 1 SHARES      1.99%      3.57%    1.75%     3.38%      3.58%     5/10/93
CLASS 2 SHARES      1.87%      3.31%      --        --       1.40%     11/6/01

FUND YIELDS AND AVERAGE MATURITY(3)
AS OF JUNE 30, 2006

                            7-Day             7-Day               Weighted
                         Simple Yield     Effective Yield    Average Maturity
                       (Class 1 Shares)   (Class 1 Shares)        (Days)
                       ----------------   ----------------   -------------------
VT MONEY MARKET FUND         4.51%              4.61%                42

PORTFOLIO COMPOSITION(4)
AS OF JUNE 30, 2006

Taxable Municipal Bonds                         31%
Corporate Bonds and Notes                       21%
Commercial Paper (Yankee)                       21%
Certificates of Deposit (Domestic and Yankee)   13%
Repurchase Agreement                             8%
Other Assets                                     3%
Funding Agreement                                3%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Fund's performance between 1995 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

(3) The 7-day simple yield is calculated based on the income generated by an investment in the Fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the Fund's investments is reinvested and compounded.

(4)  May not reflect the current portfolio composition.

                                                              Glossary (GRAPHIC)

DEFINITIONS OF INDICES

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between one and three years.

CITIGROUP MORTGAGE INDEX:

Represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

LEHMAN BROTHERS AGGREGATE BOND INDEX:

A broad-based index intended to represent the U.S. fixed-income market.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX EX-USA:

A float-adjusted market-capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 48 developed and emerging market country indices.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST (NAREIT) ALL REIT INDEX:

Reflects the aggregate performance of all publicly traded REITs that own, develop, and manage properties.

RUSSELL 1000(R) GROWTH INDEX:

Measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX:

Measures the performance of those Russell 2000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX:

Measures the performance of those Russell 2000(R) Index securities with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000(R) INDEX:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

S&P 500/BARRA VALUE INDEX:

An index constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

S&P MIDCAP 400:

A weighted index of the common stocks of 400 mid-size companies.

Expense Information

WM VARIABLE TRUST

As a shareholder of the VT REIT Fund, VT Equity Income Fund, VT Growth & Income Fund, VT West Coast Equity Fund, VT Mid Cap Stock Fund, VT Growth Fund, VT Small Cap Value Fund, VT Small Cap Growth Fund, VT International Growth Fund, VT Short Term Income Fund, VT U.S. Government Securities Fund, VT Income Fund, or VT Money Market Fund, (collectively, the "Funds"), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Expenses shown below and on the following page do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006, to June 30, 2006.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses (rather than each Fund's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as separate account expenses. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                      HYPOTHETICAL
                                              ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
                                     ---------------------------------   -------------------------------------------
                                                             EXPENSES                            EXPENSES
                                     BEGINNING    ENDING   PAID DURING   BEGINNING   ENDING    PAID DURING
                                      ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                                       VALUE      VALUE      1/1/06 -      VALUE      VALUE      1/1/06 -    EXPENSE
                                      1/1/06     6/30/06     6/30/06       1/1/06    6/30/06     6/30/06      RATIO
                                     ---------   -------   -----------   ---------   -------   -----------   -------
VT REIT Fund
Class 1 ..........................     $1,000     $1,113      $4.72        $1,000     $1,020      $4.51       0.90%
Class 2 ..........................      1,000      1,111       6.02         1,000      1,019       5.76       1.15%
VT Equity Income Fund
Class 1 ..........................     $1,000     $1,056      $3.36        $1,000     $1,022      $3.31       0.66%
Class 2 ..........................      1,000      1,055       4.64         1,000      1,020       4.56       0.91%
VT Growth & Income Fund
Class 1 ..........................     $1,000     $1,002      $3.87        $1,000     $1,021      $3.91       0.78%
Class 2 ..........................      1,000      1,001       5.11         1,000      1,020       5.16       1.03%
VT West Coast Equity Fund
Class 1 ..........................     $1,000     $1,036      $3.38        $1,000     $1,021      $3.36       0.67%
Class 2 ..........................      1,000      1,035       4.64         1,000      1,020       4.61       0.92%
VT Mid Cap Stock Fund
Class 1 ..........................     $1,000     $1,058      $4.08        $1,000     $1,021      $4.01       0.80%
Class 2 ..........................      1,000      1,057       5.36         1,000      1,020       5.26       1.05%
VT Growth Fund
Class 1 ..........................     $1,000     $  962      $3.89        $1,000     $1,021      $4.01       0.80%
Class 2. .........................      1,000        961       5.11         1,000      1,020       5.26       1.05%
VT Small Cap Value Fund
Class 1 ..........................     $1,000     $1,025      $5.07        $1,000     $1,020      $5.06       1.01%
Class 2 ..........................      1,000      1,024       6.32         1,000      1,019       6.31       1.26%
VT Small Cap Growth Fund
Class 1 ..........................     $1,000     $1,017      $5.10        $1,000     $1,020      $5.11       1.02%
Class 2 ..........................      1,000      1,016       6.35         1,000      1,018       6.36       1.27%

W M VARIABLE TRUST

                                                                                         HYPOTHETICAL
                                              ACTUAL EXPENSES                     (5% RETURN BEFORE EXPENSES)
                                     ---------------------------------   --------------------------------------------
                                                             EXPENSES                            EXPENSES
                                     BEGINNING   ENDING    PAID DURING   BEGINNING    ENDING   PAID DURING
                                      ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT      PERIOD*
                                       VALUE     VALUE       1/1/06 -      VALUE      VALUE      1/1/06 -    EXPENSE
                                       1/1/06    6/30/06     6/30/06       1/1/06    6/30/06      6/30/06     RATIO
                                     ---------   -------   -----------   ---------   -------   -----------   -------
VT International Growth Fund
Class 1 ..........................     $1,000     $1,049      $5.33        $1,000     $1,020      $5.26       1.05%
Class 2. .........................      1,000      1,047       6.60         1,000      1,018       6.51       1.30%
VT Short Term Income Fund
Class 1 ..........................     $1,000     $1,013      $3.04        $1,000     $1,022      $3.06       0.61%
Class 2 ..........................      1,000      1,013       4.29         1,000      1,021       4.31       0.86%
VT U.S. Government Securities Fund
Class 1 ..........................     $1,000     $  998      $2.68        $1,000     $1,022      $2.71       0.54%
Class 2 ..........................      1,000        996       3.91         1,000      1,021       3.96       0.79%
VT Income Fund
Class 1 ..........................     $1,000     $  996      $2.72        $1,000     $1,022      $2.76       0.55%
Class 2 ..........................      1,000        996       3.96         1,000      1,021       4.01       0.80%
VT Money Market Fund
Class 1 ..........................     $1,000     $1,020      $3.61        $1,000     $1,021      $3.61       0.72%
Class 2 ..........................      1,000      1,019       4.86         1,000      1,020       4.86       0.97%

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

Financial Statements:
Portfolio of Investments

VT REIT FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 87.6%
   DIVERSIFIED - 2.6%
       14,000   Vornado Realty Trust ....................           $      1,366
                                                                    ------------
   HEALTH CARE - 7.8%
       45,700   Health Care Property Investors, Inc. ....                  1,222
        8,000   Health Care REIT, Inc. ..................                    280
       30,800   Healthcare Realty Trust, Inc. ...........                    981
       54,200   Nationwide Health Properties, Inc. ......                  1,220
       30,200   OMEGA Healthcare Investors, Inc. ........                    399
                                                                    ------------
                Total Health Care .......................                  4,102
                                                                    ------------
   HYBRIDS - 2.2%
       31,100   iStar Financial, Inc. ...................                  1,174
                                                                    ------------
   INDUSTRIAL/OFFICE - 22.6%
      INDUSTRIAL - 6.7%
       21,300   AMB Property Corporation ................                  1,077
       13,400   EastGroup Properties, Inc. ..............                    625
       35,200   ProLogis ................................                  1,835
                                                                    ------------
                                                                           3,537
                                                                    ------------
      MIXED - 1.6%
       24,600   Duke Realty Corporation .................                    865
                                                                    ------------
      OFFICE - 14.3%
       22,400   Alexandria Real Estate Equities, Inc. ...                  1,986
       16,400   Boston Properties, Inc. .................                  1,483
       46,700   Corporate Office Properties Trust .......                  1,965
       19,500   SL Green Realty Corporation** ...........                  2,135
                                                                    ------------
                                                                           7,569
                                                                    ------------
                Total Industrial/Office .................                 11,971
                                                                    ------------
   LODGING/RESORTS - 7.2%
       64,800   Equity Inns, Inc. .......................                  1,073
       24,300   Hospitality Properties Trust ............                  1,067
       48,100   Host Hotels & Resorts Inc. ..............                  1,052
       50,600   Winston Hotels, Inc. ....................                    620
                                                                    ------------
                Total Lodging/Resorts ...................                  3,812
                                                                    ------------
   MORTGAGE/FINANCIAL - 2.4%
       25,900   Redwood Trust, Inc.** ...................                  1,265
                                                                    ------------
   RESIDENTIAL - 11.0%
      APARTMENTS - 11.0%
       13,500   AvalonBay Communities, Inc. .............                  1,493
       43,800   Equity Residential ......................                  1,959
       11,400   Mid-America Apartment Communities,
                   Inc. .................................                    636
       62,700   United Dominion Realty Trust, Inc.** ....                  1,756
                                                                    ------------
                Total Residential .......................                  5,844
                                                                    ------------
   RETAIL - 24.7%
      FREESTANDING - 1.6%
       42,600   National Retail Properties, Inc. ........                    850
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
     REGIONAL MALLS - 10.5%
       38,500   General Growth Properties, Inc. .........           $      1,735
       26,600   Macerich Company ........................                  1,867
       23,700   Simon Property Group, Inc. ..............                  1,966
                                                                    ------------
                                                                           5,568
                                                                    ------------
      SHOPPING CENTERS - 12.6%
       36,400   Developers Diversified Realty
                   Corporation ..........................                  1,899
       20,900   Equity One, Inc. ........................                    437
       51,000   Kimco Realty Corporation** ..............                  1,861
       19,300   Pan Pacific Retail Properties, Inc. .....                  1,339
       29,400   Weingarten Realty Investors .............                  1,125
                                                                    ------------
                                                                           6,661
                                                                    ------------
                Total Retail ............................                 13,079
                                                                    ------------
   SELF STORAGE - 1.7%
       11,900   Public Storage, Inc. ....................                    903
                                                                    ------------
   SPECIALTY - 5.4%
       29,800   Entertainment Properties Trust ..........                  1,283
       15,100   Global Signal, Inc. .....................                    699
       24,900   Plum Creek Timber Company, Inc. .........                    884
                                                                    ------------
                Total Specialty .........................                  2,866
                                                                    ------------
                Total REITs
                   (Cost $28,392) .......................                 46,382
                                                                    ------------

COMMON STOCKS - 4.7%

   CONSUMER DISCRETIONARY - 0.7%
      CONSUMER DURABLES & APPAREL - 0.7%
       15,567   D.R. Horton, Inc. .......................                    371
                                                                    ------------
   FINANCIALS - 4.0%
      BANKS - 1.7%
       23,300   Countrywide Financial Corporation .......                    887
                                                                    ------------
      INSURANCE - 2.3%
       10,000   Fidelity National Financial, Inc. .......                    390
       42,115   Fidelity National Title Group, Inc.,
                   Class A** ............................                    828
                                                                    ------------
                                                                           1,218
                                                                    ------------
                Total Financials ........................                  2,105
                                                                    ------------
                Total Common Stocks
                   (Cost $2,203) ........................                  2,476
                                                                    ------------
CANADIAN INCOME TRUSTS - 1.8%
      ENERGY - 1.8%
       11,600   Enerplus Resources Fund (F)** ...........                    652
       10,100   Harvest Energy Trust (F) ................                    301
                                                                    ------------
                Total Canadian Income Trusts
                   (Cost $788) ..........................                    953
                                                                    ------------
PREFERRED REAL ESTATE INVESTMENT TRUST (REIT) - 0.6%
   (Cost $302)
       13,300   Mills Corporation, Series E .............                    306
                                                                    ------------


18                     See Notes to Financial Statements.

VT REIT FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 5.1%
   (Cost $2,704)
$       2,704   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $2,705,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009,
                   market value $2,793,000) .............           $      2,704
                                                                    ------------
SHORT-TERM INVESTMENT - 12.5%
   (Cost $6,615)
        6,615   Mellon GSL DBT II
                   Collateral Fund+ .....................                  6,615
                                                                    ------------
TOTAL INVESTMENTS (Cost $41,004*) .......................   112.3%        59,436

OTHER ASSETS (LIABILITIES) (NET) ........................   (12.3)        (6,499)
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $     52,937
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $6,358,000, representing 12.0% of the total net assets of the Fund (collateral value $6,615,000). (See Note 7 to Financial Statements.)

+    Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

(F)  -- Foreign Shares


                       See Notes to Financial Statements.                     19

Portfolio of Investments

VT EQUITY INCOME FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 93.0%

   CONSUMER DISCRETIONARY - 5.0%
      AUTOMOBILES & COMPONENTS - 1.0%
       39,900   Johnson Controls, Inc. ..................           $      3,280
                                                                    ------------
      CONSUMER DURABLES & APPAREL - 0.8%
       30,000   NIKE Inc., Class B ......................                  2,430
                                                                    ------------
      CONSUMER SERVICES - 1.6%
       66,600   Hilton Hotels Corporation ...............                  1,883
       96,000   McDonald's Corporation ..................                  3,226
                                                                    ------------
                                                                           5,109
                                                                    ------------
      MEDIA - 1.1%
       73,400   McGraw Hill Companies, Inc. .............                  3,687
                                                                    ------------
      RETAILING - 0.5%
       45,500   Nordstrom, Inc. .........................                  1,661
                                                                    ------------
                Total Consumer Discretionary ............                 16,167
                                                                    ------------
   CONSUMER STAPLES - 8.2%
      FOOD & STAPLES RETAILING - 1.3%
       40,700   CVS Corporation .........................                  1,249
       99,800   Sysco Corporation .......................                  3,050
                                                                    ------------
                                                                           4,299
                                                                    ------------
      FOOD, BEVERAGE & TOBACCO - 4.4%
       86,800   Anheuser-Busch Companies, Inc. ..........                  3,957
       19,800   Archer Daniels Midland Company ..........                    817
       16,200   Cadbury Schweppes PLC, Sponsored ADR ....                    629
       54,300   Coca-Cola Company .......................                  2,336
       41,700   Diageo PLC, Sponsored ADR** .............                  2,817
       69,900   Hershey Company** .......................                  3,850
                                                                    ------------
                                                                          14,406
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
       25,100   Clorox Company ..........................                  1,531
       58,300   Colgate-Palmolive Company ...............                  3,492
       13,100   Kimberly-Clark Corporation ..............                    808
       38,800   Procter & Gamble Company ................                  2,157
                                                                    ------------
                                                                           7,988
                                                                    ------------
                Total Consumer Staples                                    26,693
                                                                    ------------
   ENERGY - 11.2%
       67,700   Baker Hughes Inc. .......................                  5,541
       22,900   BP PLC, Sponsored ADR ...................                  1,594
       35,484   Chevron Corporation .....................                  2,202
       40,860   ConocoPhillips Company ..................                  2,678
       14,800   Enterprise Products Partners LP** .......                    368
       53,200   ExxonMobil Corporation ..................                  3,264
       67,100   GlobalSantaFe Corporation ...............                  3,875
       14,400   Kinder Morgan Energy Partners LP** ......                    662
       21,500   Kinder Morgan, Inc. .....................                  2,148
       77,200   Marathon Oil Corporation ................                  6,431
       44,700   Peabody Energy Corporation ..............                  2,492

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
       40,800   Schlumberger Ltd. .......................           $      2,656
       31,588   Valero Energy Corporation ...............                  2,101
       15,200   Williams Companies, Inc. ................                    355
                                                                    ------------
                Total Energy                                              36,367
                                                                    ------------
   FINANCIALS - 24.6%
      BANKS - 6.6%
       85,502   Bank of America Corporation .............                  4,113
       54,400   Countrywide Financial Corporation .......                  2,072
       59,300   Mellon Financial Corporation ............                  2,042
       78,500   North Fork Bancorporation, Inc. .........                  2,368
       38,500   PNC Financial Services Group, Inc. ......                  2,702
        8,700   SunTrust Banks, Inc. ....................                    663
       72,000   U.S. Bancorp ............................                  2,223
       78,000   Wells Fargo & Company ...................                  5,232
                                                                    ------------
                                                                          21,415
                                                                    ------------
      DIVERSIFIED FINANCIALS - 10.2%
       13,000   AllianceBernstein Holding LP ............                    795
       61,800   Allied Capital Corporation** ............                  1,778
       18,000   Ameriprise Financial, Inc. ..............                    804
       52,000   Bank of New York Company, Inc. ..........                  1,674
       17,100   Capital One Financial Corporation .......                  1,461
       96,500   Citigroup Inc. ..........................                  4,655
       43,000   Franklin Resources, Inc. ................                  3,733
       37,000   Freddie Mac .............................                  2,109
       25,700   Goldman Sachs Group, Inc. ...............                  3,866
       53,800   ING Groep N.V., Sponsored ADR ...........                  2,115
      102,800   JPMorgan Chase & Company ................                  4,318
       13,600   Lehman Brothers Holdings Inc. ...........                    886
       51,000   Morgan Stanley ..........................                  3,224
       51,200   T. Rowe Price Group, Inc. ...............                  1,936
                                                                    ------------
                                                                          33,354
                                                                    ------------
      INSURANCE - 7.8%
       93,400   ACE Ltd. ................................                  4,725
       75,200   AFLAC Inc. ..............................                  3,486
       48,000   Allstate Corporation ....................                  2,627
       26,400   Chubb Corporation .......................                  1,317
       81,000   Fidelity National Financial, Inc. .......                  3,155
       32,500   Hartford Financial Services Group, Inc. .                  2,750
       43,050   HCC Insurance Holdings, Inc. ............                  1,267
       22,900   Lincoln National Corporation ............                  1,293
       43,500   Loews Corporation .......................                  1,542
       47,700   MetLife, Inc.** .........................                  2,443
        9,400   Prudential Financial, Inc. ..............                    730
                                                                    ------------
                                                                          25,335
                                                                    ------------
                Total Financials ........................                 80,104
                                                                    ------------
   HEALTH CARE - 11.2%
      HEALTH CARE EQUIPMENT & SERVICES - 3.8%
       40,000   Becton, Dickinson & Company .............                  2,445
       28,600   Cardinal Health, Inc. ...................                  1,840
       36,900   Caremark Rx, Inc. .......................                  1,840


20                     See Notes to Financial Statements.

VT EQUITY INCOME FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   HEALTH CARE (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
      136,300   UnitedHealth Group Inc. .................           $      6,104
                                                                    ------------
                                                                          12,229
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 7.4%
       54,000   Abbott Laboratories .....................                  2,355
       30,800   AstraZeneca PLC, Sponsored ADR ..........                  1,842
       80,700   Bristol-Myers Squibb Company ............                  2,087
       27,100   Eli Lilly & Company .....................                  1,498
       35,900   GlaxoSmithKline PLC, Sponsored ADR ......                  2,003
       23,800   Johnson & Johnson .......................                  1,426
      147,400   Pfizer Inc. .............................                  3,459
       24,500   Roche Holding Ltd., Sponsored ADR .......                  2,021
       91,600   Schering-Plough Corporation .............                  1,743
       68,900   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR ...........................                  2,177
       81,300   Wyeth ...................................                  3,611
                                                                    ------------
                                                                          24,222
                                                                    ------------
                Total Health Care .......................                 36,451
                                                                    ------------
   INDUSTRIALS - 13.9%
      CAPITAL GOODS - 11.0%
       61,000   3M Company ..............................                  4,927
       36,400   Boeing Company ..........................                  2,982
       48,000   Caterpillar Inc. ........................                  3,575
       33,100   Dover Corporation .......................                  1,636
       25,700   Emerson Electric Company ................                  2,154
       13,600   Fluor Corporation .......................                  1,264
       11,800   General Dynamics Corporation ............                    772
       91,800   General Electric Company ................                  3,026
       53,800   Honeywell International Inc. ............                  2,168
       71,400   ITT Industries, Inc. ....................                  3,534
       11,600   L-3 Communications Holdings, Inc. .......                    875
       32,100   Northrop Grumman Corporation ............                  2,056
       43,000   PACCAR Inc.** ...........................                  3,542
       19,000   Rockwell Automation, Inc.** .............                  1,368
       22,500   Siemens AG, Sponsored ADR ...............                  1,954
                                                                    ------------
                                                                          35,833
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 0.7%
       56,500   Waste Management Inc. ...................                  2,028
                                                                    ------------
      TRANSPORTATION - 2.2%
       35,500   Union Pacific Corporation ...............                  3,300
       47,600   United Parcel Service, Inc., Class B ....                  3,919
                                                                    ------------
                                                                           7,219
                                                                    ------------
                Total Industrials .......................                 45,080
                                                                    ------------
   INFORMATION TECHNOLOGY - 6.8%
      COMMUNICATIONS EQUIPMENT - 0.9%
      153,000   Nokia Oyj, Sponsored ADR ................                  3,100
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      COMPUTERS & PERIPHERALS - 1.5%
       92,300   Hewlett-Packard Company .................           $      2,924
       24,400   International Business Machines
                   Corporation ..........................                  1,874
                                                                    ------------
                                                                           4,798
                                                                    ------------
      IT SERVICES - 1.3%
       64,700   Automatic Data Processing, Inc. .........                  2,934
       28,600   First Data Corporation ..................                  1,288
                                                                    ------------
                                                                           4,222
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
      178,000   Applied Materials, Inc. .................                  2,898
       38,900   Linear Technology Corporation** .........                  1,303
       90,000   Microchip Technology Inc. ...............                  3,019
        4,100   Samsung Electronics Company Ltd.,
                   GDR++ ................................                  1,303
       50,100   Texas Instruments Inc. ..................                  1,518
                                                                    ------------
                                                                          10,041
                                                                    ------------
                Total Information Technology ............                 22,161
                                                                    ------------
   MATERIALS - 4.2%
       32,600   Alcan Inc. (F) ..........................                  1,530
      113,200   Anglo American PLC, Unsponsored ADR** ...                  2,314
       28,600   Cemex SA de CV, Sponsored ADR ...........                  1,629
       39,900   International Paper Company .............                  1,289
       40,100   PPG Industries, Inc. ....................                  2,647
       34,100   United States Steel Corporation .........                  2,391
       27,100   Weyerhaeuser Company ....................                  1,687
                                                                    ------------
                Total Materials .........................                 13,487
                                                                    ------------
   TELECOMMUNICATION SERVICES - 6.5%
       91,600   Alltel Corporation ......................                  5,847
      155,800   AT&T Inc. ...............................                  4,345
       38,800   BellSouth Corporation ...................                  1,405
        3,885   Embarq Corporation+ .....................                    159
      129,300   Sprint Nextel Corporation ...............                  2,585
      136,500   Verizon Communications Inc. .............                  4,571
      102,400   Vodafone Group PLC, Sponsored ADR .......                  2,181
                                                                    ------------
                Total Telecommunication Services ........                 21,093
                                                                    ------------
   UTILITIES - 1.4%
       62,400   FPL Group, Inc.** .......................                  2,582
       18,900   Progress Energy, Inc.** .................                    810
       57,900   Xcel Energy, Inc.** .....................                  1,111
                                                                    ------------
                Total Utilities .........................                  4,503
                                                                    ------------
                Total Common Stocks
                   (Cost $256,308) ......................                302,106
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
       20,300   AMB Property Corporation ................                  1,026
       22,500   Archstone-Smith Trust ...................                  1,145
       10,500   Brookfield Properties Corporation .......                    338
       12,100   Developers Diversified Realty
                   Corporation ..........................                    631
       12,200   Duke Realty Corporation .................                    429


                       See Notes to Financial Statements.                     21

VT EQUITY INCOME FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
       29,500   Equity Residential ......................           $      1,320
       11,700   General Growth Properties, Inc. .........                    527
       26,900   Health Care Property Investors, Inc.** ..                    719
       90,300   Host Hotels & Resorts Inc. ..............                  1,975
       17,300   Kimco Realty Corporation** ..............                    631
        7,900   Macerich Company ........................                    555
       24,000   Plum Creek Timber Company, Inc. .........                    852
       42,000   ProLogis ................................                  2,189
       12,100   Public Storage, Inc.** ..................                    918
       12,400   Simon Property Group, Inc. ..............                  1,028
       10,000   Vornado Realty Trust ....................                    976
                                                                    ------------
                Total REITs
                   (Cost $9,839) ........................                 15,259
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)
-------------
CONVERTIBLE SECURITY - 0.2%
   CONVERTIBLE BONDS AND NOTES - 0.2%
      (Cost $592)
$         600   Echostar Communications, Conv. Sub. Note,
                   5.750% due 05/15/2008 ................                    591
                                                                    ------------
FIXED-INCOME SECURITIES - 0.9%
   CORPORATE BONDS AND NOTES - 0.9%
          100   Aetna Inc., Company Guarantee,
                   7.125% due 08/15/2006 ................                    100
          500   Aetna Inc., Sr. Note,
                   7.875% due 03/01/2011 ................                    539
           45   Baxter International Inc., Note,
                   7.125% due 02/01/2007 ................                     45
        1,000   ERAC USA Finance Company, Note,
                   7.350% due 06/15/2008++ ..............                  1,027
           59   Raytheon Company, Sr. Note,
                   6.150% due 11/01/2008 ................                     60
        1,000   TELUS Corporation, Note,
                   8.000% due 06/01/2011 ................                  1,084
          100   Texas-New Mexico Power Company, Sr. Note,
                   6.250% due 01/15/2009 ................                    101
                                                                    ------------
                Total Corporate Bonds and Notes
                   (Cost $2,833) ........................                  2,956
                                                                    ------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -
      0.0%
      FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -
         0.0%
           38   6.500% due 09/01/2030 ...................                     38
           18   7.000% due 09/01/2030 ...................                     18
                                                                    ------------
                Total U.S. Government Agency Mortgage-
                   Backed Securities
                   (Cost $54) ...........................                     56
                                                                    ------------
                Total Fixed-Income Securities
                   (Cost $2,887) ........................                  3,012
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
WARRANTS - 0.0%
   (Cost $0)
          250   V2 Music Holdings PLC,
                   Expires 05/07/2008+,++ ...............           $          0
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)
-------------
REPURCHASE AGREEMENT - 2.0%
   (Cost $6,520)
$       6,520   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $6,523,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009,
                   market value $6,735,000) .............                  6,520
                                                                    ------------
SHORT-TERM INVESTMENT - 5.4%
   (Cost $17,672)
       17,672   Mellon GSL DBT  II
                   Collateral Fund+++ ...................                 17,672
                                                                    ------------
TOTAL INVESTMENTS (Cost $293,819*) ......................   106.2%       345,160

OTHER ASSETS (LIABILITIES) (NET) ........................    (6.2)       (20,099)
                                                            -----   ------------
NET ASSET ...............................................   100.0%  $    325,061
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $17,185,000, representing 5.3% of the total net assets of the Fund (collateral value $17,672,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR -- American Depositary Receipt
(F) -- Foreign Shares
GDR -- Global Depositary Receipt


22                     See Notes to Financial Statements.

Portfolio of Investments

VT GROWTH & INCOME FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 97.5%

   CONSUMER DISCRETIONARY - 6.4%
      CONSUMER SERVICES - 2.2%
      129,000   Carnival Corporation ....................           $      5,384
                                                                    ------------
      MEDIA - 3.0%
       77,000   CBS Corporation, Class B ................                  2,083
       94,000   Comcast Corporation, Class A+ ...........                  3,078
       60,000   Viacom Inc., Class B+ ...................                  2,150
                                                                    ------------
                                                                           7,311
                                                                    ------------
      RETAILING - 1.2%
       53,000   Kohl's Corporation+ .....................                  3,133
                                                                    ------------
                Total Consumer Discretionary ............                 15,828
                                                                    ------------
   CONSUMER STAPLES - 9.3%
      FOOD & STAPLES RETAILING - 4.0%
       58,000   Costco Wholesale Corporation** ..........                  3,313
      115,400   Kroger Company ..........................                  2,523
       82,000   Wal-Mart Stores, Inc. ...................                  3,950
                                                                    ------------
                                                                           9,786
                                                                    ------------
      FOOD, BEVERAGE & TOBACCO - 3.3%
       56,700   Hershey Company** .......................                  3,123
       85,000   PepsiCo, Inc. ...........................                  5,103
                                                                    ------------
                                                                           8,226
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
       88,000   Procter & Gamble Company ................                  4,893
                                                                    ------------
                Total Consumer Staples ..................                 22,905
                                                                    ------------
   ENERGY - 11.8%
       68,000   BP PLC, Sponsored ADR ...................                  4,734
       65,400   ENSCO International Inc. ................                  3,010
       81,000   ExxonMobil Corporation ..................                  4,969
      102,000   GlobalSantaFe Corporation ...............                  5,891
       24,000   Kinder Morgan, Inc. .....................                  2,397
       35,000   National Oilwell Varco Inc.+ ............                  2,216
       86,000   Schlumberger Ltd. .......................                  5,599
                                                                    ------------
                Total Energy ............................                 28,816
                                                                    ------------
   FINANCIALS - 21.2%
      BANKS - 6.7%
      127,000   Bank of America Corporation .............                  6,109
       95,000   Wachovia Corporation ....................                  5,137
       76,000   Wells Fargo & Company ...................                  5,098
                                                                    ------------
                                                                          16,344
                                                                    ------------
      DIVERSIFIED FINANCIALS - 6.7%
      120,000   Citigroup Inc. ..........................                  5,789
       84,000   Freddie Mac .............................                  4,789
      143,000   JPMorgan Chase & Company ................                  6,006
                                                                    ------------
                                                                          16,584
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      INSURANCE - 7.8%
       97,000   ACE Ltd. ................................           $      4,907
       26,000   AFLAC Inc. ..............................                  1,205
      101,000   Allstate Corporation ....................                  5,528
       66,000   American International Group, Inc. ......                  3,897
       34,900   Fidelity National Financial, Inc. .......                  1,359
       26,000   Hartford Financial Services Group, Inc...                  2,200
                                                                    ------------
                                                                          19,096
                                                                    ------------
                Total Financials ........................                 52,024
                                                                    ------------
   HEALTH CARE - 12.7%
      HEALTH CARE EQUIPMENT & SERVICES - 7.1%
       66,000   Baxter International Inc. ...............                  2,426
       20,000   Becton, Dickinson & Company .............                  1,223
       63,000   Cardinal Health, Inc. ...................                  4,053
      104,000   Medtronic, Inc.** .......................                  4,880
       59,900   Omnicare, Inc. ..........................                  2,840
       29,000   WellPoint Inc.+ .........................                  2,110
                                                                    ------------
                                                                          17,532
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 5.6%
       58,900   Bristol-Myers Squibb Company ............                  1,523
       24,000   Eli Lilly & Company .....................                  1,327
       51,000   Johnson & Johnson .......................                  3,056
      103,000   Pfizer Inc. .............................                  2,417
      169,000   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR ........................                  5,339
                                                                    ------------
                                                                          13,662
                                                                    ------------
                Total Health Care .......................                 31,194
                                                                    ------------
   INDUSTRIALS - 13.8%
      CAPITAL GOODS - 12.3%
       55,000   Boeing Company ..........................                  4,505
       37,000   Caterpillar Inc. ........................                  2,756
      210,000   General Electric Company ................                  6,921
      149,000   Honeywell International Inc. ............                  6,005
       59,000   Lockheed Martin Corporation .............                  4,233
       25,000   Rockwell Automation, Inc. ...............                  1,800
      146,000   Tyco International Ltd. .................                  4,015
                                                                    ------------
                                                                          30,235
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 0.7%
       45,000   Waste Management Inc. ...................                  1,614
                                                                    ------------
      TRANSPORTATION - 0.8%
       73,000   AMR Corporation+** ......................                  1,856
                                                                    ------------
                Total Industrials .......................                 33,705
                                                                    ------------
   INFORMATION TECHNOLOGY - 13.9%
      COMMUNICATIONS EQUIPMENT - 2.6%
      223,000   Motorola, Inc. ..........................                  4,494
       46,000   QUALCOMM Inc. ...........................                  1,843
                                                                    ------------
                                                                           6,337
                                                                    ------------


                       See Notes to Financial Statements.                     23

VT GROWTH & INCOME FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)
      COMPUTERS & PERIPHERALS - 4.1%
       20,000   Apple Computer, Inc.+ ...................           $      1,142
      146,000   Hewlett-Packard Company .................                  4,625
       57,000   International Business Machines
                   Corporation ..........................                  4,379
                                                                    ------------
                                                                          10,146
                                                                    ------------
      IT SERVICES - 2.3%
      126,000   First Data Corporation. .................                  5,675
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
       64,000   Intel Corporation .......................                  1,213
       48,000   Microchip Technology Inc. ...............                  1,610
                                                                    ------------
                                                                           2,823
                                                                    ------------
      SOFTWARE - 3.7%
       61,000   Adobe Systems Inc.+ .....................                  1,852
       72,000   Autodesk, Inc.+ .........................                  2,481
      199,000   Microsoft Corporation ...................                  4,637
                                                                    ------------
                                                                           8,970
                                                                    ------------
                Total Information Technology ............                 33,951
                                                                    ------------
   MATERIALS - 3.0%
      135,000   Alcoa Inc. ..............................                  4,369
       58,000   Anglo American PLC, Unsponsored ADR .....                  1,185
       43,000   E.I. du Pont de Nemours & Company .......                  1,789
                                                                    ------------
                Total Materials .........................                  7,343
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.6%
      136,000   AT&T Inc. ...............................                  3,793
       75,000   Verizon  Communications Inc. ............                  2,512
                                                                    ------------
                Total Telecommunication Services ........                  6,305
                                                                    ------------
   UTILITIES - 2.8%
       98,000   FPL Gro.p, Inc.** .......................                  4,055
       70,000   Pinnacle West Capital Corporation .......                  2,794
                                                                    ------------
                Total Utilities .........................                  6,849
                                                                    ------------
                Total Common Stocks (Cost $186,328) .....                238,920
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 2.1%
   (Cost $5,089)
$       5,089   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2005, to be repurchased at
                   $5,091,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $5,257,000) ..........................           $      5,089
                                                                    ------------
SHORT-TERM INVESTMENT - 6.2%
   (Cost $15,170)
       15,170   Mellon GSL DBT II
                   Collateral Fund++ ....................                 15,170
                                                                    ------------
TOTAL INVESTMENTS (Cost $206,587*) ......................   105.8%       259,179

OTHER ASSETS (LIABILITIES) (NET) ........................    (5.8)       (14,313)
                                                            -----   ------------
NET ASSET ...............................................   100.0%  $    244,866
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $14,787,000, representing 6.0% of the total net assets of the Fund (collateral value $15,170,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++   Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR  -- American Depositary Receipt


24                     See Notes to Financial Statements.

Portfolio of Investments

V T WEST COAST EQUITY FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 93.7%

   CONSUMER DISCRETIONARY - 11.8%
      AUTOMOBILES & COMPONENTS - 1.6%
       67,000   Monaco Coach Corporation** ..............           $        851
       15,400   Toyota Motor Corporation, Sponsored
                   ADR ..................................                  1,611
                                                                    ------------
                                                                           2,462
                                                                    ------------
      CONSUMER DURABLES & APPAREL - 1.7%
        9,024   Columbia Sportswear Company+** ..........                    409
        9,300   KB Home** ...............................                    426
       22,200   Mattel, Inc. ............................                    367
       17,325   NIKE Inc., Class B ......................                  1,403
                                                                    ------------
                                                                           2,605
                                                                    ------------
      CONSUMER SERVICES - 3.8%
       11,488   Ambassadors Group, Inc. .................                    332
       59,000   Hilton Hotels Corporation ...............                  1,668
      101,960   Red Lion Hotels Corporation+ ............                  1,116
       75,440   Starbucks Corporation+ ..................                  2,849
                                                                    ------------
                                                                           5,965
                                                                    ------------
      MEDIA - 4.0%
       24,500   Getty Images, Inc.+** ...................                  1,556
       22,650   McClatchy Company, Class A** ............                    909
       64,200   Univision Communications Inc., Class
                   A+** .................................                  2,151
       57,670   Walt Disney Company .....................                  1,730
                                                                    ------------
                                                                           6,346
                                                                    ------------
      RETAILING - 0.7%
       13,000   Blue Nile, Inc.+** ......................                    418
       14,570   Building Materials Holding Corporation ..                    406
        6,200   Nordstrom, Inc. .........................                    226
                                                                    ------------
                                                                           1,050
                                                                    ------------
                Total Consumer Discretionary ............                 18,428
                                                                    ------------
   CONSUMER STAPLES - 6.0%
      FOOD & STAPLES RETAILING - 2.2%
       50,720   Costco Wholesale Corporation** ..........                  2,898
       26,490   Kroger Company** ........................                    579
                                                                    ------------
                                                                           3,477
                                                                    ------------
      FOOD, BEVERAGE & TOBACCO - 0.9%
        9,300   Archer Daniels Midland Company ..........                    384
       17,300   PepsiCo, Inc. ...........................                  1,038
                                                                    ------------
                                                                           1,422
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
       12,000   Central Garden & Pet Company+** .........                    517
       25,870   Clorox Company ..........................                  1,577
        7,900   Colgate-Palmolive Company ...............                    473
       18,000   Estee Lauder Companies Inc., Class A ....                    696
       23,000   Procter & Gamble Company ................                  1,279
                                                                    ------------
                                                                           4,542
                                                                    ------------
                Total Consumer Staples ..................                  9,441
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   ENERGY - 7.4%
       11,000   Apache Corporation ......................           $        751
       34,700   Berry Petroleum Company, Class A ........                  1,150
        6,700   CARBO Ceramics Inc.** ...................                    329
       56,088   Chevron Corporation .....................                  3,481
       13,100   ExxonMobil Corporation ..................                    803
       76,200   Nabors Industries Ltd. (F)+ .............                  2,575
       24,200   Occidental Petroleum Corporation ........                  2,482
                                                                    ------------
                Total Energy ............................                 11,571
                                                                    ------------
   FINANCIALS - 16.2%
      BANKS - 10.3%
       13,300   Bank of America Corporation .............                    640
       24,000   Banner Corporation** ....................                    925
       15,500   City National Corporation ...............                  1,009
       19,600   Countrywide Financial Corporation .......                    746
       43,500   East West Bancorp, Inc. .................                  1,649
       27,100   Greater Bay Bancorp .....................                    779
        8,400   Pacific Capital Bancorp** ...............                    261
       65,100   U.S. Bancorp ............................                  2,010
       17,400   UCBH Holdings, Inc.** ...................                    288
       12,300   UnionBanCal Corporation .................                    795
        6,200   United PanAm Financial Corporation+ .....                    189
       80,997   Washington Federal, Inc.** ..............                  1,878
       73,023   Wells Fargo & Company ...................                  4,898
                                                                    ------------
                                                                          16,067
                                                                    ------------
      DIVERSIFIED FINANCIALS - 4.2%
      123,600   Charles Schwab Corporation ..............                  1,975
       38,800   Citigroup Inc. ..........................                  1,872
       29,200   Franklin Resources, Inc. ................                  2,535
        3,855   Piper Jaffray Companies, Inc.+ ..........                    236
                                                                    ------------
                                                                           6,618
                                                                    ------------
      INSURANCE - 1.7%
       6,000    Safeco Corporation ......................                    338
      44,200    StanCorp Financial Group, Inc. ..........                  2,250
                                                                    ------------
                                                                           2,588
                                                                    ------------
                Total Financials ........................                 25,273
                                                                    ------------
   HEALTH CARE - 15.6%
      HEALTH CARE EQUIPMENT & SERVICES - 7.6%
        5,800   Affymetrix, Inc.+** .....................                    148
       21,000   AMN Healthcare Services, Inc.+ ..........                    426
       21,200   Applera Corporation-Applied Biosystems
                   Group ................................                    686
        2,100   C.R. Bard, Inc. .........................                    154
       15,200   Caremark Rx, Inc. .......................                    758
        1,500   Cooper Companies, Inc. ..................                     66
       20,200   DaVita, Inc.+ ...........................                  1,004
        7,180   Health Net, Inc.+ .......................                    324
       17,000   McKesson Corporation ....................                    804
        6,000   Mentor Corporation ......................                    261
       76,000   OraSure Technologies, Inc.+** ...........                    724


                       See Notes to Financial Statements.                     25

V T WEST COAST EQUITY FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   HEALTH CARE (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
       23,500   ResMed Inc.+ ............................           $      1,103
       57,325   SonoSite, Inc.+** .......................                  2,238
        5,000   Stryker Corporation .....................                    211
       34,200   Varian Medical Systems, Inc.+ ...........                  1,619
       26,400   VCA Antech, Inc.+ .......................                    843
        8,300   Zimmer Holdings, Inc.+ ..................                    471
                                                                    ------------
                                                                          11,840
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 8.0%
       21,900   Abbott Laboratories** ...................                    955
       25,012   Allergan, Inc. ..........................                  2,683
       30,607   Amgen, Inc.+ ............................                  1,997
        9,300   Amylin Pharmaceuticals, Inc.+** .........                    459
       23,400   CV Therapeutics, Inc.+** ................                    327
       38,000   Dendreon Corporation+** .................                    184
       14,441   Eden Bioscience Corporation+ ............                     27
       20,500   Genentech, Inc.+ ........................                  1,677
        2,600   Gilead Sciences, Inc.+ ..................                    154
       22,355   ICOS Corporation+** .....................                    492
       23,600   Johnson & Johnson .......................                  1,414
       11,000   Martek Biosciences Corporation+** .......                    318
        9,000   Neurocrine Biosciences, Inc.+** .........                     95
       47,200   Pfizer Inc. .............................                  1,108
       29,500   Watson Pharmaceuticals, Inc.+ ...........                    687
                                                                    ------------
                                                                          12,577
                                                                    ------------
                Total Health Care .......................                 24,417
                                                                    ------------
   INDUSTRIALS - 15.7%
      CAPITAL GOODS - 11.1%
       43,911   Boeing Company ..........................                  3,597
       16,000   Cascade Corporation** ...................                    633
        1,100   Ceradyne, Inc.+ .........................                     54
       25,900   Dionex Corporation+ .....................                  1,416
       27,703   Electro Scientific Industries, Inc.+ ....                    498
        5,900   Granite Construction Inc.** .............                    267
       33,300   Greenbrier Companies, Inc. ..............                  1,090
       28,800   Jacobs Engineering Group Inc.+ ..........                  2,294
       25,800   Northrop Grumman Corporation ............                  1,653
       42,300   PACCAR Inc. .............................                  3,485
       18,900   Precision Castparts Corporation .........                  1,129
       35,700   Simpson Manufacturing Company, Inc.** ...                  1,287
                                                                    ------------
                                                                          17,403
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 1.5%
        4,100   Avery Dennison Corporation ..............                    238
       22,000   Copart, Inc.+ ...........................                    540
       31,000   Robert Half International Inc. ..........                  1,302
        5,900   Waste Connections, Inc.+** ..............                    215
                                                                    ------------
                                                                           2,295
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   TRANSPORTATION - 3.1%
       36,160   Alaska Air Group, Inc.+ .................           $      1,426
       44,100   Cathay Pacific Airways Ltd., Sponsored
                   ADR ..................................                    386
       55,800   Expeditors International of Washington,
                   Inc. .................................                  3,125
                                                                    ------------
                                                                           4,937
                                                                    ------------
                Total Industrials .......................                 24,635
                                                                    ------------
   INFORMATION TECHNOLOGY - 16.3%
      COMMUNICATIONS EQUIPMENT - 1.7%
       96,000   Cisco Systems, Inc.+ ....................                  1,875
       10,300   Polycom, Inc.+ ..........................                    226
       14,000   QUALCOMM Inc. ...........................                    561
                                                                    ------------
                                                                           2,662
                                                                    ------------
      COMPUTERS & PERIPHERALS - 1.6%
        5,000   Apple Computer, Inc.+ ...................                    286
       49,600   Hewlett-Packard Company .................                  1,571
        5,700   InFocus Corporation+ ....................                     16
        9,400   Intermec Inc.+ ..........................                    216
        3,100   Network Appliance, Inc.+ ................                    110
       18,000   QLogic Corporation+ .....................                    310
                                                                    ------------
                                                                           2,509
                                                                    ------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
       41,020   Tektronix, Inc. .........................                  1,207
       10,100   Trimble Navigation Ltd.+ ................                    451
                                                                    ------------
                                                                           1,658
                                                                    ------------
      INTERNET SOFTWARE & SERVICES - 2.9%
      284,340   Art Technology Group, Inc.+ .............                    847
        2,900   Google Inc., Class A+ ...................                  1,216
       62,100   WatchGuard Technologies, Inc.+ ..........                    253
       18,574   WebEx Communications, Inc.+ .............                    660
       49,100   Yahoo! Inc.+** ..........................                  1,620
                                                                    ------------
                                                                           4,596
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
       27,025   Applied Materials, Inc. .................                    440
       19,300   Credence Systems Corporation+ ...........                     68
        5,600   Exar Corporation+ .......................                     74
       30,260   FEI Company+** ..........................                    686
       75,830   Intel Corporation .......................                  1,437
        5,000   International Rectifier Corporation+** ..                    195
        9,600   KLA-Tencor Corporation ..................                    399
       74,780   Lattice Semiconductor Corporation+ ......                    462
       36,700   LSI Logic Corporation+ ..................                    329
        4,200   Maxim Integrated Products, Inc. .........                    135
       10,400   Novellus Systems, Inc.+ .................                    257
        4,800   NVIDIA Corporation+ .....................                    102
       79,300   Pixelworks, Inc.+ .......................                    217
                                                                    ------------
                                                                           4,801
                                                                    ------------


26                     See Notes to Financial Statements.

V T WEST COAST EQUITY FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)
      SOFTWARE - 5.9%
       70,000   Actuate Corporation+ ....................           $        283
       56,940   Adobe Systems Inc.+ .....................                  1,729
        3,200   Autodesk, Inc.+ .........................                    110
       12,600   Electronic Arts Inc.+ ...................                    542
       29,000   Fair Isaac Corporation ..................                  1,053
        5,400   Mentor Graphics Corporation+ ............                     70
      149,930   Microsoft Corporation ...................                  3,493
       46,000   Quest Software, Inc.+** .................                    646
       31,090   RadiSys Corporation+** ..................                    683
       11,500   SupportSoft, Inc.+ ......................                     45
       19,000   Sybase, Inc.+ ...........................                    368
       15,100   Symantec Corporation+** .................                    235
        1,700   Websense, Inc.+ .........................                     35
                                                                    ------------
                                                                           9,292
                                                                    ------------
                Total Information Technology ............                 25,518
                                                                    ------------
   MATERIALS - 3.6%
        3,900   Cemex SA de CV, Sponsored ADR ...........                    222
       25,600   Oregon Steel Mills, Inc.+ ...............                  1,297
       43,830   Schnitzer Steel Industries, Inc.,
                   Class A ..............................                  1,555
       12,500   Symyx Technologies, Inc.+ ...............                    302
       36,735   Weyerhaeuser Company ....................                  2,287
                                                                    ------------
                Total Materials .........................                  5,663
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.7%
       53,500   Sprint Nextel Corporation ...............                  1,070
                                                                    ------------
   UTILITIES - 0.4%
       12,100   Sempra Energy ...........................                    550
                                                                    ------------
                Total Common Stocks
                   (Cost $109,190) ......................                146,566
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
       30,000   AMB Property Corporation ................                  1,516
        9,100   Essex Property Trust, Inc. ..............                  1,016
       31,000   Health Care Property Investors, Inc. ....                    829
        6,200   Nationwide Health Properties, Inc. ......                    140
       33,300   Plum Creek Timber Company, Inc. .........                  1,182
                                                                    ------------
                Total REITs
                   (Cost $3,671) ........................                  4,683
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 4.1%
   (Cost $ 6,356)
$       6,356   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $6,358,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $6,565,000) ..........................           $      6,356
                                                                    ------------
SHORT-TERM INVESTMENT - 11.3%
   (Cost $ 17,753)
       17,753   Mellon GSL DBT II
                   Collateral Fund++ ....................                 17,753
                                                                    ------------
TOTAL INVESTMENTS (Cost $136,970*) ......................   112.1%       175,358

OTHER ASSETS (LIABILITIES) (NET) ........................   (12.1)       (18,910)
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $    156,448
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $17,034,000, representing 10.9% of the total net assets of the Fund (collateral value $17,753,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++   Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR  -- American Depositary Receipt

(F)  -- Foreign Shares


                       See Notes to Financial Statements.                     27

Portfolio of Investments

VT MID CAP STOCK FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 93.0%

   CONSUMER DISCRETIONARY - 13.8%
      AUTOMOBILES & COMPONENTS - 1.9%
       28,800   Magna International Inc., Class A (F) ...           $      2,073
                                                                    ------------
      CONSUMER DURABLES & APPAREL - 2.5%
       33,200   Jones Apparel Group, Inc. ...............                  1,055
      104,400   Mattel, Inc. ............................                  1,724
                                                                    ------------
                                                                           2,779
                                                                    ------------
      CONSUMER SERVICES - 2.3%
       20,600   Papa John's International, Inc.+ ........                    684
       35,400   Yum! Brands, Inc. .......................                  1,780
                                                                    ------------
                                                                           2,464
                                                                    ------------
      RETAILING - 7.1%
       56,900   Aaron Rents, Inc. .......................                  1,529
       62,200   Nordstrom, Inc. .........................                  2,270
       56,900   Tiffany & Company .......................                  1,879
       50,200   Weight Watchers International, Inc. .....                  2,053
                                                                    ------------
                                                                           7,731
                                                                    ------------
                Total Consumer Discretionary ............                 15,047
                                                                    ------------
   CONSUMER STAPLES - 1.3%
      FOOD, BEVERAGE & TOBACCO - 0.8%
       13,600   Dean Foods Company+ .....................                    506
        8,700   J.M. Smucker Company ....................                    389
                                                                    ------------
                                                                             895
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
       13,200   Estee Lauder Companies Inc., Class A ....                    510
                                                                    ------------
                Total Consumer Staples ..................                  1,405
                                                                    ------------
      ENERGY - 9.0%
       37,800   Cimarex Energy Company ..................                  1,625
       64,000   Nabors Industries Ltd. (F)+ .............                  2,163
       54,400   Noble Energy, Inc. ......................                  2,549
       15,200   Tesoro Corporation ......................                  1,130
       46,300   Tidewater Inc. ..........................                  2,278
                                                                    ------------
                Total Energy ............................                  9,745
                                                                    ------------
   FINANCIALS - 18.9%
      BANKS - 5.1%
       35,726   North Fork Bancorporation, Inc. .........                  1,078
       82,800   TCF Financial Corporation ...............                  2,190
       95,450   Washington Federal, Inc. ................                  2,213
                                                                    ------------
                                                                           5,481
                                                                    ------------
      DIVERSIFIED FINANCIALS - 3.8%
       42,300   A.G. Edwards, Inc. ......................                  2,340
       22,500   Ambac Financial Group, Inc. .............                  1,825
                                                                    ------------
                                                                           4,165
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      INSURANCE - 10.0%
      106,800   Fidelity National Financial, Inc. .......           $      4,160
       95,700   HCC Insurance Holdings, Inc. ............                  2,817
       48,600   Max Re Capital Ltd. (F) .................                  1,061
       27,200   MGIC Investment Corporation .............                  1,768
       24,891   PMI Group, Inc.** .......................                  1,110
                                                                    ------------
                                                                          10,916
                                                                    ------------
                Total Financials ........................                 20,562
                                                                    ------------
   HEALTH CARE - 11.5%
      HEALTH CARE EQUIPMENT & SERVICES - 10.1%
       18,600   AmerisourceBergen Corporation ...........                    780
       39,100   Covance Inc.+ ...........................                  2,394
       51,100   Edwards Lifesciences Corporation+ .......                  2,321
       16,100   Express Scripts, Inc., Class A+ .........                  1,155
       71,102   IMS Health Inc. .........................                  1,909
       48,400   Universal Health Services, Inc.,
                   Class B ..............................                  2,433
                                                                    ------------
                                                                          10,992
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 1.4%
       76,525   Mylan Laboratories Inc. .................                  1,530
                                                                    ------------
                Total Health Care .......................                 12,522
                                                                    ------------
   INDUSTRIALS - 16.6%
      CAPITAL GOODS - 6.4%
       62,800   Federal Signal Corporation ..............                    951
       38,900   Lincoln Electric Holdings, Inc. .........                  2,437
       27,100   PACCAR Inc.** ...........................                  2,232
       25,500   Teleflex Inc. ...........................                  1,378
                                                                    ------------
                                                                           6,998
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 4.5%
       78,300   Allied Waste Industries, Inc.+** ........                    890
       42,700   HNI Corporation .........................                  1,936
       50,500   Republic Services, Inc. .................                  2,037
                                                                    ------------
                                                                           4,863
                                                                    ------------
      TRANSPORTATION - 5.7%
       36,800   Alaska Air Group, Inc.+ .................                  1,451
      104,700   AMR Corporation+** ......................                  2,661
       72,100   Continental Airlines, Inc., Class B+** ..                  2,149
                                                                    ------------
                                                                           6,261
                                                                    ------------
                Total Industrials .......................                 18,122
                                                                    ------------
   INFORMATION TECHNOLOGY - 11.9%
      COMPUTERS & PERIPHERALS - 3.4%
       72,000   Electronics for Imaging, Inc.+ ..........                  1,503
       61,500   Network Appliance, Inc.+ ................                  2,171
                                                                    ------------
                                                                           3,674
                                                                    ------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
       39,000   Arrow Electronics, Inc.+                                   1,256
       33,500   Diebold, Inc. ...........................                  1,361
                                                                    ------------
                                                                           2,617
                                                                    ------------


28                     See Notes to Financial Statements.

VT MID CAP STOCK FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      IT SERVICES - 1.6%
       54,100   Acxiom Corporation ......................           $      1,352
       18,900   Convergys Corporation+ ..................                    369
                                                                    ------------
                                                                           1,721
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
       86,650   Microchip Technology Inc.** .............                  2,907
                                                                    ------------
      SOFTWARE - 1.9%
       72,100   BMC Software Inc.+ ......................                  1,723
       19,600   Synopsys, Inc.+ .........................                    368
                                                                    ------------
                                                                           2,091
                                                                    ------------
                Total Information Technology ............                 13,010
                                                                    ------------
      MATERIALS - 5.2%
       31,800   Cabot Corporation .......................                  1,098
       54,200   Lubrizol Corporation ....................                  2,160
       91,300   Valspar Corporation .....................                  2,411
                                                                    ------------
                Total Materials .........................                  5,669
                                                                    ------------
      TELECOMMUNICATION SERVICES - 0.5%
        8,600   United States Cellular Corporation+ .....                    521
                                                                    ------------
      UTILITIES - 4.3%
      107,100   NiSource Inc.** .........................                  2,339
       57,700   Pinnacle West Capital Corporation .......                  2,303
                                                                    ------------
                Total Utilities .........................                  4,642
                                                                    ------------
                Total Common Stocks
                   (Cost $70,674) .......................                101,245
                                                                    ------------
REAL ESTATE INVESTMENT TRUST (REIT) - 2.1%
   (Cost $1,566)
       51,000   General Growth Properties, Inc. .........                  2,298
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 4.7%
   (Cost $5,044)
$       5,044   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $5,046,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $5,210,000) ..........................           $      5,044
                                                                    ------------
SHORT-TERM INVESTMENT - 9.1%
   (Cost $ 9,934)
        9,934   Mellon GSL DBT II Collateral Fund++ .....                  9,934
                                                                    ------------
TOTAL INVESTMENTS (Cost $87,217*) .......................   108.9%       118,521

OTHER ASSETS (LIABILITIES) (NET) ........................    (8.9)        (9,663)
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $    108,858
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $9,722,000, representing 8.9% of the total net assets of the Fund (collateral value $9,934,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++   Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

(F)  -- Foreign Shares


                       See Notes to Financial Statements.                     29

Portfolio of Investments

VT GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 97.2%

   CONSUMER DISCRETIONARY - 15.6%
      AUTOMOBILES & COMPONENTS - 0.1%
        9,000   Toyota Motor Corporation (F) ............           $        471
                                                                    ------------
      CONSUMER DURABLES & APPAREL - 1.0%
        4,000   Harman International Industries, Inc. ...                    341
       24,460   NIKE Inc., Class B ......................                  1,981
        8,900   Polo Ralph Lauren Corporation ...........                    489
                                                                    ------------
                                                                           2,811
                                                                    ------------
      CONSUMER SERVICES - 1.9%
       16,410   Apollo Group, Inc., Class A+** ..........                    848
        9,770   Carnival Corporation** ..................                    408
        7,900   Las Vegas Sands Corporation+** ..........                    615
       10,100   Scientific Games Corporation+ ...........                    360
       85,515   Starbucks Corporation+ ..................                  3,229
                                                                    ------------
                                                                           5,460
                                                                    ------------
      MEDIA - 2.7%
       25,300   Comcast Corporation, Special Class
                   A+** .................................                    829
      170,228   Time Warner Inc. ........................                  2,945
       83,700   Walt Disney Company .....................                  2,511
       98,910   XM Satellite Radio Holdings Inc.,
                   Class A+** ...........................                  1,449
                                                                    ------------
                                                                           7,734
                                                                    ------------
      RETAILING - 9.9%
      172,875   Amazon.com Inc.+** ......................                  6,687
       16,020   Best Buy Company, Inc. ..................                    878
      148,680   eBay Inc.+ ..............................                  4,355
       34,000   Expedia, Inc.+ ..........................                    509
      136,575   Home Depot, Inc.** ......................                  4,888
      143,832   IAC/InterActiveCorp+** ..................                  3,810
       13,030   J.C. Penney Company, Inc.
                   (Holding Company) ....................                    880
       13,200   Kohl's Corporation+ .....................                    780
       19,510   Lowe's Companies, Inc. ..................                  1,184
       16,600   Michaels Stores, Inc. ...................                    685
      120,965   Staples, Inc. ...........................                  2,942
       12,770   Target Corporation ......................                    624
       26,700   Urban Outfitters, Inc.+ .................                    467
                                                                    ------------
                                                                          28,689
                                                                    ------------
                Total Consumer Discretionary ............                 45,165
                                                                    ------------
   CONSUMER STAPLES - 7.6%
      FOOD & STAPLES RETAILING - 1.0%
       32,100   CVS Corporation .........................                    986
       60,775   Sysco Corporation .......................                  1,857
                                                                    ------------
                                                                           2,843
                                                                    ------------
      FOOD, BEVERAGE & TOBACCO - 3.8%
       59,840   Cadbury Schweppes PLC (F) ...............                    577
       55,200   Coca-Cola Company .......................                  2,375

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
        4,111   Nestle SA (F) ...........................           $      1,291
       75,040   PepsiCo, Inc. ...........................                  4,505
       52,625   Wm. Wrigley Jr. Company .................                  2,387
                                                                    ------------
                                                                          11,135
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
      124,712   Procter & Gamble Company ................                  6,934
       27,750   Reckitt Benckiser PLC (F) ...............                  1,037
                                                                    ------------
                                                                           7,971
                                                                    ------------
                Total Consumer Staples                                    21,949
                                                                    ------------
   ENERGY - 6.3%
       40,850   EOG Resources, Inc. .....................                  2,833
       14,510   ExxonMobil Corporation ..................                    890
       35,470   Halliburton Company .....................                  2,632
       12,348   Kinder Morgan Management LLC+ ...........                    531
       51,320   Occidental Petroleum Corporation ........                  5,263
       23,460   Schlumberger Ltd. .......................                  1,527
       26,200   Smith International, Inc. ...............                  1,165
       16,000   Transocean Inc.+ ........................                  1,285
       30,675   Valero Energy Corporation ...............                  2,041
                                                                    ------------
                Total Energy ............................                 18,167
                                                                    ------------
   FINANCIALS - 11.5%
      BANKS - 0.1%
        7,100   Bank of America Corporation .............                    342
                                                                    ------------
      DIVERSIFIED FINANCIALS - 8.4%
       65,175   American Express Company ................                  3,469
        3,100   Chicago Mercantile Exchange Holdings Inc.                  1,523
       13,510   Citigroup Inc. ..........................                    652
       55,510   Fannie Mae ..............................                  2,670
        6,200   Franklin Resources, Inc. ................                    538
        7,030   Goldman Sachs Group, Inc. ...............                  1,057
        9,700   Legg Mason, Inc. ........................                    965
       92,530   Merrill Lynch & Company, Inc. ...........                  6,436
       46,300   Morgan Stanley ..........................                  2,927
       22,900   Nomura Holdings, Inc. (F) ...............                    429
       12,400   Northern Trust Corporation ..............                    686
       44,880   optionsXpress Holdings, Inc. ............                  1,046
        8,100   T. Rowe Price Group, Inc. ...............                    306
       14,130   UBS AG (F) ..............................                  1,550
                                                                    ------------
                                                                          24,254
                                                                    ------------
      INSURANCE - 3.0%
       62,540   American International Group, Inc. ......                  3,693
           34   Berkshire Hathaway, Inc., Class A+ ......                  3,116
        8,000   Hartford Financial Services Group, Inc. .                    677
       13,420   Prudential Financial, Inc. ..............                  1,043
                                                                    ------------
                                                                           8,529
                                                                    ------------
                Total Financials ........................                 33,125
                                                                    ------------


30                     See Notes to Financial Statements.

VT GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   HEALTH CARE - 18.9%
      HEALTH CARE EQUIPMENT & SERVICES - 6.3%
       11,750   Alcon, Inc. (F) .........................           $      1,158
       49,245   Boston Scientific Corporation+ ..........                    829
       45,165   Caremark Rx, Inc. .......................                  2,252
       13,400   Covance Inc.+ ...........................                    820
       52,515   Coventry Health Care, Inc.+ .............                  2,885
       13,300   Fisher Scientific International Inc.+ ...                    972
       70,740   Medtronic, Inc.** .......................                  3,319
       16,400   Quest Diagnostics Inc. ..................                    983
        8,254   Roche Holding AG-Genusschein (F) ........                  1,364
       22,600   St. Jude Medical, Inc.+ .................                    733
       52,245   UnitedHealth Group Inc. .................                  2,340
       11,490   Varian Medical Systems, Inc.+ ...........                    544
                                                                    ------------
                                                                          18,199
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 12.6%
      125,325   Amgen, Inc.+ ............................                  8,175
       67,990   Biogen Idec Inc.+ .......................                  3,150
        8,700   Celgene Corporation+ ....................                    413
        3,900   Cephalon, Inc.+** .......................                    234
       16,755   Eli Lilly & Company .....................                    926
       94,460   Genentech, Inc.+ ........................                  7,727
       14,300   Genzyme Corporation+ ....................                    873
       31,740   Gilead Sciences, Inc.+ ..................                  1,878
       61,805   Johnson & Johnson .......................                  3,703
       14,800   MedImmune, Inc.+** ......................                    401
       29,760   Novartis AG (F) .........................                  1,611
       22,500   PDL BioPharma Inc.+ .....................                    414
      126,240   Pfizer Inc. .............................                  2,963
        5,280   Sanofi-Aventis Group (F)** ..............                    515
       35,645   Sanofi-Aventis, ADR** ...................                  1,736
        8,200   Sepracor Inc.+** ........................                    469
       24,000   Shionogi & Company, Ltd. (F) ............                    428
       30,382   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR ........................                    960
                                                                    ------------
                                                                          36,576
                                                                    ------------
                Total Health Care .......................                 54,775
                                                                    ------------
   INDUSTRIALS - 5.5%
      CAPITAL GOODS - 4.4%
       13,300   Danaher Corporation** ...................                    855
       25,480   Empresa Brasileira de Aeronautica SA,
                   ADR** ................................                    929
        9,400   Fastenal Company** ......................                    379
       13,000   General Dynamics Corporation ............                    851
      219,208   General Electric Company ................                  7,225
       13,360   Lockheed Martin Corporation .............                    958
        3,900   Textron Inc. ............................                    360
       17,480   United Technologies Corporation .........                  1,109
                                                                    ------------
                                                                          12,666
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      COMMERCIAL SERVICES & SUPPLIES - 0.5%
        9,500   ChoicePoint Inc.+ .......................           $        397
        8,800   Corporate Executive Board Company .......                    882
                                                                    ------------
                                                                           1,279
                                                                    ------------
      TRANSPORTATION - 0.6%
        7,780   Expeditors International of Washington,
                   Inc. .................................                    436
       12,070   FedEx Corporation .......................                  1,410
                                                                    ------------
                                                                           1,846
                                                                    ------------
                Total Industrials .......................                 15,791
                                                                    ------------
   INFORMATION TECHNOLOGY - 29.5%
      COMMUNICATIONS EQUIPMENT - 9.0%
      352,035   Cisco Systems, Inc.+ ....................                  6,875
       36,100   Corning Inc.+ ...........................                    873
        9,200   F5 Networks, Inc.+ ......................                    492
      124,000   Juniper Networks, Inc.+ .................                  1,983
      247,680   Motorola, Inc. ..........................                  4,991
       19,500   Nokia Oyj, Sponsored ADR ................                    395
      141,300   QUALCOMM Inc. ...........................                  5,662
       57,600   Research In Motion Ltd.+ ................                  4,019
       21,800   Telefonaktiebolaget LM Ericsson,
                   Sponsored ADR ........................                    720
                                                                    ------------
                                                                          26,010
                                                                    ------------
      COMPUTERS & PERIPHERALS - 2.0%
       16,200   Apple Computer, Inc.+ ...................                    925
       37,060   Dell Inc.+ ..............................                    905
      203,980   EMC Corporation+ ........................                  2,238
       12,000   Network Appliance, Inc.+ ................                    424
       27,075   SanDisk Corporation+** ..................                  1,380
                                                                    ------------
                                                                           5,872
                                                                    ------------
      INTERNET SOFTWARE & SERVICES - 5.5%
       74,700   Akamai Technologies, Inc.+ ..............                  2,703
        9,445   Google Inc., Class A+ ...................                  3,961
      274,935   Yahoo! Inc.+ ............................                  9,073
                                                                    ------------
                                                                          15,737
                                                                    ------------
      IT SERVICES - 1.4%
       28,700   Affiliated Computer Services, Inc.,
                Class A+ ................................                  1,481
       37,300   Automatic Data Processing, Inc. .........                  1,692
       13,600   Cognizant Technology Solutions
                   Corporation, Class A+ ................                    916
                                                                    ------------
                                                                           4,089
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
      132,040   Advanced Micro Devices, Inc.+ ...........                  3,224
       36,750   Broadcom Corporation, Class A+ ..........                  1,104
      136,080   Intel Corporation .......................                  2,579
       16,300   Linear Technology Corporation** .........                    546
       11,600   Marvell Technology Group Ltd.+ ..........                    514
       19,900   Microchip Technology Inc. ...............                    668


                       See Notes to Financial Statements.                     31

VT GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
         (CONTINUED)
        7,746   Samsung Electronics Company Ltd.,  GDR ..           $      2,462
      217,778   Texas Instruments Inc. ..................                  6,596
                                                                    ------------
                                                                          17,693
                                                                    ------------
      SOFTWARE - 5.5%
       86,560   Adobe Systems Inc.+ .....................                  2,628
       22,300   Amdocs Ltd. (F)+ ........................                    816
       14,000   Autodesk, Inc.+ .........................                    483
       66,900   Electronic Arts Inc.+ ...................                  2,879
       14,300   McAfee Inc.+ ............................                    347
      171,308   Microsoft Corporation ...................                  3,992
       10,000   NAVTEQ Corporation+ .....................                    447
       95,100   Red Hat, Inc.+ ..........................                  2,225
       39,915   SAP AG, Sponsored ADR ...................                  2,096
                                                                    ------------
                                                                          15,913
                                                                    ------------
                Total Information Technology ............                 85,314
                                                                    ------------
      MATERIALS - 1.1%
       23,000   Monsanto Company ........................                  1,936
       25,530   Praxair, Inc. ...........................                  1,379
                                                                    ------------
                Total Materials .........................                  3,315
                                                                    ------------
      TELECOMMUNICATION SERVICES - 0.8%
       28,300   American Tower Corporation, Class A+ ....                    881
       14,900   Crown Castle International
                   Corporation+ .........................                    514
       39,170   Sprint Nextel Corporation ...............                    783
                                                                    ------------
                Total Telecommunication Services ........                  2,178
                                                                    ------------
      UTILITIES - 0.4%
       20,780   TXU Corporation .........................                  1,243
                                                                    ------------
                Total Common Stocks
                   (Cost $258,739) ......................                281,022
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 2.0%
   (Cost $5,898)
   FEDERAL HOME LOAN BANK (FHLB) - 2.0%
      $5,900 4.950% due 07/03/2006++ ....................           $      5,898
                                                                    ------------
REPURCHASE AGREEMENT - 0.9%
   (Cost $2,452)
        2,452   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $2,453,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $2,533,000) ..........................                  2,452
                                                                    ------------
SHORT-TERM INVESTMENT - 5.1%
   (Cost $14,867)
       14,867   Mellon GSL DBT II
                   Collateral Fund+++ ...................                 14,867
                                                                    ------------
TOTAL INVESTMENTS (Cost $281,956*) ......................   105.2%       304,239

OTHER ASSETS (LIABILITIES) (NET) ........................    (5.2)       (15,149)
                                                            -----   ------------
NET ASSET ...............................................   100.0%  $    289,090
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $14,357,000, representing 5.0% of the total net assets of the Fund (collateral value $14,867,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++   Rate represents annualized yield at date of purchase.

+++  Represents investment purchased with cash collateral for securities loaned.

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

             FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                        CONTRACTS TO DELIVER
                               (000S)                          NET
             ------------------------------------------    UNREALIZED
EXPIRATION          LOCAL    VALUE IN   IN EXCHANGE       DEPRECIATION
   DATE           CURRENCY    U.S. $     FOR U.S. $       OF CONTRACTS
----------        --------   --------   -----------       ------------
7/3/06              GBP71       131         128               $(3)
                                                              ===

                                GLOSSARY OF TERMS

ADR  -- American Depositary Receipt

(F)  -- Foreign Shares

GBP  -- Great BritaIn Pound Sterling

GDR  -- Global Depositary Receipt


32                     See Notes to Financial Statements.

Portfolio of Investments

VT SMALL CAP VALUE FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 78.2%
   CONSUMER DISCRETIONARY - 9.7%
      AUTOMOBILES & COMPONENTS - 2.0%
       48,500   Accuride Corporation+ ...................           $        605
        3,600   Tenneco, Inc.+ ..........................                     94
                                                                    ------------
                                                                             699
                                                                    ------------
      CONSUMER DURABLES & APPAREL - 2.4%
       64,000   Lenox Group, Inc.+ ......................                    454
       18,600   Rocky Brands, Inc.+** ...................                    395
                                                                    ------------
                                                                             849
                                                                    ------------
      MEDIA - 0.5%
        8,300   Carmike Cinemas, Inc. ...................                    175
                                                                    ------------
      RETAILING - 4.8%
       49,200   Blockbuster Inc., Class A ...............                    245
        2,437   Children's Place Retail Stores, Inc.+ ...                    146
      130,300   Movie Gallery, Inc. .....................                    809
       12,200   RC2 Corporation+ ........................                    472
                                                                    ------------
                                                                           1,672
                                                                    ------------
                Total Consumer Discretionary ............                  3,395
                                                                    ------------
   CONSUMER STAPLES - 5.0%
      FOOD & STAPLES RETAILING - 1.0%
       20,500   Fresh Del Monte Produce, Inc. ...........                    354
                                                                    ------------
      FOOD, BEVERAGE & TOBACCO - 1.3%
       27,300   B&G Foods Inc., EIS .....................                    443
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
       12,300   Central Garden & Pet Company+ ...........                    530
       13,249   Jarden Corporation+** ...................                    403
                                                                    ------------
                                                                             933
                                                                    ------------
                Total Consumer Staples ..................                  1,730
                                                                    ------------
   ENERGY - 6.0%
       16,100   Cimarex Energy Company ..................                    692
       14,000   Comstock Resources, Inc.+ ...............                    418
       11,800   Encore Acquisition Company+ .............                    317
        3,800   Giant Industries, Inc.+ .................                    253
        9,800   St. Mary Land & Exploration Company .....                    394
                                                                    ------------
                Total Energy ............................                  2,074
                                                                    ------------
   FINANCIALS - 14.1%
      BANKS - 7.8%
       13,780   Capital Corporation of the West .........                    441
        4,100   Center Financial Corporation ............                     97
       26,900   Dime Community Bancshares ...............                    365
       41,340   Oriental Financial Group, Inc. ..........                    528
       43,100   TrustCo Bank Corporation NY .............                    475
       16,920   U.S.B. Holding Company, Inc. ............                    381
       17,700   Washington Federal, Inc. ................                    410
                                                                    ------------
                                                                           2,697
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      INSURANCE - 6.3%
       12,600   Navigators Group, Inc.+ .................           $        552
       10,200   Safety Insurance Group, Inc. ............                    485
       12,300   State Auto Financial Corporation ........                    400
        4,800   Stewart Information Services
                Corporation .............................                    174
       19,400   United Fire & Casualty Company ..........                    585
                                                                    ------------
                                                                           2,196
                                                                    ------------
                Total Financials ........................                  4,893
                                                                    ------------
   HEALTH CARE - 4.4%
      HEALTH CARE EQUIPMENT & SERVICES -  2.5%
        8,400   Gene Logic, Inc.+ .......................                     11
       25,000   Kindred Healthcare, Inc.+ ...............                    650
        6,100   LifePoint Hospitals, Inc.+ ..............                    196
                                                                    ------------
                                                                             857
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 1.9%
       53,200   Bradley Pharmaceuticals, Inc.+** ........                    543
       22,400   Lannett Company, Inc.+** ................                    127
                                                                    ------------
                                                                             670
                                                                    ------------
                Total Health Care .......................                  1,527
                                                                    ------------
   INDUSTRIALS - 15.2%
      CAPITAL GOODS - 5.2%
       10,700   DRS Technologies, Inc. ..................                    521
        2,100   Gardner Denver Inc.+ ....................                     81
       14,700   Griffon Corporation+** ..................                    384
      113,100   New Flyer Industries Inc. (F), IDS++ ....                    839
                                                                    ------------
                                                                           1,825
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 1.5%
       18,800   McGrath RentCorp ........................                    523
                                                                    ------------
      TRANSPORTATION - 8.5%
       11,200   Alaska Air Group, Inc.+ .................                    442
       23,300   AMR Corporation+** ......................                    592
       20,200   Continental Airlines, Inc., Class B+ ....                    602
       11,000   Dampskibsselskabet TORM A/S, ADR** ......                    518
       66,200   Frontier Airlines Holdings, Inc.+** .....                    477
       15,100   OMI Corporation .........................                    327
                                                                    ------------
                                                                           2,958
                                                                    ------------
                Total Industrials .......................                  5,306
                                                                    ------------
   INFORMATION TECHNOLOGY - 10.5%
      COMMUNICATIONS EQUIPMENT - 1.2%
       13,000   Bel Fuse Inc., Class B ..................                    427
                                                                    ------------
      COMPUTERS & PERIPHERALS - 2.3%
       16,000   Electronics for Imaging, Inc.+ ..........                    334
       20,800   Hutchinson Technology, Inc.+** ..........                    450
                                                                    ------------
                                                                             784
                                                                    ------------


                       See Notes to Financial Statements.                     33

VT SMALL CAP VALUE FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
       33,800   LeCroy Corporation+ .....................           $        485
                                                                    ------------
      IT SERVICES - 1.0%
       62,600   Lionbridge Technologies, Inc.+ ..........                    346
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
       76,500   Axcelis Technologies, Inc.+ .............                    451
       63,000   Credence Systems Corporation+ ...........                    221
       51,400   PortalPlayer Inc.+** ....................                    504
                                                                    ------------
                                                                           1,176
                                                                    ------------
      SOFTWARE - 1.2%
       40,500   RealNetworks, Inc.+ .....................                    433
                                                                    ------------
                Total Information Technology ............                  3,651
                                                                    ------------
   MATERIALS - 8.8%
        9,100   Century Aluminum Company+ ...............                    325
        9,500   Headwaters, Inc.+** .....................                    243
      188,000   Kingsgate Consolidated Ltd. (F) .........                    718
       20,000   Metal Management, Inc. ..................                    612
      394,200   Minara Resources Ltd. (F) ...............                    712
       21,800   Randgold Resources Ltd., ADR+** .........                    458
                                                                    ------------
                Total Materials .........................                  3,068
                                                                    ------------
   TELECOMMUNICATION SERVICES - 3.5%
       30,100   Asia Satellite Telecommunications
                   Holdings Ltd., Sponsored ADR .........                    507
       16,400   Iowa Telecommunications Services Inc. ...                    310
       24,800   USA Mobility, Inc.+** ...................                    412
                                                                    ------------
                Total Telecommunication Services ........                  1,229
                                                                    ------------
   UTILITIES - 1.0%
       10,700   Suburban Propane Partners LP** ..........                    337
                                                                    ------------
                Total Common Stocks
                   (Cost $25,568) .......................                 27,210
                                                                    ------------
CANADIAN INCOME TRUSTS - 8.8%
   CONSUMER STAPLES - 3.7%
      FOOD, BEVERAGE & TOBACCO - 3.7%
       59,300   Arctic Glacier Income Fund (F) ..........                    635
       61,400   Connors Brothers Income Fund (F) ........                    638
                                                                    ------------
                Total Consumer Staples ..................                  1,273
                                                                    ------------
   ENERGY - 4.1%
       17,000   Harvest Energy Trust (F)** ..............                    506
       23,300   Vermilion Energy Trust (F) ..............                    721
        7,700   Zargon Energy Trust (F) .................                    211
                                                                    ------------
                Total Energy ............................                  1,438
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   INDUSTRIALS - 1.0%
      COMMERCIAL SERVICES & SUPPLIES - 1.0%
       42,900   Versacold Income Fund (F) ...............           $        341
                                                                    ------------
                Total Canadian Income Trusts
                   (Cost $2,362) ........................                  3,052
                                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.5%
       12,000   Entertainment Properties Trust ..........                    516
       23,800   Equity Inns, Inc. .......................                    394
       10,400   Nationwide Health Properties, Inc. ......                    234
       21,200   OMEGA Healthcare Investors, Inc. ........                    280
        9,700   Redwood Trust, Inc.** ...................                    474
       30,500   Winston Hotels, Inc. ....................                    374
                                                                    ------------
                Total REITs
                   (Cost $1,757) ........................                  2,272
                                                                    ------------
  CONTRACTS
-------------
   PURCHASED PUT OPTIONS - 1.1%
        3,950   iShares Russell 2000 Index,
                   Expires January 2007 @ $49 ...........                     99
                iShares Russell 2000 Index,
                   Expires January 2007 @ $56 ...........                     50
        1,400   iShares Russell 2000 Index,
                   Expires January 2008 @ $55 ...........                    231
                                                                    ------------
                Total Purchased Put Options
                   (Cost $1,145) ........................                    380
                                                                    ------------


34                     See Notes to Financial Statements.

VT SMALL CAP VALUE FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 4.6%
   Cost $1,608)
$       1,608   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $1,609,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009,
                   market value $1,661,000) .............           $      1,608
                                                                    ------------
SHORT-TERM INVESTMENT - 13.5%
   (Cost $4,708)
        4,708   Mellon GSL DBT II
                   Collateral Fund+++ ...................                  4,708
                                                                    ------------
TOTAL INVESTMENTS (Cost $37,148*) .......................   112.7%        39,230

OTHER ASSETS (LIABILITIES) (NET) ........................   (12.7)        (4,412)
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $     34,818
                                                            ======  ============

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $4,538,000, representing 13.0% of the total net assets of the Fund (collateral value $4,708,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR  -- American Depositary Receipt

EIS  -- Enhanced Income Security

(F)  -- Foreign Shares

IDS  -- Income Deposit Security


                       See Notes to Financial Statements.                     35

Portfolio of Investments

VT SMALL CAP GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS - 95.5%

   CONSUMER DISCRETIONARY - 16.0%
      CONSUMER DURABLES & APPAREL - 5.9%
       15,800   Carter's, Inc.+ .........................           $        418
       11,146   Charles & Colvard Ltd. ..................                    117
       16,000   Coach, Inc.+ ............................                    478
        6,800   Crocs, Inc.+ ............................                    171
        7,512   Desarrolladora Homex SA de CV, ADR+ .....                    247
        7,800   Directed Electronics, Inc.+ .............                    102
        8,800   GMARKET Inc., ADR+ ......................                    135
       10,700   Iconix Brand Group, Inc.+ ...............                    175
        4,500   Steven Madden, Ltd.+ ....................                    133
       12,400   Under Armour, Inc., Class A+ ............                    529
        8,700   Volcom, Inc.+ ...........................                    278
                                                                    ------------
                                                                           2,783
                                                                    ------------
      CONSUMER SERVICES - 3.1%
       12,600   BJ's Restaurants Inc.+ ..................                    282
        5,100   Ctrip.com International Ltd., ADR .......                    260
        5,400   LIFE TIME FITNESS, Inc.+ ................                    250
        6,400   Ruby Tuesday, Inc. ......................                    156
        6,600   Shuffle Master, Inc.+ ...................                    216
       14,553   Sonic Corporation+ ......................                    303
                                                                    ------------
                                                                           1,467
                                                                    ------------
      MEDIA - 2.0%
       14,400   Focus Media Holding Ltd., ADR+ ..........                    938
                                                                    ------------
      RETAILING - 5.0%
        2,900   Citi Trends Inc.+ .......................                    124
        5,783   Guitar Center, Inc.+ ....................                    257
       12,100   Gymboree Corporation+ ...................                    421
       14,122   Hibbett Sporting Goods, Inc.+ ...........                    338
       10,300   Hot Topic, Inc.+ ........................                    119
       11,000   Priceline.com Inc.+ .....................                    328
        7,767   Stamps.com, Inc.+ .......................                    216
        4,403   Tractor Supply Company+ .................                    243
        8,776   Urban Outfitters, Inc.+ .................                    154
        3,100   Zumiez Inc.+ ............................                    116
                                                                    ------------
                                                                           2,316
                                                                    ------------
                Total Consumer Discretionary ............                  7,504
                                                                    ------------
   CONSUMER STAPLES - 0.9%
      FOOD & STAPLES RETAILING - 0.8%
       14,400   Central European Distribution
                   Corporation+ .........................                    362
                                                                    ------------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
        4,228   Parlux Fragrances, Inc.+ ................                     41
                                                                    ------------
                Total Consumer Staples ..................                    403
                                                                    ------------
      ENERGY - 10.4%
        8,800   ATP Oil & Gas Corporation+ ..............                    369
       12,300   Basic Energy Services, Inc.+ ............                    376
       14,700   Bronco Drilling Company, Inc.+ ..........                    307

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
        6,400   CARBO Ceramics Inc. .....................           $        314
       21,200   Carrizo Oil & Gas, Inc.+ ................                    664
        6,200   Dril-Quip, Inc.+ ........................                    511
        8,200   Hercules Offshore, Inc.+ ................                    287
       31,100   Input/Output, Inc.+ .....................                    294
        4,900   Lufkin Industries, Inc. .................                    291
       24,900   Petrohawk Energy Corporation+ ...........                    314
       14,900   Pioneer Drilling Company+ ...............                    230
        3,700   SEACOR Holdings Inc.+ ...................                    304
        6,756   Veritas DGC, Inc.+ ......................                    348
        5,500   W-H Energy Services, Inc.+ ..............                    280
                                                                    ------------
                Total Energy ............................                  4,889
                                                                    ------------
   FINANCIALS - 5.2%
      BANKS - 1.8%
       11,242   Brookline Bancorp, Inc. .................                    155
       11,400   Midwest Banc Holdings, Inc. .............                    253
       10,100   Signature Bank+ .........................                    327
        4,000   Sterling Financial Corporation ..........                    122
                                                                    ------------
                                                                             857
                                                                    ------------
      DIVERSIFIED FINANCIALS - 1.4%
       23,100   First Cash Financial Services, Inc.+ ....                    456
       16,300   TradeStation Group, Inc.+ ...............                    207
                                                                    ------------
                                                                             663
                                                                    ------------
      INSURANCE - 2.0%
        9,800   American Equity Investment Life Holding
                   Company ..............................                    104
       16,700   Amerisafe Inc.+ .........................                    208
       13,836   Delphi Financial Group, Inc., Class A ...                    503
        3,900   United Fire & Casualty Company ..........                    118
                                                                    ------------
                                                                             933
                                                                    ------------
                Total Financials ........................                  2,453
                                                                    ------------
   HEALTH CARE - 23.5%
      HEALTH CARE EQUIPMENT & SERVICES - 12.5%
        7,200   Abaxis, Inc.+ ...........................                    161
       11,479   Adeza Biomedical Corporation+ ...........                    161
        6,400   Advisory Board Company+ .................                    308
       26,094   Align Technology, Inc.+ .................                    193
        6,100   Allscripts Healthcare Solutions, Inc.+ ..                    107
        9,588   ArthroCare Corporation+ .................                    403
        7,527   Aspect Medical Systems, Inc.+ ...........                    131
        9,014   Centene Corporation+ ....................                    212
       16,754   Conceptus, Inc.+ ........................                    228
        7,696   Conor Medsystems, Inc.+ .................                    212
       11,500   HealthExtras, Inc.+ .....................                    348
       15,900   Healthspring, Inc.+ .....................                    298
        4,978   Healthways, Inc.+ .......................                    262
       14,400   Immucor, Inc.+ ..........................                    277
       13,798   IntraLase Corporation+ ..................                    231
       10,666   inVentiv Health Inc.+ ...................                    307
       10,748   Kyphon, Inc.+ ...........................                    412


36                     See Notes to Financial Statements.

VT SMALL CAP GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   HEALTH CARE (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
        9,339   LCA-Vision, Inc. ........................           $        494
        2,250   Merge Technologies, Inc.+ ...............                     28
       18,400   Micrus Endovascular Corporation+ ........                    222
        6,700   Natus Medical Inc.+ .....................                     66
        7,500   Nighthawk Radiology Holdings, Inc.+ .....                    135
        5,600   Palomar Medical Technologies, Inc.+ .....                    256
        2,100   Quidel Corporation+ .....................                     20
       12,097   Syneron Medical Ltd. (F)+ ...............                    253
        4,300   Vital Images, Inc.+ .....................                    106
                                                                    ------------
                                                                           5,831
                                                                    ------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 11.0%
       10,500   Adams Respiratory Therapeutics, Inc.+ ...                    469
       17,800   Anadys Pharmaceuticals Inc.+ ............                     52
       20,900   Aspreva Pharmaceuticals Corporation
                   (F)+ .................................                    567
        7,800   Combinatorx Inc.+ .......................                     69
       16,166   CV Therapeutics, Inc.+ ..................                    226
        9,500   Digene Corporation+ .....................                    368
       16,500   Keryx Biopharmaceuticals, Inc.+ .........                    234
        5,650   Kos Pharmaceuticals, Inc.+ ..............                    213
       19,638   MGI Pharma, Inc.+ .......................                    422
       25,800   Nastech Pharmaceutical Company Inc.+ ....                    408
       20,869   Nektar Therapeutics+ ....................                    383
       16,102   PDL BioPharma Inc.+ .....................                    296
       18,000   Rigel Pharmaceuticals, Inc.+ ............                    175
       16,337   Salix Pharmaceuticals Ltd.+ .............                    201
       12,046   Sciele Pharma, Inc.+ ....................                    279
       19,900   Telik, Inc.+ ............................                    328
        8,368   United Therapeutics Corporation+ ........                    483
                                                                    ------------
                                                                           5,173
                                                                    ------------
                Total Health Care .......................                 11,004
                                                                    ------------
   INDUSTRIALS - 14.6%
      CAPITAL GOODS - 10.0%
       18,926   A.S.V., Inc.+ ...........................                    436
        1,748   American Science & Engineering, Inc.+ ...                    101
        4,850   Bucyrus International, Inc. .............                    245
       21,214   Ceradyne, Inc.+ .........................                  1,050
       11,600   Dynamic Materials Corporation ...........                    391
        6,200   ESCO Technologies Inc.+ .................                    332
       14,000   Essex Corporation+ ......................                    258
       15,800   Hexcel Corporation+ .....................                    248
        7,000   Ladish Co., Inc.+ .......................                    262
        8,433   Lincoln Electric Holdings, Inc. .........                    528
        8,100   NCI Building Systems, Inc.+ .............                    431
       19,601   TurboChef Technologies, Inc.+ ...........                    218
        9,100   Williams Scotsman International Inc.+ ...                    199
                                                                    ------------
                                                                           4,699
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      COMMERCIAL SERVICES & SUPPLIES - 3.6%
        8,000   American Ecology Corporation ............           $        212
        5,126   CRA International Inc.+ .................                    231
        8,900   Kenexa Corporation+ .....................                    283
       13,903   LECG Corporation+ .......................                    257
        2,700   Mine Safety Appliances Company ..........                    109
        7,500   Portfolio Recovery Associates, Inc.+ ....                    343
        9,648   Resources Connection, Inc.+ .............                    241
                                                                    ------------
                                                                           1,676
                                                                    ------------
      TRANSPORTATION - 1.0%
       12,300   Knight Transportation, Inc. .............                    249
        6,805   Universal Truckload Services, Inc.+ .....                    232
                                                                    ------------
                                                                             481
                                                                    ------------
                Total Industrials .......................                  6,856
                                                                    ------------
   INFORMATION TECHNOLOGY - 24.2%
      COMMUNICATIONS EQUIPMENT - 4.0%
       10,000   Carrier Access Corporation+ .............                     83
       39,065   Glenayre Technologies, Inc.+ ............                    103
        9,500   Ixia+ ...................................                     86
       18,321   Openwave Systems Inc.+ ..................                    211
       13,600   Oplink Communinications, Inc.+ ..........                    249
       16,500   Polycom, Inc.+ ..........................                    362
       11,100   Redback Networks Inc.+ ..................                    204
       13,100   Sierra Wireless+ ........................                    236
       14,600   Stratex Networks, Inc.+ .................                     49
       30,600   Symmetricom, Inc.+ ......................                    216
       29,800   Zhone Technologies, Inc.+ ...............                     61
                                                                    ------------
                                                                           1,860
                                                                    ------------
      COMPUTERS & PERIPHERALS - 0.8%
        9,700   Neoware Inc.+ ...........................                    119
        6,000   Rackable Systems Inc.+ ..................                    237
                                                                    ------------
                                                                             356
                                                                    ------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
        6,300   Daktronics, Inc. ........................                    182
        8,300   Optimal Group Inc., Class A+ ............                    112
                                                                    ------------
                                                                             294
                                                                    ------------
      INTERNET SOFTWARE & SERVICES - 4.5%
       11,326   Akamai Technologies, Inc.+ ..............                    410
       22,689   aQuantive, Inc.+ ........................                    575
       11,500   DealerTrack Holdings Inc.+ ..............                    254
       15,000   Jupitermedia Corporation+ ...............                    195
       10,236   Marchex, Inc., Class B+ .................                    168
       19,303   ValueClick, Inc.+ .......................                    296
       16,800   WebSideStory, Inc.+ .....................                    205
                                                                    ------------
                                                                           2,103
                                                                    ------------


                       See Notes to Financial Statements.                     37

VT SMALL CAP GROWTH FUND
JUNE 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   INFORMATION TECHNOLOGY (CONTINUED)
      IT SERVICES - 2.7%
       17,985   Euronet Worldwide, Inc.+ ................           $        690
        9,950   RightNow Technologies, Inc.+ ............                    166
       13,900   VeriFone Holdings, Inc.+ ................                    424
                                                                    ------------
                                                                           1,280
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
       15,000   ANADIGICS, Inc.+ ........................                    101
        5,600   Cymer, Inc.+ ............................                    260
        8,700   Ikanos Communications, Inc.+ ............                    132
       14,600   Microsemi Corporation+ ..................                    356
       27,363   O2Micro International Limited (F)+ ......                    210
        7,200   SiRF Technology Holdings, Inc.+ .........                    232
        6,100   Supertex, Inc.+ .........................                    244
       14,925   Tessera Technologies, Inc.+ .............                    411
       34,098   Trident Microsystems, Inc.+ .............                    647
        6,100   Varian Semiconductor Equipment
                   Associates, Inc.+ ....................                    199
       13,100   Zoran Corporation+ ......................                    319
                                                                    ------------
                                                                           3,111
                                                                    ------------
      SOFTWARE - 4.9%
       18,000   Concur Technologies, Inc.+ ..............                    278
        5,900   FactSet Research Systems Inc. ...........                    279
       16,100   FalconStor Software, Inc.+ ..............                    112
       23,800   Informatica Corporation+ ................                    313
        3,300   MRO Software, Inc.+ .....................                     66
       16,036   Online Resources Corporation+ ...........                    166
        2,600   Open Solutions Inc.+ ....................                     69
        8,203   PDF Solutions, Inc.+ ....................                    102
        4,100   Retalix Ltd. (F)+ .......................                     92
        8,422   TALX Corporation ........................                    184
       32,500   TIBCO Software Inc.+ ....................                    229
       26,200   VASCO Data Security International,
                   Inc.+ ................................                    219
        9,800   Witness Systems, Inc.+ ..................                    198
                                                                    ------------
                                                                           2,307
                                                                    ------------
                Total Information Technology ............                 11,311
                                                                    ------------
      MATERIALS - 0.5%
        8,000   Zoltek Companies, Inc.+ .................                    239
                                                                    ------------
      UTILITIES - 0.2%
        7,500   Basin Water, Inc.+ ......................                     75
                                                                    ------------
                Total Common Stocks
                   (Cost $38,597) .......................                 44,734
                                                                    ------------
    REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
       10,950   RAIT Investment Trust ...................                    320
       15,400   Strategic Hotels & Resorts, Inc. ........                    319
                                                                    ------------
                Total REITs
                   (Cost $569) ..........................                    639
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 3.4%
   (Cost $1,603)
$       1,603   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $1,604,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $1,656,000) ..........................                 $1,603
                                                                    ------------
TOTAL INVESTMENTS (Cost $40,769*) .......................   100.3%        46,976

OTHER ASSETS (LIABILITIES) (NET) ........................    (0.3)          (131)
                                                            -----   ------------
NET ASSET ...............................................   100.0%  $     46,845
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.

                                GLOSSARY OF TERMS

ADR -- American Depositary Receipt
(F) -- Foreign Shares


38                     See Notes to Financial Statements.

Portfolio of Investments

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   JAPAN - 23.7% ***
        4,800   Advantest Corporation ...................           $        489
       27,000   AEON Company Ltd. .......................                    592
        4,500   Astellas Pharma Inc. ....................                    165
        5,700   Canon Inc. ..............................                    279
       11,000   Daiichi Sankyo Company Ltd.+ ............                    303
       13,000   Daimaru, Inc. ...........................                    172
       15,000   Daiwa House Industry Company Ltd. .......                    240
        6,800   DENSO CORPORATION .......................                    222
        9,100   FANUC Ltd. ..............................                    817
        2,100   Hirose Electric Company Ltd. ............                    255
        8,400   Hoya Corporation** ......................                    299
           63   Japan Tobacco Inc. ......................                    230
       22,400   Kansai Electric Power Company Inc. ......                    501
       14,000   Kao Corporation .........................                    366
           37   Millea Holdings, Inc. ...................                    689
       27,700   Mitsubishi Corporation ..................                    553
       43,000   Mitsubishi Estate Company Ltd. ..........                    913
       48,000   Mitsubishi Heavy Industries Ltd. ........                    207
           61   Mitsubishi UFJ Financial Group, Inc. ....                    853
       17,000   Mitsui & Company Ltd. ...................                    240
       11,000   Mitsui Fudosan Company Ltd. .............                    239
       14,000   Mitsui Sumitomo Insurance Company Ltd. ..                    176
          193   Mizuho Financial Group, Inc. ............                  1,634
        3,300   Murata Manufacturing Company Ltd. .......                    214
       15,000   NGK Spark Plug Company, Ltd.** ..........                    302
        2,800   Nidec Corporation .......................                    201
        6,000   Nintendo Company Ltd. ...................                  1,007
       28,000   Nippon Electric Glass Company, Ltd. .....                    562
           53   Nippon Telegraph & Telephone
                   Corporation ..........................                    260
       80,200   Nissan Motor Company Ltd. ...............                    876
       15,600   Nitto Denko Corporation .................                  1,111
       37,000   Odakyu Electric Railway Company, Ltd.**                      239
        5,490   ORIX Corporation ........................                  1,341
       17,000   Ricoh Company, Ltd. .....................                    334
        3,400   Rohm Company Ltd. .......................                    304
        1,600   Shimamura Company Ltd. ..................                    175
        7,000   Shin-Etsu Chemical Company Ltd. .........                    381
        6,300   SMC Corporation .........................                    891
       74,700   SOFTBANK Corporation** ..................                  1,674
       32,000   Sompo Japan Insurance Inc. ..............                    447
        4,442   Sony Corporation ........................                    196
       59,000   Sumitomo Corporation ....................                    778
       84,000   Sumitomo Metal Industries, Ltd. .........                    346
          278   Sumitomo Mitsui Financial Group, Inc. ...                  2,939
       10,000   Sumitomo Realty & Development
                   Company, Ltd. ........................                    246
       54,500   Suzuki Motor Corporation ................                  1,179
        3,200   T&D Holdings, Inc. ......................                    259
        9,100   Takeda Pharmaceutical Company Ltd. ......                    566
        2,300   TDK Corporation .........................                    175
        7,800   Tokyo Electric Power Company Inc. .......                    215
       17,000   Tokyo Electron Ltd. .....................                  1,188
       52,000   Tokyo Gas Company Ltd. ..................                    245

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
       66,000   Tokyu Corporation .......................           $        385
       70,000   Toshiba Corporation** ...................                    457
        3,100   Toyota Motor Corporation (F) ............                    162
       13,000   Trend Micro Inc. ........................                    439
       10,100   USHIO Inc. ..............................                    213
          914   Yahoo! Japan Corporation ................                    484
        5,500   Yamada Denki Company Ltd. ...............                    561
       37,200   Yamato Holdings Company, Ltd. ...........                    660
                                                                    ------------
                                                                          32,446
                                                                    ------------
   UNITED KINGDOM - 13.6%
        1,200   Anglo American PLC ......................                     49
        7,400   Anglo American PLC (F) ..................                    303
       31,000   ARM Holdings PLC ........................                     65
       30,400   AstraZeneca PLC .........................                  1,835
       43,500   Astro All Asia Networks PLC .............                     53
       99,600   BAE Systems PLC .........................                    681
       14,637   BHP Billiton PLC ........................                    284
       22,800   Brambles Industries PLC .................                    181
       12,000   British Land Company PLC ................                    280
       21,143   Cadbury Schweppes PLC (F) ...............                    204
        8,200   Carnival PLC ............................                    334
       72,800   HBOS PLC ................................                  1,265
       25,400   HSBC Holdings PLC .......................                    447
       15,600   Johnston Press PLC ......................                    120
        1,300   Kazakhmys PLC ...........................                     29
       55,500   Kingfisher PLC ..........................                    245
       37,200   Lloyds TSB Group PLC ....................                    366
        1,600   Lonmin PLC ..............................                     83
       12,000   Northern Rock PLC .......................                    222
       12,900   Oxus Gold PLC+ ..........................                     13
       18,300   Pearson PLC .............................                    249
       77,800   Reed Elsevier PLC .......................                    786
        7,400   Rio Tinto PLC ...........................                    391
       74,500   Royal Bank of Scotland Group PLC++ ......                  2,449
       64,469   Royal Dutch Shell PLC, A Shares .........                  2,169
        2,900   Royal Dutch Shell PLC, Class A, ADR .....                    194
       19,600   Scottish & Southern Energy PLC ..........                    417
       26,700   Smith & Nephew PLC ......................                    206
       31,000   Standard Chartered PLC ..................                    757
       31,000   Tesco PLC ...............................                    191
       63,000   TI Automotive Ltd., Class A+# ...........                      0
        2,605   Unilever PLC ............................                     59
    1,351,998   Vodafone Group PLC (F) ..................                  2,881
       10,600   Wolseley PLC ............................                    234
        9,400   Xstrata PLC .............................                    356
       31,800   Yell Group PLC ..........................                    301
                                                                    ------------
                                                                          18,699
                                                                    ------------
   FRANCE - 8.7%
        4,600   Accor SA** ..............................                    280
        7,333   AXA Group ...............................                    241
       15,950   BNP Paribas SA** ........................                  1,527
       24,706   Bouygues SA++** .........................                  1,270


                       See Notes to Financial Statements.                     39

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   FRANCE (CONTINUED)
        3,500   Dassault Systemes SA** ..................           $        188
        2,000   Essilor International SA ................                    201
        3,000   Groupe Danone ...........................                    381
        1,672   L'Air Liquide SA ........................                    326
        8,100   L'Oreal SA ..............................                    765
        5,800   Lafarge SA ..............................                    728
        5,300   Renault SA ..............................                    569
        6,900   Safran SA ...............................                    150
       25,300   Sanofi-Aventis Group (F)** ..............                  2,469
        9,800   Schneider Electric SA** .................                  1,022
        2,500   Societe Generale Group** ................                    368
        4,800   Thales SA ...............................                    188
        8,560   Total SA ................................                    563
        7,400   Veolia Environnement SA .................                    383
       10,400   Vivendi SA ..............................                    364
                                                                    ------------
                                                                          11,983
                                                                    ------------
   SWITZERLAND - 6.5%
        3,800   Adecco SA ...............................                    225
       28,783   Compagnie Financiere Richemont AG,
                   A Units ..............................                  1,318
        9,605   Credit Suisse Group .....................                    537
       14,907   Holcim Ltd. .............................                  1,143
        3,775   Nestle SA (F) ...........................                  1,186
       33,065   Novartis AG (F) .........................                  1,791
        4,479   Roche Holding AG-Genusschein (F) ........                    740
       15,182   Swiss Reinsurance Company ...............                  1,061
        1,490   Swisscom AG .............................                    491
        1,700   Synthes, Inc. ...........................                    205
        1,837   UBS AG ..................................                    201
                                                                    ------------
                                                                           8,898
                                                                    ------------
   CANADA - 5.0%
       21,600   Abitibi-Consolidated Inc.** .............                     58
       28,700   Alcan Inc.** ............................                  1,344
        1,200   Banro Corporation+ ......................                     12
          400   Barrick Gold Corporation ................                     12
       25,700   Barrick Gold Corporation (F) ............                    761
       25,900   Cameco Corporation ......................                  1,032
        3,200   Canadian Imperial Bank of Commerce ......                    214
       18,100   Canadian Natural Resources Ltd.** .......                  1,001
        4,000   CIC Energy Corporation+ .................                     27
        8,100   Inco Ltd. (F) ...........................                    534
        8,600   Ivanhoe Mines Ltd.+ .....................                     58
        1,900   Magna International Inc., Class A .......                    135
        5,600   Manulife Financial Corporation** ........                    177
        9,800   Methanex Corporation ....................                    207
        7,800   Potash Corporation of Saskatchewan
                   Inc. .................................                    668
        5,400   Suncor Energy Inc. ......................                    437
        5,900   TELUS Corporation** .....................                    238
                                                                    ------------
                                                                           6,915
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   GERMANY - 4.5%
        4,200   Allianz AG ..............................           $        663
        3,300   Altana AG ...............................                    184
        8,200   Bayer AG ................................                    377
        4,100   Bayerische Motoren Werke (BMW) AG .......                    205
        7,700   Commerzbank AG ..........................                    280
        7,700   DaimlerChrysler AG** ....................                    380
       19,400   Depfa Bank PLC ..........................                    322
        3,400   Deutsche Bank AG ........................                    383
        1,989   Deutsche Boerse AG** ....................                    271
       11,400   Deutsche Post AG ........................                    306
        2,900   E.ON AG .................................                    334
        6,200   Infineon Technologies AG+ ...............                     69
        2,900   SAP AG ..................................                    612
        3,100   SAP AG, Sponsored ADR ...................                    163
       10,100   Siemens AG ..............................                    879
       11,200   Volkswagen AG** .........................                    785
                                                                    ------------
                                                                           6,213
                                                                    ------------
   NETHERLANDS - 4.2%
       26,580   ABN AMRO Holding NV .....................                    727
       30,523   AEGON NV ................................                    522
        6,250   Heineken Holding NV .....................                    230
       19,500   Heineken NV .............................                    827
       37,731   ING Groep NV ............................                  1,483
       75,800   Koninklijke (Royal) KPN NV ..............                    852
        5,322   Koninklijke (Royal) Numico NV ...........                    239
       18,000   Reed Elsevier NV ........................                    271
        6,500   TNT NV ..................................                    233
       13,500   Unilever NV .............................                    306
                                                                    ------------
                                                                           5,690
                                                                    ------------
   SOUTH KOREA - 3.8% ***
       14,490   Asiana Airlines+ ........................                    102
           70   Cheil Communications Inc. ...............                     14
           90   CJ Home Shopping ........................                      7
          310   Daewoo Shipbuilding & Marine
                   Engineering Company Ltd. .............                      9
          300   Doosan Heavy Industries and Construction
                   Company Ltd. .........................                     11
        7,850   Doosan Infracore Company Ltd. ...........                    130
        1,440   GS Engineering & Construction
                   Corporation ..........................                     93
        8,730   Hankook Tire Company Ltd. ...............                    103
          950   Hynix Semiconductor Inc.+ ...............                     31
        1,960   Hyundai Development Company .............                     85
          270   Hyundai Heavy Industries Company Ltd. ...                     30
          270   Hyundai Mipo Dockyard Company Ltd. ......                     27
          840   Hyundai Mobis ...........................                     71
        2,360   Hyundai Motor Company ...................                    200
        1,010   Hyundai Steel Company ...................                     36
        4,850   Kookmin Bank ............................                    399
        1,440   Kookmin Bank, Sponsored ADR .............                    120
          420   KT&G Corporation ........................                     25
        7,600   LG.Philips LCD Company Ltd., ADR+ .......                    138


40                     See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   SOUTH KOREA (CONTINUED)
          180   Lotte Shopping Company Ltd. .............           $         70
        1,680   LS Cable Ltd. ...........................                     59
        4,700   Macquarie Korea Infrastructure Fund+ ....                     34
        4,200   Macquarie Korea Infrastructure Fund,
                   GDR+ .................................                     30
          100   Nong Shim Company Ltd. ..................                     26
          320   POSCO ...................................                     86
          300   POSCO, ADR** ............................                     20
        1,600   Pusan Bank ..............................                     20
        3,998   Samsung Electronics Company Ltd. ........                  2,541
        3,130   Samsung Engineering Company Ltd. ........                    140
        1,760   Samsung Fire & Marine Insurance
                   Company Ltd. .........................                    237
          140   Samsung Heavy Industries Company, Ltd. ..                      3
          430   Samsung Securities Company Ltd. .........                     23
        3,140   Shinhan Financial Group Company Ltd. ....                    147
          130   Shinsegae Company Ltd. ..................                     65
          480   SK Corporation ..........................                     31
          700   SK Telecom Company Ltd., ADR ............                     16
        1,110   Sungshin Cement Company Ltd. ............                     16
        2,460   Woori Finance Holdings Company Ltd. .....                     46
                                                                    ------------
                                                                           5,241
                                                                    ------------
   SPAIN - 3.2%
        7,100   Altadis, SA** ...........................                    336
       58,700   Banco Bilbao Vizcaya Argentaria SA ......                  1,207
       70,700   Banco Santander Central Hispano SA ......                  1,033
       11,500   Iberdrola SA** ..........................                    396
        7,500   Industria de Diseno Textil SA
                   (Inditex)** ..........................                    316
       28,000   Repsol YPF SA ...........................                    802
       19,769   Telefonica SA ...........................                    329
                                                                    ------------
                                                                           4,419
                                                                    ------------
   SOUTH AFRICA - 2.6%
        7,600   ABSA Group Ltd. .........................                    106
          900   Anglo Platinum Ltd. .....................                     95
          900   AngloGold Ashanti Ltd. ..................                     45
        1,700   AngloGold Ashanti Ltd., Sponsored ADR ...                     82
        5,000   Aspen Pharmacare Holdings Ltd. ..........                     25
       17,900   Aveng Ltd. ..............................                     54
        8,400   Edgars Consolidated Stores Ltd. .........                     34
        8,400   FirstRand Ltd. ..........................                     20
        8,600   Gold Fields Ltd. ........................                    194
       16,400   Harmony Gold Mining Company Ltd.+ .......                    261
        1,000   Impala Platinum Holdings Ltd. ...........                    184
        8,900   Massmart Holdings Ltd. ..................                     58
        1,100   Mittal Steel South Africa Ltd. ..........                     11
        5,000   Mr. Price Group Ltd. ....................                     12
       27,484   Murray & Roberts Holdings Ltd. ..........                     97
       14,240   Mvelaphanda Resources Ltd.+ .............                     72
       15,590   Network Healthcare Holdings Ltd. ........                     21
        2,000   Sappi Ltd. ..............................                     25
       50,100   Sasol Ltd. ..............................                  1,922

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
       14,600   Standard Bank Group Ltd. ................           $        157
        2,500   Truworths International Ltd. ............                      7
        3,014   Wilson Bayly Holmes-Ovcon Ltd. ..........                     22
                                                                    ------------
                                                                           3,504
                                                                    ------------
   MEXICO - 2.1%
       55,200   America Movil SA de CV, Series L, ADR ...                  1,836
       97,500   Carso Infraestructura y Construccion
                   SA de CV+ ............................                     59
        5,347   Cemex SA de CV, CPO .....................                     31
          600   Cemex SA de CV, Sponsored ADR ...........                     34
       15,000   Controladora Comercial Mexicana SA de
                   CV ...................................                     25
       43,300   Empresas ICA SA de CV+ ..................                    122
        1,500   Grupo Aeroportuario del Pacifico SA de
                   CV, ADR+ .............................                     48
        4,600   Grupo FAMSA SA, Class A+ ................                      9
       17,493   Grupo Financiero Banorte SA de CV .......                     41
        7,700   Grupo Financiero Inbursa SA de CV .......                     12
       11,100   Grupo Televisa SA, Sponsored ADR ........                    214
       13,600   Impulsora del Desarrollo y el Empleo
                   en America Latina, SA de CV+ .........                     12
       12,400   Kimberly-Clark de Mexico, SA de CV,
                   Class A ..............................                     39
      134,600   Wal-Mart de Mexico SA de CV, Series V ...                    376
                                                                    ------------
                                                                           2,858
                                                                    ------------
   TAIWAN - 2.1% ***
      111,000   Asia Cement Corporation .................                     83
        9,000   Asustek Computer Inc. ...................                     22
        9,000   Asustek Computer Inc., GDR ..............                     22
       12,800   AU Optronics Corporation, ADR ...........                    182
       10,000   Cathay Financial Holding Company Ltd. ...                     22
        6,830   Cathy Financial Holding Company,
                   Ltd., GDR ............................                    149
        3,100   Chi Mei Optoelectronics Corporation,
                   GDR ..................................                     34
        1,000   China Steel Corporation, GDR ............                     20
        2,000   China Steel Corporation, Sponsored
                   GDR ..................................                     40
       38,850   Delta Electronics Inc. ..................                    110
      232,000   EVA Airways Corporation+ ................                     99
       24,000   Fubon Financial Holding Company,
                   Ltd., GDR ............................                    208
        2,000   High Tech Computer Corporation ..........                     55
       46,000   Hon Hai Precision Industry Company, Ltd.,
                   GDR ..................................                    568
       70,000   Inotera Memories Inc.+,++ ...............                     70
       11,000   MediaTek Inc. ...........................                    102
       37,000   President Chain Store Corporation .......                     81
        7,000   Quanta Computer Inc. ....................                     11
       24,000   Synnex Technology International
                   Corporation ..........................                     26
      129,000   Taiwan Cement Corporation ...............                     95
       82,821   Taiwan Semiconductor Manufacturing
                   Company Ltd., Sponsored ADR ..........                    760
       35,000   Test-Rite International Company, Ltd. ...                     23
       43,000   Tong Yang Industry Company, Ltd. ........                     41
                                                                    ------------
                                                                           2,823
                                                                    ------------


                       See Notes to Financial Statements.                     41

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   AUSTRALIA - 2.0% ***
       42,200   Amcor Ltd. ..............................           $        209
       15,876   Brambles Industries Ltd.** ..............                    130
       50,012   Foster's Group Ltd. .....................                    203
       74,105   Insurance Australia Group Ltd. ..........                    295
        7,099   Macquarie Bank Limited ..................                    364
       28,800   Promina Group Ltd. ......................                    120
       14,000   QBE Insurance Group Ltd. ................                    213
       50,128   Rinker Group Ltd. .......................                    611
       16,429   Telstra Corporation Limited .............                     45
       11,800   Westpac Banking Corporation .............                    204
       24,986   Woolworths Ltd. .........................                    374
                                                                    ------------
                                                                           2,768
                                                                    ------------
   HONG KONG - 1.9% ***
       70,800   Bank of East Asia, Ltd. .................                    291
      112,000   BOC Hong Kong (Holdings) Ltd. ...........                    219
       39,000   Clear Media Ltd.+ .......................                     45
       66,000   Foxconn International Holdings Ltd.+ ....                    141
       28,000   Guangdong Investment Ltd. ...............                     11
       62,000   Hang Lung Group Ltd. ....................                    134
      113,500   Hang Lung Properties Ltd. ...............                    203
      144,000   Johnson Electric Holdings Ltd. ..........                    105
        3,500   Kingboard Chemical Holdings Ltd. ........                     10
      161,000   Li & Fung Ltd. ..........................                    325
        1,000   Melco International Development Ltd. ....  .                   3
      316,000   PCCW Ltd. ...............................                    226
       74,000   Shangri-La Asia Ltd. ....................                    142
       23,000   Sung Hung Kai Properties Ltd. ...........                    235
       49,000   Swire Pacific Ltd., Class A .............                    506
       10,000   Tianjin Port Development Holdings
                   Ltd.+ ................................                      3
       24,000   TPV Technology Ltd. .....................                     23
                                                                    ------------
                                                                           2,622
                                                                    ------------
   FINLAND - 1.3%
        5,900   Neste Oil OYJ ...........................                    208
       40,800   Nokia Oyj ...............................                    833
       14,300   Nokia Oyj, Sponsored ADR ................                    290
       20,800   UPM-Kymmene Oyj .........................                    448
                                                                    ------------
                                                                           1,779
                                                                    ------------
   CHINA - 1.1% ***
       16,000   Advanced Semiconductor Manufacturing
                   Corporation, Class H+,++ .............                      3
       18,000   Agile Property Holdings Ltd.+ ...........                     11
       25,700   Angang New Steel Company Ltd.,
                   Class H ..............................                     24
       88,000   Anhui Conch Cement Company Ltd.,
                   Class H ..............................                    143
       64,000   Beijing Capital International Airport
                Company Ltd., Class H ...................                     41
       10,000   Beijing Enterprises Holdings Ltd. .......                     17
       56,000   BOE Technology Group Company Ltd.,
                   Class B ..............................                     10
      112,000   China Construction Bank, Class H+ .......                     51

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
      107,000   China Life Insurance Company Ltd.,
                   Class H+ .............................           $        169
       85,000   China Mengniu Dairy Company Ltd. ........                    101
        6,000   China Merchants Holdings
                   International Company Ltd. ...........                     18
       14,500   China Netcom Group Corporation Ltd. .....                     25
       34,000   China Oilfield Services Ltd., Class H ...                     17
       14,000   China Overseas Land & Investment Ltd. ...                      9
       20,000   China Paradise Electronics Retail
                   Ltd.+ ................................                      5
       16,000   China Resources Enterprise Ltd. .........                     33
       32,800   Chongqing Changan Automobile Company
                   Ltd., Class B ........................                     17
          600   Ctrip.com International Ltd., ADR .......                     31
       76,000   Dalian Port (PDA) Company Ltd., Class
                   H+ ...................................                     35
        6,000   Dalian Port (PDA) Company Ltd., Class
                   H+,++ ................................                      3
      138,000   Dongfeng Motor Corporation Ltd.,
                   Class H+ .............................                     64
       41,000   GOME Electrical Appliances Holdings
                   Ltd. .................................                     35
       88,000   Lenovo Group Ltd. .......................                     29
       12,000   Li Ning Company Ltd. ....................                     12
       22,000   Lianhua Supermarket Holdings Ltd.,
                   Class H ..............................                     23
      111,000   Nine Dragons Paper Holdings Ltd.+ .......                     90
      144,000   PetroChina Company Ltd., Class H ........                    154
      148,000   Shanghai Forte Land Company Ltd.,
                   Class H ..............................                     60
       86,000   Shanghai Prime Machinery Company
                   Ltd., Class H+ .......................                     31
        8,000   Shanghai Prime Machinery Company
                   Ltd., Class H+,++ ....................                      3
       76,000   Tsingtao Brewery Company Ltd.,
                   Class H ..............................                     85
       12,000   Weichai Power Company Ltd., Class H .....                     25
        8,000   Weiqiao Textile Company Ltd., Class H ...                     10
       17,000   Wumart Stores, Inc., Class H ............                     59
       18,200   ZTE Corporation, Class H ................                     58
                                                                    ------------
                                                                           1,501
                                                                    ------------
   SWEDEN - 1.1%
       12,900   Assa Abloy AB, B Shares .................                    217
       11,700   Atlas Copco AB, Class A .................                    325
       23,000   Sandvik AB ..............................                    268
        6,600   Scania AB, B Shares .....................                    300
      103,000   Telefonaktiebolaget LM Ericsson, B
                   Shares ...............................                    340
                                                                    ------------
                                                                           1,450
                                                                    ------------
   INDIA - 1.0%
       47,300   Gujarat Ambuja Cements Limited,
                   Sponsored GDR ........................                    102
       10,200   Infosys Technologies Ltd., Sponsored
                   ADR** ................................                    779
        7,500   McDowell & Company Ltd., GDR+ ...........                     35
       11,978   Ranbaxy Laboratories Ltd., Sponsored
                   GDR ..................................                     93
        4,400   Reliance Energy Ltd., GDR ...............                    130
        3,674   Reliance Industries Ltd., Sponsored
                   GDR ..................................                    169
        7,200   Wipro Ltd., ADR** .......................                     92
                                                                    ------------
                                                                           1,400
                                                                    ------------
   BRAZIL - 0.9%
        3,000   Banco Nossa Caixa SA ....................                     63
        6,000   Companhia de Concessoes Rodoviarias .....                     49


42                     See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   BRAZIL (CONTINUED)
        7,000   Companhia de Saneamento de Minas Gerais -
                   Copasa MG+............................           $         58
        1,000   Companhia Siderurgica Nacional SA,
                   Sponsored ADR.........................                     32
        3,600   Companhia Vale do Rio Doce, Sponsored
                   ADR...................................                     87
        2,000   Gerdau SA, Sponsored ADR (F).............                     30
    1,378,000   Light SA+................................                      9
        2,300   Lojas Renner SA..........................                    122
        5,000   Natura Cosmeticos SA.....................                     51
          210   Perdigao S.A.............................                      2
        1,100   Petroleo Brasileiro SA, ADR..............                     98
        1,000   Petroleo Brasiliero SA, ADR..............                     80
        2,000   Porto Seguro SA..........................                     34
        1,500   Submarino SA.............................                     30
        2,000   Telemig Celular Participacoes SA, ADR....                     71
   25,886,000   Tim Participacoes SA.....................                     98
        5,700   Tim Participacoes SA, ADR................                    157
        2,300   Unibanco - Uniao de Bancos Brasileiros
                   SA, GDR...............................                    153
          800   Usinas Siderurgicas de Minas Gerais SA...                     31
                                                                    ------------
                                                                           1,255
                                                                    ------------
   RUSSIA - 0.8%
        1,000   Evraz Group SA, GDR, S Shares............                     25
        3,100   Evraz Group SA, GDR, S Shares (F)........                     77
        5,818   Gazprom, Sponsored ADR...................                    245
          900   Mining and Metallurgical Company Norilsk
                   Nickel, ADR...........................                    117
        2,000   Mobile TeleSystems, Sponsored ADR........                     59
        5,700   Novolipetsk Steel, GDR+..................                    128
        1,300   Pyaterochka Holding NV, GDR+.............                     22
        1,500   Pyaterochka Holding NV, GDR+.............                     25
        5,600   Unified Energy System of Russia, GDR.....                    387
        1,600   Vimpel-Communications, Sponsored ADR+....                     73
                                                                    ------------
                                                                           1,158
                                                                    ------------
   SINGAPORE - 0.7% ***
       35,000   Banyan Tree Holdings Limited.+,++........                     20
       66,000   Bio-Treat Technology Ltd.................                     45
       20,000   DBS Group Holdings Ltd...................                    229
      293,215   Singapore Telecommunications Ltd.++......                    472
       21,000   United Overseas Bank Ltd.................                    207
       13,000   Yanlord Land Group Ltd.+,++..............                      9
                                                                    ------------
                                                                             982
                                                                    ------------
   INDONESIA - 0.7% ***
       88,000   PT Bank Central Asia Tbk.................                     39
      663,500   PT Bank Mandiri..........................                    123
      168,500   PT Bank Rakyat Indonesia.................                     75
      119,000   PT Ciputra Surya Tbk.....................                      8
       85,000   PT Medco Energi Internasional Tbk........                     34
      167,000   PT Ramayana Lestari Sentosa Tbk..........                     14
      787,000   PT Telekomunikasi Indonesia..............                    624
                                                                    ------------
                                                                             917
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   ISRAEL - 0.6%
        6,500   Bank Hapoalim BM.........................           $         28
       38,300   Bezeq Israeli Telecommunication
                   Corporation Ltd.......................                     45
        2,667   Mizrahi Tefahot Bank Ltd.+...............                     15
        5,900   Partner Communications Company Ltd.......                     49
       18,200   Supersol Ltd.............................                     50
       19,600   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR.........................                    619
                                                                    ------------
                                                                             806
                                                                    ------------
   BELGIUM - 0.5%
        4,100   Fortis...................................                    140
       12,400   SES GLOBAL, FDR..........................                    176
        6,300   UCB Group SA.............................                    341
                                                                    ------------
                                                                             657
                                                                    ------------
   IRELAND - 0.5%
       20,085   CRH PLC..................................                    653
                                                                    ------------
   MALAYSIA - 0.5% ***
       92,700   AirAsia BHD+.............................                     38
       57,800   Bumiputra-Commerce Holdings BHD..........                     94
       19,100   EON Capital BHD..........................                     31
        2,000   Genting BHD..............................                     13
       57,800   IJM Corporation BHD......................                     88
       20,700   IOI Corporation BHD......................                     80
        4,300   Malayan Banking BHD......................                     12
        6,400   Maxis Communications BHD.................                     15
       11,400   MISC BHD (F).............................                     24
        5,100   Naim Cendera Holdings BHD................                      4
       12,800   Resorts World BHD........................                     41
       58,600   SP Setia BHD.............................                     60
          300   Tanjong PLC (F)..........................                      1
       11,600   Tenaga Nasional BHD......................                     29
       17,700   Transmile Group BHD......................                     62
       24,200   UMW Holdings BHD.........................                     50
                                                                    ------------
                                                                             642
                                                                    ------------
   TURKEY - 0.4%
       32,627   Akbank T.A.S.............................                    157
        4,291   Anadolu Efes Biracilik ve Malt Sanayii
                   AS....................................                    117
        7,900   Coca-Cola Icecek Uretim AS+..............                     36
        5,707   Dogan Yayin Holding AS+..................                     19
       10,104   Hurriyet Gazetecilik ve Matbaacilik AS...                     21
        6,000   Selcuk Ecza Deposu Ticaret ve Sanayi
                   AS+...................................                     17
        3,468   Tupras-Turkiye Petrol Rafinerileri AS....                     58
       18,114   Turkiye Garanti Bankasi AS...............                     45
       17,393   Turkiye Is Bankasi, Class C..............                     86
                                                                    ------------
                                                                             556
                                                                    ------------


                       See Notes to Financial Statements.                     43

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
COMMON STOCKS (CONTINUED)

   THAILAND - 0.4% ***
       55,800   Bank of Ayudhya PCL, NVDR................           $         25
        6,700   Banpu Public Comany Ltd., NVDR...........                     23
       13,000   C.P. 7- Eleven PCL, (F)..................                      2
       30,800   Electricity Generating PCL, NVDR.........                     59
       43,300   Kasikornbank PCL, (F)....................                     69
       11,200   Kiatnakin Bank PCL, NVDR.................                      9
      280,000   Krung Thai Bank PCL, (F).................                     74
       17,100   Major Cineplex Group PCL, (F)............                      8
        7,200   Minor International PCL, (F).............                      2
       14,700   Ratchaburi Electricity Generating Holding
                   PCL, (F)..............................                     13
        6,900   Siam City Cement PCL, (F)................                     40
       17,400   Thai Airways International PCL, (F)++....                     18
      762,000   Thai Beverages PCL+......................                    128
       27,200   Thanachart Capital PCL, NVDR.............                     10
       17,500   TISCO Bank PCL, (F)......................                     10
       75,300   TISCO Bank PCL, NVDR.....................                     44
                                                                    ------------
                                                                             534
                                                                    ------------
   ITALY - 0.3%
       37,900   Banca Intesa SpA.........................                    222
        7,150   Eni SpA..................................                    211
                                                                    ------------
                                                                             433
                                                                    ------------
   EGYPT - 0.3%
        7,600   Commercial International Bank, GDR.......                     78
        3,400   Mobinil (Egyptian Mobile Phone Network)..                     76
        4,400   Orascom Construction Industries, GDR.....                    268
                                                                    ------------
                                                                             422
                                                                    ------------
   DENMARK - 0.3%
        6,300   Novo Nordisk A/S, Class B................                    401
                                                                    ------------
   AUSTRIA - 0.3%
        4,000   Erste Bank der Oesterreichischen
                   Sparkassen AG.........................                    225
        1,000   Raiffeisen International Bank Holding
                   AG....................................                     87
        3,323   Telekom Austria AG.......................                     74
                                                                    ------------
                                                                             386
                                                                    ------------
   NORWAY - 0.2%
       16,200   DnB NOR ASA..............................                    201
        7,284   Norske Skogindustrier ASA**..............                    107
                                                                    ------------
                                                                             308
                                                                    ------------
   UNITED STATES - 0.2%
        1,800   CTC Media, Inc., (F)+....................                     33
          200   Freeport-McMoRan Copper & Gold, Inc.,
                   Class B...............................                     11
        1,100   Net 1 UEPS Technologies, Inc.+...........                     30
        7,932   News Corporation (F), CDI................                    152
        1,900   Transmeridian Exploration Inc.+**........                     11
          500   Zoran Corporation+.......................                     12
                                                                    ------------
                                                                             249
                                                                    ------------

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
   GREECE - 0.2%
       6,300O   pap SA...................................           $        228
                                                                    ------------
   CHILE - 0.1%
        4,300   Embotelladora Andina SA, Class A, ADR....                     58
        2,300   Enersis SA, Sponsored ADR................                     26
                                                                    ------------
                                                                              84
                                                                    ------------
   LUXEMBOURG - 0.0%
        2,400   Ternium SA, Sponsored ADR+...............                     58
                                                                    ------------
   PHILIPPINES - 0.0% ***
        1,700   Ayala Corporation........................                     12
       60,800   Ayala Land, Inc..........................                     13
        5,000   SM Investments Corporation...............                     20
                                                                    ------------
                                                                              45
                                                                    ------------
   COLOMBIA - 0.0%
        7,900   Suramericana de Inversiones S.A..........                     37
                                                                    ------------
   OMAN - 0.0%
        3,300   Bank Muscat SAOG, GDR....................                     33
                                                                    ------------
   UNITED ARAB EMIRATES - 0.0%
        3,700   Kingdom Hotels Investments, GDR+.........                     26
                                                                    ------------
   HUNGARY - 0.0%
          100   MOL Magyar Olaj-es Gazipari Rt...........                     10
                                                                    ------------
                Total Common Stocks
                   (Cost $100,589).......................                132,089
                                                                    ------------
WARRANTS - 0.0%
        8,100   Baosteel Company Ltd.,
                   Expires 06/02/2008+,++................                      4
        1,750   China Overseas Land & Investment Ltd.,
                   Expires 07/18/2007+...................                      0
        2,700   Lehman- CW08 Anhui Conch Cement
                   Company Ltd., Expires 06/02/2008+,
                   ++....................................                      5
       61,000   UBS Beijing Yanjing Brewery,
                   Expires 06/07/2007+, ++...............                     65
                                                                    ------------
                Total Warrants
                   (Cost $71)............................                     74
                                                                    ------------
PREFERRED STOCKS - 0.6%
   BRAZIL - 0.6%
        1,000   Bradespar SA++...........................                     34
        9,700   Companhia de Bebidas das Americas, ADR...                    400
      547,000   Companhia Energetica de Minas Gerais.....                     23
        2,000   Companhia Vale do Rio Doce, Class A......                     41
        4,000   Duratex S.A.++...........................                     36
       34,219   Itausa - Investimentos Itau SA...........                    137
        1,800   Usinas Siderurgicas de Minas Gerais SA,
                   Class A...............................                     65
       13,000   Weg SA...................................                     50
                                                                    ------------
                                                                             786
                                                                    ------------


44                     See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

    SHARES                                                          VALUE (000S)
-------------                                                       ------------
PREFERRED STOCKS (CONTINUED)
   SOUTH KOREA - 0.0% ***
          130   Samsung Electronics Company Ltd. ........           $         64
                                                                    ------------
                Total Preferred Stocks
                   (Cost $821) ..........................                    850
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)
-------------
FOREIGN BONDS AND NOTES - 0.1%
$          20   Federal Republic of Brazil, Note, 8.000%
                   due 01/15/2018 .......................                     21
          146   Republic of Argentina, Note, 5.830% due
                   12/31/2033  ..........................                     55
                                                                    ------------
                Total Foreign Government Bonds
                   (Cost $81) ...........................                     76
                                                                    ------------
REPURCHASE AGREEMENT - 2.4%
   (Cost $3,241)
        3,241   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $3,242,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $3,348,000) ..........................                  3,241
                                                                    ------------
SHORT-TERM INVESTMENT - 7.4%
   (Cost $10,155)
       10,155   Mellon GSL DBT II Collateral Fund+++ ....                 10,155
                                                                    ------------
TOTAL INVESTMENTS (Cost $114,958*) ......................   106.8%       146,485

OTHER ASSETS (LIABILITIES) (NET) ........................    (6.8)        (9,361)
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $    137,124
                                                            =====   ============

*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2006, and have an aggregate market value of $9,977,000, representing 7.3% of the total net assets of the Fund (collateral value $10,155,000). (See Note 7 to Financial Statements.)

*** Investments in the areas of the Pacific Rim at June 30, 2006 are 36.9% of the total net assets of the Fund.

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Represents investment purchased with cash collateral for securities loaned.

# Security is restricted and illiquid. It was acquired on October 30, 2001, and has a value of $0.00 per share at June 30, 2006.


                       See Notes to Financial Statements.                     45

VT INTERNATIONAL GROWTH FUND
June 30, 2006 (unaudited)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

             FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                          CONTRACTS TO RECEIVE
                               (000S)                         NET
             -----------------------------------------    UNREALIZED
EXPIRATION         LOCAL     VALUE IN   IN EXCHANGE      APPRECIATION
   DATE           CURRENCY    U.S. $     FOR U.S. $      OF CONTRACTS
----------       ---------   --------   -----------      ------------
7/21/06          AUD   576      427         425               $ 2
9/26/06          GBP   259      479         469                10
                                                              ---
                                                              $12
                                                              ===

AT JUNE 30, 2006, SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                 % OF        VALUE
           SECTOR DIVERSIFICATION             NET ASSETS    (000S)
           ----------------------             ----------   --------
COMMON STOCKS:
Banks .....................................      16.7%     $ 22,955
Materials .................................      11.3        15,473
Telecommunication Services ................       7.5        10,282
Pharmaceuticals & Biotechnology ...........       7.2         9,909
Capital Goods .............................       6.1         8,408
Energy ....................................       6.0         8,283
Semiconductors & Semiconductor Equipment ..       4.0         5,450
Automobiles & Components ..................       3.9         5,386
Insurance .................................       3.9         5,303
Food, Beverage & Tobacco ..................       3.6         4,894
Diversified Financials ....................       2.7         3,695
Utilities .................................       2.3         3,202
Retailing .................................       2.3         3,154
Consumer Durables & Apparel ...............       2.1         2,921
Media .....................................       2.1         2,826
Electronic Equipment & Instruments ........       2.1         2,822
Internet Software & Services ..............       1.9         2,658
Real Estate Investment Trusts (REITs) .....       1.8         2,420
Transportation ............................       1.6         2,155
Commercial Services & Supplies ............       1.5         2,051
Software ..................................       1.3         1,834
Other .....................................       4.4         6,008
                                                -----      --------
TOTAL COMMON STOCKS .......................      96.3       132,089
WARRANTS ..................................       0.0            74
PREFERRED STOCKS ..........................       0.6           850
FOREIGN BONDS AND NOTES ...................       0.1            76
REPURCHASE AGREEMENT ......................       2.4         3,241
SHORT-TERM INVESTMENT .....................       7.4        10,155
                                                -----      --------
TOTAL INVESTMENTS .........................     106.8       146,485
OTHER ASSETS (LIABILITIES) (NET) ..........      (6.8)       (9,361)
                                                -----      --------
NET ASSETS ................................     100.0%     $137,124
                                                =====      ========

             FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                        CONTRACTS TO DELIVER                    NET
                               (000S)                       UNREALIZED
             ------------------------------------------    APPRECIATION/
EXPIRATION         LOCAL      VALUE IN   IN EXCHANGE      (DEPRECIATION)
   DATE           CURRENCY     U.S. $     FOR U.S. $       OF CONTRACTS
----------      -----------   --------   -----------      --------------
7/3/06          EUR      37       48          47               $ (1)
7/3/06          ZAR      80       11          11                --
7/5/06          JPY   5,059       44          44                --
7/5/06          ZAR     457       64          63                 (1)
7/6/06          ZAR     277       39          38                 (1)
7/7/06          ZAR     299       41          49                  8
7/19/06         ZAR     328       46          53                  7
7/21/06         EUR     345      442         425                (17)
9/26/06         CHF     583      481         469                (12)
                                                               ----
                                                               $(17)
                                                               ====
Net Unrealized Depreciation of Forward Foreign
   Currency Contracts .................................        $ (5)
                                                               ====

                               GLOSSARY OF TERMS

ADR  -- American Depositary Receipt
AUD  -- Australian Dollar
BHD  -- Bahraini Dollar
CDI  -- CHESS Depositary Interest
CHF  -- Swiss Franc
CPO  -- Ordinary Participation Certificate
EUR  -- Euro
(F)  -- Foreign Shares
FDR  -- Fiduciary Depositary Receipt
GBP  -- Great Britain Pound Sterling
GDR  -- Global Depositary Receipt
JPY  -- Japanese Yen
NVDR -- Non-Voting Depositary Receipt
ZAR  -- South African Rand


46                     See Notes to Financial Statements.

Portfolio of Investments

VT SHORT TERM INCOME FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
CORPORATE BONDS AND NOTES - 63.6%
   FINANCIAL SERVICES - 12.4%
$       1,000   Berkshire Hathaway Inc., Note,
                   3.375% due 10/15/2008 ................           $        952
        1,000   CIT Group Inc., Sr. Note,
                   7.375% due 04/02/2007 ................                  1,013
          500   Goldman Sachs Group, Inc., Note,
                   4.125% due 01/15/2008 ................                    489
                Household Finance Corporation, Note:
        1,500      5.750% due 01/30/2007 ................                  1,502
          250      7.875% due 03/01/2007 ................                    254
          500   Nuveen Investments, Inc., Sr. Note,
                   5.000% due 09/15/2010 ................                    481
        1,500   Rollins Truck Leasing Corporation, Deb.,
                   8.375% due 02/15/2007 ................                  1,524
                                                                    ------------
                                                                           6,215
                                                                    ------------
   BANKS - 8.1%
        1,000   Fifth Third Bank, Note,
                   2.700% due 01/30/2007 ................                    985
        1,000   JPMorgan Chase & Company, Note,
                   5.350% due 03/01/2007 ................                    998
        1,000   SB Treasury Company LLC, Bond,
                   9.400% to 06/30/2008;
                   10.925% due 12/29/2049** .............                  1,063
        1,000   U.S. Bank N.A., Note,
                   2.850% due 11/15/2006 ................                    990
                                                                    ------------
                                                                           4,036
                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.3%
        1,000   CPG Partners LP, Note,
                   3.500% due 03/15/2009 ................                    946
          750   Developers Diversified Realty
                   Corporation, Sr. Note,
                   6.625% due 01/15/2008 ................                    758
          800   Duke-Weeks Realty Corporation, Note,
                   7.375% due 08/01/2007 ................                    810
          600   EOP Operating LP, Note,
                   7.750% due 11/15/2007 ................                    615
                                                                    ------------
                                                                           3,129
                                                                    ------------
   CABLE TV - 5.4%
        1,250   AOL Time Warner Inc., Note,
                   6.150% due 05/01/2007 ................                  1,255
        1,000   Cox Enterprises, Inc., Note,
                   4.375% due 05/01/2008** ..............                    968
          500   Univision Communications Inc., Company
                   Guarantee,
                   7.850% due 07/15/2011 ................                    504
                                                                    ------------
                                                                           2,727
                                                                    ------------
   TELECOMMUNICATIONS - 5.1%
        1,000   Koninklijke (Royal) KPN NV, Sr. Note,
                   8.000% due 10/01/2010 ................                  1,062
          500   TELUS Corporation, Note,
                   7.500% due 06/01/2007 ................                    507
        1,000   Verizon Global Funding Corporation, Note,
                   4.000% due 01/15/2008 ................                    975
                                                                    ------------
                                                                           2,544
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
   HEALTH CARE - 4.9%
$       1,500   Amgen Inc., Sr. Note,
                   4.000% due 11/18/2009 ................           $      1,427
        1,000   Cardinal Health, Inc., Note,
                   6.250% due 07/15/2008 ................                  1,007
                                                                    ------------
                                                                           2,434
                                                                    ------------
   UTILITIES - 4.9%
        1,000   Constellation Energy Group, Inc., Note,
                   6.350% due 04/01/2007 ................                  1,004
          350   Pacific Gas & Electric Company, First
                   Mortgage,
                   3.600% due 03/01/2009 ................                    332
          350   Sempra Energy, Note,
                   4.750% due 05/15/2009 ................                    341
          750   Texas-New Mexico Power Company, Sr. Note,
                   6.250% due 01/15/2009 ................                    754
                                                                    ------------
                                                                           2,431
                                                                    ------------
   AUTO MANUFACTURING & PARTS - 4.0%
        1,000   Ford Motor Credit Company, Note,
                   6.500% due 01/25/2007 ................                    999
        1,000   Toyota Motor Credit Corporation, Note,
                   5.650% due 01/15/2007 ................                  1,000
                                                                    ------------
                                                                           1,999
                                                                    ------------
   GAMING/LEISURE - 3.9%
        1,000   Carnival Corporation, Company Guarantee,
                   3.750% due 11/15/2007 ................                    972
        1,000   Harrah's Operating Company, Inc., Company
                   Guarantee,
                   5.500% due 07/01/2010 ................                    976
                                                                    ------------
                                                                           1,948
                                                                    ------------
   SERVICES - 3.0%
        1,000   PHH Corporation, Note,
                   6.000% due 03/01/2008 ................                    999
          500   Sealed Air Corporation, Conv. Sr. Note,
                   3.000% due 06/30/2033** ..............                    483
                                                                    ------------
                                                                           1,482
                                                                    ------------
   AIRLINES - 2.0%
        1,000   Southwest Airlines Company, Pass-through
                   Certificates,
                   5.496% due 11/01/2006 ................                  1,001
                                                                    ------------
   INFORMATION TECHNOLOGY - 1.5%
          750   Cisco Systems, Inc., Note,
                   5.250% due 02/22/2011 ................                    737
                                                                    ------------
   BUILDING PRODUCTS - 1.2%
          600   Mohawk Industries, Inc., Note, Series D,
                   7.200% due 04/15/2012 ................                    619
                                                                    ------------


                       See Notes to Financial Statements.                     47

VT SHORT TERM INCOME FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
CORPORATE BONDS AND NOTES (CONTINUED)
   FOOD - 0.9%
$         500   CVS Corporation, Note,
                   4.000% due 09/15/2009 ................           $        473
                                                                    ------------
                Total Corporate Bonds and Notes
                   (Cost $32,363) .......................                 31,775
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 13.4%
        1,000   Banc of America Mortgage Securities,
                   Inc., Pass-through Certificates,
                   Series 2003-6, Class 1A30,
                   4.750% due 08/25/2033 ................                    968
          901   Cendant Mortgage Corporation, Series
                   2003-3P, Class A1,
                   5.500% due 04/25/2020** ..............                    885
          902   Chase Mortgage Finance Corporation,
                   Series 2005-S1, Class 1A8,
                   5.500% due 05/25/2035 ................                    891
          527   Credit Suisse First Boston Mortgage
                   Securities Corporation, Pass-through
                   Certificates, Series 2003-29, Class
                   4A1,
                   6.000% due 12/25/2033 ................                    526
                Federal Home Loan Mortgage Corporation:
          434      Series 2552, Class KB,
                   4.250% due 06/15/2027 ................                    427
        1,000      Series 2811, Class NU,
                   4.500% due 05/15/2030 ................                    944
          854   Federal National Mortgage Association,
                   Series 2005-100, Class QA,
                   5.000% due 11/25/2035 ................                    833
          590   Government National Mortgage Association,
                   Series 2002-70, Class PA,
                   4.500% due 08/20/2032 ................                    560
          663   GSR Mortgage Loan Trust, Pass-through
                   Certificates, Series 2005-1F, Class
                   2A1,
                   6.000% due 02/25/2035 ................                    657
                                                                    ------------
                Total CMOs
                   (Cost $6,893) ........................                  6,691
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.6%
          926   Federal Home Loan Bank, Series 00-0606,
                   Class Y,
                   5.270% due 12/28/2012 ................                    906
                Federal Home Loan Mortgage Corporation:
        1,000      Bond,
                   3.250% due 02/25/2008 ................                    965
        1,000      Note,
                   4.125% due 07/12/2010 ................                    952
          500   Federal National Mortgage Association,
                   Note,
                   3.000% to 07/16/2006;
                   5.800% due 07/16/2013 ................                    494
                                                                    ------------
                Total U.S. Government Agency Obligations
                   (Cost $3,417) ........................                  3,317
                                                                    ------------
ASSET-BACKED SECURITIES (ABSS) - 5.2%
          445   Atlantic City Electric Transition
                   Funding LLC, Series 2003-1, Class A1,
                   2.890% due 07/20/2011 ................                    428

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
$       1,000   Capital One Multi-Asset Execution Trust,
                   Series 2003-A6, Class A6,
                   2.950% due 08/17/2009 ................           $        994
           80   Green Tree Financial Corporation,
                   Series 1995-6, Class B1,
                   7.700% due 09/15/2026 ................                     70
           41   Green Tree Home Improvement, Series
                   1995-D, Class B2,
                   7.450% due 09/15/2025 ................                     40
           96   Mid-State Trust, Series 4, Class A,
                   8.330% due 04/01/2030 ................                    100
        1,000   WFS Financial Owner Trust, Series 2004-3,
                   Class A4,
                   3.930% due 02/17/2012 ................                    978
                                                                    ------------
                Total ABSs
                   (Cost $2,661) ........................                  2,610
                                                                    ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.2%
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.7%
          162   6.500% due 01/01/2014 ...................                    164
          155   8.000% due 05/01/2027 ...................                    163
           20   8.500% due 11/01/2017 ...................                     21
                                                                    ------------
                Total FNMA
                   (Cost $336) ..........................                    348
                                                                    ------------
   ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) -
      0.6%
           18   Federal Home Loan Mortgage Corporation
                   (FHLMC),
                   5.492% due 11/01/2021+ ...............                     18
                Federal National Mortgage Association
                   (FNMA):
          228   4.647% due 11/01/2032+ ..................                    227
            7   5.042% due 01/01/2019+ ..................                      7
           15   5.329% due 11/01/2035+ ..................                     15
            5   5.610% due 04/01/2019+ ..................                      5
            9   5.875% due 11/01/2021+ ..................                      9
            2   6.053% due 11/01/2022+ ..................                      2
                                                                    ------------
                Total ARMs
                   (Cost $293) ..........................                    283
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.5%
          224   6.000% due 05/01/2017 ...................                    225
           13   9.500% due 08/01/2016 ...................                     13
                                                                    ------------
                Total FHLMC
                   (Cost $239) ..........................                    238
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
           18   8.000% due 06/15/2009-08/15/2012 ........                     19
           18   9.000% due 12/15/2020-04/20/2025 ........                     19
          144   10.000% due 02/15/2018-04/15/2025 .......                    158
           10   11.000% due 12/15/2015 ..................                     12
                                                                    ------------
                Total GNMA
                   (Cost $202) ..........................                    208
                                                                    ------------


48                     See Notes to Financial Statements.

VT SHORT TERM INCOME FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
                Total U.S. Government Agency
                   Mortgage-Backed Securities
                   (Cost $1,070) ........................           $      1,077
                                                                    ------------
U.S. TREASURY NOTE - 1.9%
   (Cost $983)
$       1,000   3.250% due 08/15/2008 ...................                    962
                                                                    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.4%
   (Cost $214)
          215   GMAC Commercial Mortgage Securities Inc.,
                   Series 1999-CTL1, Class A,
                   7.151% due 12/15/2016** ..............                    217
                                                                    ------------
REPURCHASE AGREEMENT - 5.5%
   (Cost $2,746)
        2,746   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $2,747,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $2,836,000) ..........................                  2,746
                                                                    ------------
TOTAL INVESTMENTS++ (Cost $50,347*) .....................    98.8%        49,395

OTHER ASSETS (LIABILITIES) (NET) ........................     1.2            609
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $     50,004
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+ Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2006.

++   All securities segregated as collateral for futures contracts.

                                                                     UNREALIZED
NUMBER OF                                                   VALUE   DEPRECIATION
CONTRACTS                                                  (000S)      (000S)
---------                                                  ------   ------------
FUTURES CONTRACTS-SHORT POSITION
       35   U.S. 5 Year Treasury Note, September 2006 ..   $3,619       $(8)
                                                           ======       ===


                       See Notes to Financial Statements.                     49

Portfolio of Investments

VT U.S. GOVERNMENT SECURITIES FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 63.8%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.2%
$       2,870   4.000% due 08/01/2018 ...................           $      2,650
       13,258   4.500% due 04/01/2018-06/01/2035 ........                 12,317
       32,504   5.000% due 04/01/2018-06/01/2036 ........                 30,487
       27,546   5.500% due 12/01/2008-09/01/2035 ........                 26,634
       11,562   6.000% due 01/01/2013-05/01/2034 ........                 11,450
        3,403   6.500% due 11/01/2016-01/01/2032 ........                  3,448
        1,447   7.000% due 04/01/2008-04/01/2032 ........                  1,486
           92   7.500% due 02/01/2031 ...................                     95
           80   8.000% due 07/01/2007-12/01/2030 ........                     82
           87   8.500% due 07/01/2029 ...................                     94
           16   8.750% due 01/01/2013 ...................                     16
                                                                    ------------
                Total FHLMC
                   (Cost $93,179) .......................                 88,759
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 26.6%
        4,617   4.500% due 12/01/2018-11/01/2019 ........                  4,374
       16,764   5.000% due 04/01/2018-06/01/2035 ........                 16,007
       29,698   5.500% due 01/01/2017-11/01/2035 ........                 28,624
        9,190   6.000% due 12/01/2016-10/01/2035 ........                  9,101
       13,505   6.500% due 09/01/2024-05/01/2036 ........                 13,622
          845   7.000% due 08/01/2028-11/01/2031 ........                    869
           77   7.500% due 11/01/2029 ...................                     80
          367   8.000% due 05/01/2022-09/01/2027 ........                    385
          142   8.500% due 02/01/2023-10/01/2027 ........                    152
           85   9.000% due 09/01/2030 ...................                     93
                                                                    ------------
                Total FNMA
                   (Cost $76,384) .......................                 73,307
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 5.0%
        6,748   5.500% due 07/20/2033-03/20/2034 ........                  6,522
        5,262   6.000% due 02/20/2029-08/15/2034 ........                  5,225
        1,221   6.500% due 03/20/2031-04/20/2034 ........                  1,234
          317   7.000% due 01/15/2028-06/20/2031 ........                    326
          432   7.500% due 01/15/2023-11/15/2023 ........                    453
           33   7.750% due 12/15/2029 ...................                     35
           26   8.000% due 07/15/2026-06/15/2027 ........                     28
                                                                    ------------
                Total GNMA
                   (Cost $14,361) .......................                 13,823
                                                                    ------------
                Total U.S  Government Agency
                   Mortgage-Backed Securities
                   (Cost $183,924) ......................                175,889
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 19.1%
                Banc of America Mortgage Securities, Inc.,
                   Pass-through Certificates:
        3,500      Series 2003-6, Class 1A30,
                      4.750% due 08/25/2033 ................               3,389
        1,324      Series 2004-4, Class 2A1,
                      5.500% due 05/25/2034 ................               1,282

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
$       2,365   Chase Mortgage Finance Corporation,
                   Series 2005-S1, Class 1A15,
                   6.000% due 05/25/2035 ................           $      2,329
        1,001   Countrywide Alternative Loan Trust,
                   Series 2003-13T1, Class A1,
                   4.000% due 08/25/2033 ................                    976
                Countrywide Home Loans:
        2,727      Series 2003-50, Class A1,
                   5.000% due 11/25/2018 ................                  2,601
        4,000      Series 2004-4, Class A5,
                   5.250% due 05/25/2034 ................                  3,743
                Credit Suisse First Boston
                   Mortgage Securities Corporation,
                   Pass-through Certificates:
        2,230      Series 2003-11, Class 1A3,
                   4.500% due 06/25/2033 ................                  2,194
        2,089      Series 2003-8, Class 1A1,
                   5.750% due 04/25/2033 ................                  2,017
                Federal Home Loan Mortgage Corporation:
        3,265      Series 2449, Class ND,
                   6.500% due 05/15/2030 ................                  3,286
        1,382      Series 2551, Class QK,
                   5.500% due 01/15/2033 ................                  1,333
        1,334      Series 2575, Class LM,
                   4.500% due 05/15/2032 ................                  1,281
        2,000      Series 2981, Class PC,
                   5.500% due 10/15/2031 ................                  1,951
                Federal National Mortgage Association:
        3,000      Grantor Trust, Series 2000-T5,
                   Class B,
                   7.300% due 05/25/2010 ................                  3,188
        1,819      Series 2002-16, Class TM,
                   7.000% due 04/25/2032 ................                  1,863
        2,635      Series 2002-86, Class JC,
                   5.500% due 02/25/2032 ................                  2,566
        4,443      Series 2003-58, Class PI,
                   5.000% due 02/25/2027 ................                    272
                Federal National Mortgage Association,
                   REMIC, Pass-through Certificates:
           32      Series 1989-90, Class E,
                   8.700% due 12/25/2019 ................                     34
          574      Series 1992-55, Class DZ,
                   8.000% due 04/25/2022 ................                    588
                GSR Mortgage Loan Trust,
                   Pass-through Certificates:
        1,759      Series 2003-4F, Class 2A3,
                   5.000% due 05/25/2033 ................                  1,744
        2,653      Series 2005-1F, Class 2A1,
                   6.000% due 02/25/2035 ................                  2,629
                Prime Mortgage Trust:
        2,671      Series 2004-2, Class A2,
                   4.750% due 11/25/2019 ................                  2,515
        2,726      Series 2005-4, Class 1A1,
                   4.750% due 10/25/2020 ................                  2,626
        3,000   Residential Funding Mortgage Security,
                   Series 2003-S20, Class 1A4,
                   5.500% due 12/25/2033 ................                  2,886
        2,533   Structured Asset Securities Corporation,
                   Series 2005-6, Class 4A1,
                   5.000% due 05/25/2035 ................                  2,359
        3,133   Vendee Mortgage Trust,
                   Series 2000-3, Class 2H,
                   7.500% due 11/15/2014 ................                  3,143
                                                                    ------------


50                     See Notes to Financial Statements.

VT U.S. GOVERNMENT SECURITIES FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
                Total CMOs
                   (Cost $54,682) .......................           $     52,795
                                                                    ------------
U.S TREASURY NOTES - 8.2%
$       1,000      3.500% due 12/15/2009 ................                    950
        3,000      4.000% due 02/15/2014 ................                  2,788
        2,000      4.250% due 11/15/2013 ................                  1,893
       10,000      4.500% due 02/28/2011 ................                  9,754
        5,000      4.750% due 05/15/2014 ................                  4,879
        2,000      5.750% due 08/15/2010 ................                  2,050
          350      6.250% due 02/15/2007 ................                    352
                                                                    ------------
                Total U.S  Treasury Notes
                   (Cost $23,325) .......................                 22,666
                                                                    ------------
U.S GOVERNMENT AGENCY OBLIGATIONS - 5.1%
                Federal Home Loan Bank, Bond:
        2,000      4.500% due 09/16/2013 ................                  1,884
        2,500      6.500% due 08/14/2009 ................                  2,577
        3,000      7.375% due 02/12/2010 ................                  3,188
                Federal National Mortgage Association:
                   Note:
        2,000      6.000% due 02/03/2020 ................                  1,938
        2,500      3.000% to 07/16/2006;
                   5.800% due 07/16/2013 ................                  2,468
        2,000   Housing Urban Development,
                   Government Guarantee, Series 99-A,
                   6.160% due 08/01/2011 ................                  2,014
                                                                    ------------
                Total U.S  Government Agency Obligations
                   (Cost $14,132) .......................                 14,069
                                                                    ------------
REPURCHASE AGREEMENT - 3.3%
   (Cost $9,002)
        9,002   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $9,006,000 on 07/03/2006
                   (collateralized by U.S  Treasury Note,
                   3.875% due 01/15/2009, market value
                   $9,299,000) ..........................                  9,002
                                                                    ------------
TOTAL INVESTMENTS (Cost $285,066*) ......................    99.5%       274,421

OTHER ASSETS (LIABILITIES) (NET) ........................     0.5          1,289
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $    275,710
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

                                GLOSSARY OF TERMS

REMIC -- Real Estate Mortgage Investment Conduit


                       See Notes to Financial Statements.                     51

Portfolio of Investments

VT INCOME FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
CORPORATE BONDS AND NOTES - 65.6%

   FINANCIAL SERVICES/BANKS - 11.2%
$         500   American General Corporation, Note,
                   7.500% due 07/15/2025 ................           $        566
        1,000   American General Finance, Inc.,
                   MTN, Series I,
                   4.625% due 05/15/2009 ................                    972
          400   Banc One Corporation, Sub. Note,
                   10.000% due 08/15/2010 ...............                    457
        1,000   Bank of America Corporation, Sub. Note,
                   7.800% due 02/15/2010 ................                  1,069
          500   CIT Group Inc.,
                   Sr. Note,
                   7.750% due 04/02/2012 ................                    543
        3,000   Citigroup Inc., Note,
                   6.500% due 01/18/2011 ................                  3,096
        1,000   Farmers Insurance Exchange, Note,
                   6.000% due 08/01/2014** ..............                    963
        2,500   Goldman Sachs Group, Inc., Bond,
                   6.875% due 01/15/2011 ................                  2,600
        1,000   Hartford Life Insurance Company, Deb.,
                   7.650% due 06/15/2027 ................                  1,143
        1,500   Jefferies Group, Inc., Sr. Note,
                   7.750% due 03/15/2012 ................                  1,613
        1,000   JPMorgan Chase & Company, Sub. Note,
                   5.125% due 09/15/2014 ................                    946
        1,000   Legg Mason, Inc., Sr. Note,
                   6.750% due 07/02/2008 ................                  1,020
        2,000   Merrill Lynch & Company Inc., Note,
                   6.000% due 02/17/2009 ................                  2,015
        1,500   Morgan Stanley Dean Witter & Company,
                   Note,
                   6.750% due 04/15/2011 ................                  1,559
        1,000   Morgan Stanley, Sub. Note,
                   4.750% due 04/01/2014 ................                    918
        1,100   NCNB Corporation, Sub. Note,
                   9.375% due 09/15/2009 ................                  1,218
        2,250   Wells Fargo & Company, Sub. Note,
                   4.625% due 04/15/2014 ................                  2,075
                                                                    ------------
                                                                          22,773
                                                                    ------------
   OIL & GAS - 7.7%
        1,200   ANR Pipeline Company, Deb.,
                   9.625% due 11/01/2021 ................                  1,406
        1,750   Consolidated Natural Gas Company,
                   Sr. Note,
                   6.850% due 04/15/2011 ................                  1,810
        2,500   El Paso Natural Gas Company, Deb.,
                   7.500% due 11/15/2026 ................                  2,462
        1,000   Enterprise Products Partners LP,
                   Company Guarantee,
                   6.375% due 02/01/2013 ................                  1,000
        1,345   Express Pipeline LP, Sub. Note,
                   7.390% due 12/31/2017** ..............                  1,399
          775   Hanover Compressor Company,
                   Sr. Note,
                   8.625% due 12/15/2010 ................                    806
                Petro-Canada:
          500      Deb.,
                   9.250% due 10/15/2021 ................                    628

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
$       1,000      Note,
                   4.000% due 07/15/2013 ...................        $        886
        2,500   Petrobras International Finance
                   Company, Sr. Note,
                   9.750% due 07/06/2011 ...................               2,838
        1,000   Southern Natural Gas Company, Sr. Note,
                   8.000% due 03/01/2032 ...................               1,038
        1,500   XTO Energy Inc., Sr. Note,
                   6.250% due 04/15/2013 ...................               1,503
                                                                    ------------
                                                                          15,776
                                                                    ------------
   UTILITIES - 6.7%
        1,000   Arizona Public Service Company, Note,
                   6.500% due 03/01/2012 ................                  1,014
        1,850   Illinois Power Company, First Mortgage,
                   7.500% due 06/15/2009 ................                  1,928
        1,000   Metropolitan Edison Company, Sr. Note,
                   4.950% due 03/15/2013 ................                    935
        2,000   Mirant Americas Generation, LLC, Sr.
                   Note,
                   8.500% due 10/01/2021 ................                  1,885
        2,250   Pacific Gas & Electric Company,
                   First Mortgage,
                   4.200% due 03/01/2011 ................                  2,106
                PacifiCorp, First Mortgage:
        1,500      4.950% due 08/15/2014 ................                  1,405
        1,000      5.250% due 06/15/2035 ................                    864
          500   Public Service Company of
                   New Mexico, Sr. Note,
                   4.400% due 09/15/2008 ................                    485
        1,500   Southwestern Electric Power Company,
                   Note,
                   5.375% due 04/15/2015 ................                  1,419
        1,500   Texas-New Mexico Power
                   Company, Sr. Note,
                   6.250% due 01/15/2009 ................                  1,508
                                                                    ------------
                                                                          13,549
                                                                    ------------
   CONSUMER PRODUCTS/SERVICES - 5.6%
        2,000   Allied Waste North America, Inc.,
                   Sr. Note,
                   7.250% due 03/15/2015 ................                  1,920
        1,750   Carnival Corporation, Deb.,
                   7.200% due 10/01/2023 ................                  1,863
        1,000   Cendant Corporation, Note,
                   6.875% due 08/15/2006 ................                  1,001
        1,000   Mattel, Inc., Note,
                   7.300% due 06/13/2011 ................                  1,036
        1,500   Reed Elsevier Capital Inc.,
                   Company Guarantee,
                   6.750% due 08/01/2011 ................                  1,554
        1,000   Royal Caribbean Cruises Ltd.,
                   Sr. Note,
                   8.750% due 02/02/2011 ................                  1,080
        1,500   Sealed Air Corporation,
                   Conv. Sr. Note,
                   3.000% due 06/30/2033** ..............                  1,447
        1,500   Waste Management Inc.,
                   Sr. Note,
                   7.375% due 08/01/2010 ................                  1,584
                                                                    ------------
                                                                          11,485
                                                                    ------------


52                     See Notes to Financial Statements.

VT INCOME FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
CORPORATE BONDS AND NOTES (CONTINUED)

   TRANSPORTATION/AUTO - 5.2%
$       2,000   Burlington Northern Santa Fe Corporation,
                   Deb.,
                   8.125% due 04/15/2020 ................           $      2,364
          124   Continental Airlines Inc., Pass-through
                   Certificates, Series 1997-4C,
                   6.800% due 07/02/2007 ................                    121
          420   CSX Transportation, Inc., Deb.,
                   9.750% due 06/15/2020 ................                    546
                Norfolk Southern Corporation:
                   Bond:
          963      5.640% due 05/17/2029 ................                    897
           37      7.800% due 05/15/2027 ................                     43
          580      Deb.,
                   9.750% due 06/15/2020 ................                    760
        2,500      Sr. Note,
                   6.200% due 04/15/2009 ................                  2,528
        2,000   Southwest Airlines Company,
                   Pass-through Certificates, Series A-4,
                   9.150% due 07/01/2016 ................                  2,293
        1,000   Trailer Bridge, Inc.,
                   Sr. Sec. Note,
                   9.250% due 11/15/2011 ................                  1,030
          129   United Air Lines Inc.,
                   Pass-through Certificates,
                   (in default),
                   9.560% due 10/19/2018 ................                     75
                                                                    ------------
                                                                          10,657
                                                                    ------------
   HEALTH CARE - 4.8%
        2,000   Cardinal Health, Inc., Note,
                   6.750% due 02/15/2011 ................                  2,053
                DVI, Inc., Sr. Note, (in default):
          400      9.875% due 02/01/2004+ ...............                     58
          900      9.875% due 02/01/2004+ ...............                    130
        2,000   HCA Inc., Sr. Note,
                   8.750% due 09/01/2010 ................                  2,119
        2,000   Health Management Associates, Inc.,
                   Sr. Note,
                   6.125% due 04/15/2016 ................                  1,916
          750   IVAX Corporation, Conv. Sr. Sub. Note,
                   4.500% due 05/15/2008 ................                    757
        3,000   Tenet Healthcare Corporation, Sr. Note,
                   6.375% due 12/01/2011 ................                  2,693
                                                                    ------------
                                                                           9,726
                                                                    ------------
   TELECOMMUNICATIONS - 4.7%
        4,000   Deutsche Telephone Finance, Bond,
                   8.000% due 06/15/2010 ................                  4,298
        2,000   Qwest Corporation, Note,
                   8.875% due 03/15/2012 ................                  2,120
        1,000   TELUS Corporation, Note,
                   8.000% due 06/01/2011 ................                  1,084
        2,000   Vodafone Group PLC, Note,
                   7.750% due 02/15/2010 ................                  2,115
                                                                    ------------
                                                                           9,617
                                                                    ------------

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
                Arden Realty LP, Note:
$       1,000      5.200% due 09/01/2011 ................           $        981
        1,000      5.250% due 03/01/2015 ................                    958
        1,000   Developers Diversified Realty
                   Corporation, Note,
                   4.625% due 08/01/2010 ................                    953
        2,000   Health Care Property Investors, Inc.,
                   Note,
                   6.000% due 03/01/2015 ................                  1,948
        2,000   Health Care REIT, Inc.,
                   Sr. Note,
                   6.200% due 06/01/2016 ................                  1,947
        2,500   Healthcare Realty Trust, Inc., Sr. Note,
                   8.125% due 05/01/2011 ................                  2,688
                                                                    ------------
                                                                           9,475
                                                                    ------------
   GAMING - 4.6%
        1,000   155E Tropicana Hooters LLC, Sr. Note,
                   8.750% due 04/01/2012 ................                    958
        2,000   CCM Merger Inc., Note,
                   8.000% due 08/01/2013** ..............                  1,900
        1,000   Harrahs Operating Company Inc., Note,
                   6.500% due 06/01/2016 ................                    976
        1,350   Old Evangeline Downs LLC / Diamond
                   Jo LLC, Company Guarantee,
                   8.750% due 04/15/2012 ................                  1,365
        2,000   Park Place Entertainment Corporation,
                   Sr. Note,
                   7.500% due 09/01/2009 ................                  2,078
        2,000   Riviera Holdings Corporation,
                   Company Guarantee,
                   11.000% due 06/15/2010 ...............                  2,125
                                                                    ------------
                                                                           9,402
                                                                    ------------
   MEDIA - 3.2%
        1,500   Comcast Cable Communications Inc.,
                   Sr. Note,
                   7.125% due 06/15/2013 ................                  1,574
        2,500   Cox Communications, Inc., Note,
                   7.875% due 08/15/2009 ................                  2,628
        1,200   News America Holdings Inc., Sr. Deb.,
                   8.000% due 10/17/2016 ................                  1,347
          500   Tele-Communications, Inc., Sr. Deb.,
                   7.875% due 08/01/2013 ................                    539
          300   Time Warner Inc., Deb.,
                   9.150% due 02/01/2023 ................                    357
                                                                    ------------
                                                                           6,445
                                                                    ------------
   RETAIL - 1.8%
        1,000   Fred Meyer Inc., Company Guarantee,
                   7.450% due 03/01/2008 ................                  1,025
        2,500   Safeway Inc., Note,
                   7.500% due 09/15/2009 ................                  2,613
                                                                    ------------
                                                                           3,638
                                                                    ------------


                       See Notes to Financial Statements.                     53

VT INCOME FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
CORPORATE BONDS AND NOTES (CONTINUED)

   INFORMATION TECHNOLOGY - 1.7%
$       2,500   Conexant Systems Inc., Conv. Sub. Note,
                   4.000% due 02/01/2007 ................           $      2,472
        1,000   Extreme Networks, Inc., Conv. Sub. Note,
                   3.500% due 12/01/2006 ................                    999
                                                                    ------------
                                                                           3,471
                                                                    ------------
   INDUSTRIAL PRODUCTS - 1.4%
        2,000   Noranda Inc., Note,
                   6.000% due 10/15/2015 ................                  1,908
                Weyerhaeuser Company:
          500      Deb.,
                   7.375% due 03/15/2032 ................                    508
          500      Note,
                   6.750% due 03/15/2012 ................                    511
                                                                    ------------
                                                                           2,927
                                                                    ------------
   FOREIGN GOVERNMENT - 1.2%
                Federal Republic of Brazil:
          750      Bond,
                   9.250% due 10/22/2010 ................                    829
          500      Note,
                   8.750% due 02/04/2025 ................                    550
        1,000   United Mexican States, Bond,
                   9.875% due 02/01/2010 ................                  1,127
                                                                    ------------
                                                                           2,506
                                                                    ------------
   AEROSPACE/DEFENSE - 1.1%
        1,000   Boeing Company, Deb.,
                   8.750% due 08/15/2021 ................                  1,265
        1,000   Orbital Sciences Corporation, Sr. Note,
                   9.000% due 07/15/2011 ................                  1,050
                                                                    ------------
                                                                           2,315
                                                                    ------------
                Total Corporate Bonds and Notes
                   (Cost $131,803) ......................                133,762
                                                                    ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.7%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 12.8%
        2,941   4.500% due 08/01/2033 ...................                  2,683
       12,446   5.000% due 04/01/2018-11/01/2035 ........                 11,801
       10,547   5.500% due 11/01/2017-04/01/2036 ........                 10,171
          937   6.000% due 03/01/2031-05/01/2032 ........                    927
          356   6.500% due 06/01/2029-08/01/2029 ........                    360
          213   7.000% due 01/01/2032 ...................                    219
           18   9.000% due 01/01/2025 ...................                     19
                                                                    ------------
                Total FHLMC
                   (Cost $27,340) .......................                 26,180
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.5%
        6,524   4.000% due 09/01/2018-10/01/2018 ........                  6,032
        1,454   5.000% due 01/01/2018 ...................                  1,404
        8,058   5.500% due 03/01/2033-02/01/2035 ........                  7,766

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
$        772    6.000% due 04/01/2032 ...................           $        763
        1,148   6.500% due 05/01/2031-05/01/2032 ........                  1,158
           38   7.000% due 01/01/2030 ...................                     40
        2,000   7.630% due 02/01/2010 ...................                  2,097
                                                                    ------------
                Total FNMA
                   (Cost $20,087) .......................                 19,260
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
          474   6.000% due 05/20/2032 ...................                    470
          309   7.000% due 06/20/2031 ...................                    316
           27   9.000% due 02/15/2025 ...................                     29
                                                                    ------------
                Total GNMA
                   (Cost $810) ..........................                    815
                                                                    ------------
                Total U.S. Government Agency
                   Mortgage-Backed Securities
                   (Cost $48,237) .......................                 46,255
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 7.3%
   U.S. TREASURY NOTES - 4.8%
        2,000   3.375% due 11/15/2008 ...................                  1,922
        7,250   3.375% due 12/15/2008 ...................                  6,960
        1,000   4.500% due 11/15/2015 ...................                    953
                                                                    ------------
                Total U.S. Treasury Notes ...............                  9,835
                                                                    ------------
   U.S. TREASURY BOND - 2.5%
        5,000   5.375% due 02/15/2031 ...................                  5,088
                                                                    ------------
                Total U.S. Treasury Obligations
                   (Cost $15,817) .......................                 14,923
                                                                    ------------
REPURCHASE AGREEMENT- 3.0%
   (Cost $6,025)
        6,025   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $6,027,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $6,223,000) ..........................                  6,025
                                                                    ------------
TOTAL INVESTMENTS (Cost $201,882*) ......................    98.6%       200,965

OTHER ASSETS (LIABILITIES) (NET) ........................     1.4          2,808
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $    203,773
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.

                                GLOSSARY OF TERMS

MTN -- Medium-Term Note


54                     See Notes to Financial Statements.

Portfolio of Investments

VT MONEY MARKET FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
COMMERCIAL PAPER (YANKEE) - 21.0%
$         510   BNP Paribas Finance,
                   5.050% due 08/28/2006+++ .............           $        506
          500   Credit Suisse First Boston,
                   4.720% due 07/03/2006+++** ...........                    499
          700   Dexia Delaware LLC,
                   5.220% due 08/16/2006+++ .............                    696
          600   Landesbank Baden-Wurttemberg,
                   5.350% due 09/19/2006+++ .............                    593
          600   Societe Generale N.A.,
                   5.030% due 10/06/2006+++ .............                    592
          700   UBS Finance (D.E.) LLC,
                   5.110% due 08/22/2006+++ .............                    695
                                                                    ------------
                Total Commercial Paper (Yankee)
                   (Cost $3,581) ........................                  3,581
                                                                    ------------
CERTIFICATE OF DEPOSIT (DOMESTIC) - 6.9%
          580   State Street Bank & Trust, Note,
                   5.206% due 12/11/2006++ ..............                    579
          600   Wells Fargo Bank N.A., Note,
                   4.010% due 07/24/2006 ................                    600
                                                                    ------------
                Total Certificate of Deposit (Domestic)
                   (Cost $1,179) ........................                  1,179
                                                                    ------------
CERTIFICATES OF DEPOSIT (YANKEE) - 5.9%
          500   Canadian Imperial Bank of Commerce, NY,
                   5.170% due 04/27/2007++ ..............                    500
          500   Toronto Dominion Bank,
                   5.300% due 04/13/2007 ................                    500
                                                                    ------------
                Total Certificates of Deposit (Yankee)
                   (Cost $1,000) ........................                  1,000
                                                                    ------------
CORPORATE BONDS AND NOTES - 21.1%
          800   ACF Parking Ltd., Note,
                   (LOC: Fifth Third Bank),
                   5.350% due 05/01/2022+ ...............                    800
          754   Everett Clinic, P.S., Bond,
                   (LOC: Bank of America),
                   5.300% due 05/01/2022+ ...............                    754
          700   Household Finance Corporation, Note,
                   5.750% due 01/30/2007 ................                    703
          855   Lauren Company LLC, Bond,
                   (LOC: Wells Fargo Bank),
                   5.370% due 07/01/2033+** .............                    855
          500   U.S. Bank N.A., Note,
                   2.850% due 11/15/2006 ................                    496
                                                                    ------------
                Total Corporate Bonds and Notes
                   (Cost $3,608) ........................                  3,608
                                                                    ------------
TAXABLE MUNICIPAL BONDS - 31.5%
          750   California Statewide Communities
                   Development Authority, MFHR,
                   (Hallmark House Apartments), Series
                   ZZ-T, (FNMA Collateral),
                   5.430% due 12/15/2036+ ...............                    750
          855   Illinois Health Facilities Authority,
                   Health Care Revenue, (Loyola
                   University Health System), Series C,
                   (MBIA Insured),
                   5.390% due 07/01/2024+ ...............                    855

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
$         590   Michigan State Housing Development
                   Authority, SFMR, Series D,
                   (FSA Insured),
                   5.330% due 06/01/2034+ ...............           $        590
          720   New York State Housing Finance Agency,
                   Housing Revenue, (West 20th Street
                   Project), Series B, (FNMA Collateral),
                   5.350% due 05/15/2033+ ...............                    720
          600   Oakland-Alameda County, California,
                   Coliseum Authority, Lease Revenue,
                   (Coliseum Project), Series D,
                   (LOC: Wachovia Bank),
                   5.350% due 02/01/2011+ ...............                    600
          705   Sacramento County, Pension Funding,
                   Revenue Bonds, Seies C,
                   (LOC: Bayerische Landesbank),
                   5.430% due 07/01/2022+ ...............                    705
          445   Washington State Housing Finance
                   Commission, MFHR, (Bremerton Project),
                   Series B, (FNMA Collateral),
                   5.380% due 05/15/2033+ ...............                    445
          715   Washington State Housing Finance
                   Commission, Nonprofit Community
                   College Foundation Revenue, Series B,
                   (Community College Spokane
                   Foundation),
                   (LOC: Bank of America),
                   5.360% due 07/01/2030+ ...............                    715
                                                                    ------------
                Total Taxable Municipal Bonds
                   (Cost $5,380) ........................                  5,380
                                                                    ------------
FUNDING AGREEMENT - 2.9%
   (Cost $500)
          500   New York Life Insurance,
                   5.160% due 08/02/2006++*** ...........                    500@@
                                                                    ------------


                       See Notes to Financial Statements.                     55

VT MONEY MARKET FUND
June 30, 2006 (unaudited)

  PRINCIPAL
AMOUNT (000S)                                                       VALUE (000S)
-------------                                                       ------------
REPURCHASE AGREEMENT - 8.0%
   (Cost $1,361)
$       1,361   Agreement with Morgan Stanley, 4.700%
                   dated 06/30/2006, to be repurchased at
                   $1,362,000 on 07/03/2006
                   (collateralized by U.S. Treasury Note,
                   3.875% due 01/15/2009, market value
                   $1,406,000) ..........................           $      1,361
                                                                    ------------
TOTAL INVESTMENTS (Cost $16,609*) .......................    97.3%        16,609

OTHER ASSETS (LIABILITIES) (NET) ........................     2.7            469
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $     17,078
                                                            =====   ============

----------
*    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

*** Security is restricted and illiquid. It was acquired on August 3, 2005, and has a value of $0.03 per Fund share at June 30, 2006.

+ Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rate shown are those in effect at June 30, 2006. These rates change periodically based on specified market rates or indicies.

++ Floating rate security whose interest rate is reset periodically based on an index.

+++  Rate represents discount rate on purchase date.

@@ Represents fair value as determined in good faith under the direction of the Board of Trustees.

                                GLOSSARY OF TERMS

FNMA -- Federal National Mortgage Association
FSA  -- Financial Security Assurance
LOC  -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
MFHR -- Multi-family Housing Revenue
SFMR -- Single Family Mortgage Revenue


56                     See Notes to Financial Statements.

                      This Page Intentionally Left Blank.

Statements of Assets and Liabilities

WM VARIABLE TRUST
June 30, 2006 (unaudited)
(In thousands)

                                                           VT EQUITY   VT GROWTH &   VT WEST COAST   VT MID CAP
                                                 VT REIT     INCOME       INCOME         EQUITY         STOCK     VT GROWTH
                                                   FUND       FUND         FUND           FUND          FUND         FUND
                                                 -------   ---------   -----------   -------------   ----------   ---------
ASSETS:
Investments, at cost .........................   $41,004    $293,819     $206,587       $136,970      $ 87,217     $281,956
                                                 =======    ========     ========       ========      ========     ========
Investments, at value:
   Securities ................................   $52,821    $327,488     $244,009       $157,605      $108,587     $289,372
Investments held as collateral for
   securities loaned .........................     6,615      17,672       15,170         17,753         9,934       14,867
                                                 -------    --------     --------       --------      --------     --------
   Total Investments .........................    59,436     345,160      259,179        175,358       118,521      304,239
Cash .........................................        --          --           --             --            --           54
Unrealized appreciation of forward foreign
   currency contracts ........................        --          --           --             --            --           --
Dividends and/or interest receivable .........       181         434          228             98            92          222
Receivable for Fund shares sold ..............         6         239           --            181             3            4
Variation margin .............................        --          --           --             --            --           --
Receivable for investment securities sold ....        78          --        1,585            356           274        1,376
Prepaid expenses .............................         1           4            4              2             2            4
                                                 -------    --------     --------       --------      --------     --------
   Total Assets ..............................    59,702     345,837      260,996        175,995       118,892      305,899
                                                 -------    --------     --------       --------      --------     --------
LIABILITIES:
Payable upon return of securities loaned .....     6,615      17,672       15,170         17,753         9,934       14,867
Unrealized depreciation of forward foreign
   currency contracts ........................        --          --           --             --            --            3
Payable for Fund shares redeemed .............         4          59          170             76             1          127
Payable for investment securities purchased ..        86       2,832          588          1,603            --        1,581
Investment advisory fee payable ..............        34         163          148             78            65          176
Distribution fees payable ....................        --          10            1              3             2           --
Variation margin .............................        --          --           --             --            --           --
Due to custodian .............................        --           3            2              1             1           --
Accrued legal and audit fees .................        17          19           19             18            16           19
Accrued printing and postage expenses ........         7          15           29             12            13           27
Accrued expenses and other payables ..........         2           3            3              3             2            9
                                                 -------    --------     --------       --------      --------     --------
   Total Liabilities .........................     6,765      20,776       16,130         19,547        10,034       16,809
                                                 -------    --------     --------       --------      --------     --------
NET ASSETS ...................................   $52,937    $325,061     $244,866       $156,448      $108,858     $289,090
                                                 =======    ========     ========       ========      ========     ========


58                     See Notes to Financial Statements.

                                                                   VT U.S.
VT SMALL CAP   VT SMALL CAP   VT INTERNATIONAL   VT SHORT TERM   GOVERNMENT               VT MONEY
    VALUE         GROWTH           GROWTH            INCOME      SECURITIES   VT INCOME    MARKET
    FUND           FUND             FUND              FUND          FUND         FUND       FUND
------------   ------------   ----------------   -------------   ----------   ---------   --------

   $37,148        $40,769         $114,958          $50,347       $285,066     $201,882    $16,609
   =======        =======         ========          =======       ========     ========    =======

   $34,522        $46,976         $136,330          $49,395       $274,421     $200,965    $16,609

     4,708             --           10,155               --             --           --         --
   -------        -------         --------          -------       --------     --------    -------
    39,230         46,976          146,485           49,395        274,421      200,965     16,609
        --             --              524               54             --           21          1

        --             --               28               --             --           --         --
       177             16              717              611          1,697        2,950         87
        --              9               11                6             --           92        411
        --             --               --               --             --           --         --
       179            176              574               --             --           --         --
         1              1                1                1              4            2         --
   -------        -------         --------          -------       --------     --------    -------
    39,587         47,178          148,340           50,067        276,122      204,030     17,108
   -------        -------         --------          -------       --------     --------    -------

     4,708             --           10,155               --             --           --         --

        --             --               33               --             --           --         --
        --              1               35                8            243          126         --
         9            265              621               --             --           --         --
        24             32              318               21            115           84          6
        --              1                1                1              1            4          1
        --             --               --                8             --           --         --
        --             --               --               --              2           --         --
        18             19               19               18             19           18         17
         8             10                9                5             29           24          5
         2              5               25                2              3            1          1
   -------        -------         --------          -------       --------     --------    -------
     4,769            333           11,216               63            412          257         30
   -------        -------         --------          -------       --------     --------    -------
   $34,818        $46,845         $137,124          $50,004       $275,710     $203,773    $17,078
   =======        =======         ========          =======       ========     ========    =======


                       See Notes to Financial Statements.                     59

WM VARIABLE TRUST
June 30, 2006 (unaudited)
(In thousands)

                                                          VT EQUITY   VT GROWTH      VT WEST     VT MID CAP
                                                VT REIT     INCOME     & INCOME   COAST EQUITY      STOCK     VT GROWTH
                                                  FUND       FUND        FUND         FUND          FUND         FUND
                                                -------   ---------   ---------   ------------   ----------   ---------
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ........   $   526    $  2,797   $  1,591      $    407      $    365    $    404
Accumulated net realized gain/(loss)
   on investment transactions ...............     3,165      11,737    (20,161)        2,383         3,547     (92,738)
Net unrealized appreciation/(depreciation)
   of investments ...........................    18,432      51,341     52,592        38,388        31,304      22,283
Paid-in capital .............................    30,814     259,186    210,844       115,270        73,642     359,141
                                                -------    --------   --------      --------      --------    --------
   Total Net Assets .........................   $52,937    $325,061   $244,866      $156,448      $108,858    $289,090
                                                =======    ========   ========      ========      ========    ========
NET ASSETS:
Class 1 Shares ..............................   $51,365    $271,718   $241,497      $143,270      $ 99,560    $287,881
                                                =======    ========   ========      ========      ========    ========
Class 2 Shares ..............................   $ 1,572    $ 53,343   $  3,369      $ 13,178      $  9,298    $  1,209
                                                =======    ========   ========      ========      ========    ========
SHARES OUTSTANDING:
Class 1 Shares ..............................     2,982      15,680     13,191         6,441         6,203      21,520
                                                =======    ========   ========      ========      ========    ========
Class 2 Shares ..............................        92       3,098        185           595           583          91
                                                =======    ========   ========      ========      ========    ========
CLASS 1 SHARES:*
Net asset value, offering and redemption
   price per share of beneficial interest
   outstanding ..............................   $ 17.23    $  17.33   $  18.31      $  22.24      $  16.05    $  13.38
                                                =======    ========   ========      ========      ========    ========
CLASS 2 SHARES:*
Net asset value, offering and redemption
   price per share of beneficial interest
   outstanding ..............................   $ 17.11    $  17.22   $  18.23      $  22.14      $  15.96    $  13.29
                                                =======    ========   ========      ========      ========    ========

----------
*    Net asset values are not shown in thousands.


60                     See Notes to Financial Statements.

                                                            VT U.S.
 VT SMALL    VT SMALL                         VT SHORT    GOVERNMENT               VT MONEY
CAP VALUE   CAP GROWTH   VT INTERNATIONAL   TERM INCOME   SECURITIES   VT INCOME    MARKET
   FUND        FUND        GROWTH FUND          FUND         FUND         FUND       FUND
---------   ----------   ----------------   -----------   ----------   ---------   --------


 $   361     $   (142)       $   (333)        $ 1,066      $  6,210    $  5,905     $    --

   3,118      (21,695)         (4,321)           (422)       (4,170)     (1,567)         --

   2,082        6,207          31,537            (937)      (10,645)       (917)         --
  29,257       62,475         110,241          50,297       284,315     200,352      17,078
 -------     --------        --------         -------      --------    --------     -------
 $34,818     $ 46,845        $137,124         $50,004      $275,710    $203,773     $17,078
 =======     ========        ========         =======      ========    ========     =======

 $34,682     $ 42,913        $133,392         $45,827      $269,579    $186,173     $12,369
 =======     ========        ========         =======      ========    ========     =======
 $   136     $  3,932        $  3,732         $ 4,177      $  6,131    $ 17,600     $ 4,709
 =======     ========        ========         =======      ========    ========     =======

   3,071        4,360           8,731          18,759        27,109      18,566      12,384
 =======     ========        ========         =======      ========    ========     =======
      12          405             246           1,715           617       1,763       4,711
 =======     ========        ========         =======      ========    ========     =======



 $ 11.29     $   9.84        $  15.28         $  2.44      $   9.94    $  10.03     $  1.00
 =======     ========        ========         =======      ========    ========     =======



 $ 11.27     $   9.72        $  15.17         $  2.44      $   9.94    $   9.98     $  1.00
 =======     ========        ========         =======      ========    ========     =======


                       See Notes to Financial Statements.                     61

Statements of Operations

WM VARIABLE TRUST
For the Six Months Ended June 30, 2006 (unaudited)
(In thousands)

                                                                    VT EQUITY   VT GROWTH                   VT MID CAP
                                                          VT REIT     INCOME     & INCOME   VT WEST COAST      STOCK     VT GROWTH
                                                            FUND       FUND        FUND      EQUITY FUND       FUND         FUND
                                                          -------   ---------   ---------   -------------   ----------   ---------
INVESTMENT INCOME:
Dividends .............................................   $  419     $ 3,328     $ 2,462        $  769        $  664     $  1,418
Interest ..............................................       60         447         138           115           127          183
Foreign withholding taxes .............................       (5)        (27)         (4)           --            (2)         (38)
Securities lending income .............................       14          55           5            24             7           12
                                                          ------     -------     -------        ------        ------     --------
      Total investment income .........................      488       3,803       2,601           908           796        1,575
                                                          ------     -------     -------        ------        ------     --------
EXPENSES:
Investment advisory fee ...............................      209         963         940           473           409        1,087
Class 2 Shares distribution fees ......................        2          60           4            15            11            2
Custodian fees ........................................        3           6           7             9             5           24
Legal and audit fees ..................................       15          20          19            17            14           19
Trustees' fees ........................................        1           3           3             1             1            3
Other .................................................        7          21          23             9             7           25
                                                          ------     -------     -------        ------        ------     --------
      Total expenses ..................................      237       1,073         996           524           447        1,160
Fees reduced by custodian credits .....................       --          --          --            --            --           --
                                                          ------     -------     -------        ------        ------     --------
      Net expenses ....................................      237       1,073         996           524           447        1,160
                                                          ------     -------     -------        ------        ------     --------
NET INVESTMENT INCOME/(LOSS) ..........................      251       2,730       1,605           384           349          415
                                                          ------     -------     -------        ------        ------     --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Net realized gain/(loss) on:
   Security transactions ..............................    3,000      11,948       4,823         2,687         4,069          710
   Forward foreign currency contracts and foreign
      currency transactions ...........................       --          --          --            --            --           (5)
   Futures contracts ..................................       --          --          --            --            --           --
                                                          ------     -------     -------        ------        ------     --------
   Net realized gain/(loss) on investment
      transactions ....................................    3,000      11,948       4,823         2,687         4,069          705
                                                          ------     -------     -------        ------        ------     --------
Capital gain distributions received ...................      455          --          --            40            --           --
                                                          ------     -------     -------        ------        ------     --------
Net change in unrealized appreciation/(depreciation)
   of securities ......................................    2,019       1,237      (5,782)        1,814         1,858      (13,114)
   Forward foreign currency contracts .................       --          --          --            --            --           (3)
   Foreign currency, futures contracts and other
      assets and liabilities ..........................       --          --          --            --            --            3
                                                          ------     -------     -------        ------        ------     --------
Net change in unrealized appreciation/depreciation
   of investment transactions .........................    2,019       1,237      (5,782)        1,814         1,858      (13,114)
                                                          ------     -------     -------        ------        ------     --------
Net realized and unrealized gain/(loss) on
   investments ........................................    5,474      13,185        (959)        4,541         5,927      (12,409)
                                                          ------     -------     -------        ------        ------     --------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................   $5,725     $15,915     $   646        $4,925        $6,276     $(11,994)
                                                          ======     =======     =======        ======        ======     ========


62                     See Notes to Financial Statements.

                                                              VT U.S.
 VT SMALL   VT SMALL CAP   VT INTERNATIONAL     VT SHORT    GOVERNMENT              VT MONEY
CAP VALUE      GROWTH           GROWTH        TERM INCOME   SECURITIES   VT INCOME   MARKET
   FUND         FUND             FUND             FUND         FUND         FUND      FUND
---------   ------------   ----------------   -----------   ----------   ---------  --------
 $   528       $   26           $1,888           $   --      $    --      $    --     $ --
      28           35               82            1,242        6,986        6,486      354
     (40)          --             (179)              --           --           --       --
      29           51               35               --           --           --       --
 -------       ------           ------           ------      -------      -------     ----
     545          112            1,826            1,242        6,986        6,486      354
 -------       ------           ------           ------      -------      -------     ----

     150          209              568              128          689          509       34
      --            5                3                6           10           23        5
       5           13               75                3            9           --        1
      17           17               18               16           19           18       15
      --            1                1                1            3            2       --
       6            9               12                7           22           26        4
 -------       ------           ------           ------      -------      -------     ----
     178          254              677              161          752          578       59
      --           --               --               --           --           --       --
 -------       ------           ------           ------      -------      -------     ----
     178          254              677              161          752          578       59
 -------       ------           ------           ------      -------      -------     ----
     367         (142)           1,149            1,081        6,234        5,908      295
 -------       ------           ------           ------      -------      -------     ----



   2,656        1,037            5,029               --           --         (310)      --

      (2)          --              (35)              --           --           --       --
      --           --               --               69           --           --       --
 -------       ------           ------           ------      -------      -------     ----

   2,654        1,037            4,994               69           --         (310)      --
 -------       ------           ------           ------      -------      -------     ----
       4           --               --               --           --           --       --
 -------       ------           ------           ------      -------      -------     ----

  (2,075)        (138)            (813)            (506)      (6,769)      (6,326)      --
      --           --               32               --           --           --       --

      --           --               16               26           --           --       --
 -------       ------           ------           ------      -------      -------     ----

  (2,075)        (138)            (765)            (480)      (6,769)      (6,326)      --
 -------       ------           ------           ------      -------      -------     ----

     583          899            4,229             (411)      (6,769)      (6,636)      --
 -------       ------           ------           ------      -------      -------     ----

 $   950       $  757           $5,378           $  670      $  (535)     $  (728)    $295
 =======       ======           ======           ======      =======      =======     ====


                       See Notes to Financial Statements.                     63

Statements of Changes in Net Assets

WM VARIABLE TRUST

(In thousands)

                                                                                                          VT GROWTH &
                                                   VT REIT FUND           VT EQUITY INCOME FUND           INCOME FUND
                                             ------------------------   ------------------------   ------------------------
                                              SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                ENDED                      ENDED                      ENDED
                                               6/30/06     YEAR ENDED     6/30/06     YEAR ENDED     6/30/06     YEAR ENDED
                                             (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
                                             -----------   ----------   -----------   ----------   -----------   ----------
OPERATIONS:
Net investment income ....................     $   251      $ 1,506      $  2,730      $  5,563     $  1,605      $  3,645
Net realized gain on investment
   transactions ..........................       3,000        4,000        11,948        17,515        4,823         7,943
Capital gain distributions received ......         455          414            --           165           --            --
Net change in unrealized appreciation/
   depreciation of investments ...........       2,019         (917)        1,237          (306)      (5,782)       (2,342)
                                               -------      -------      --------      --------     --------      --------
Net increase/(decrease) in net assets
   resulting from operations .............       5,725        5,003        15,915        22,937          646         9,246
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class 1 Shares .....................      (1,340)      (1,095)       (4,714)       (3,268)      (3,616)       (3,393)
      Class 2 Shares .....................         (38)         (22)         (838)         (459)         (43)          (33)
   Net realized gains on investments:
      Class 1 Shares .....................      (4,410)      (2,005)      (13,881)           --           --            --
      Class 2 Shares .....................        (135)         (41)       (2,700)           --           --            --
Net increase/(decrease) in net assets from
   Fund share transactions:
      Class 1 Shares .....................         (40)      (1,847)       39,255        31,403      (20,651)      (11,414)
      Class 2 Shares .....................         351          861        12,566        15,234          (12)          (64)
                                               -------      -------      --------      --------     --------      --------
Net increase/(decrease) in net assets ....         113          854        45,603        65,847      (23,676)       (5,658)
NET ASSETS:
Beginning of period/year .................      52,824       51,970       279,458       213,611      268,542       274,200
                                               -------      -------      --------      --------     --------      --------
End of period/year .......................     $52,937      $52,824      $325,061      $279,458     $244,866      $268,542
                                               =======      =======      ========      ========     ========      ========
Undistributed net investment income
   at end of period ......................     $   526      $ 1,653      $  2,797      $  5,619     $  1,591      $  3,645
                                               =======      =======      ========      ========     ========      ========


64                     See Notes to Financial Statements.


VT WEST COAST EQUITY FUND     VT MID CAP STOCK FUND         VT GROWTH FUND         VT SMALL CAP VALUE FUND
-------------------------   ------------------------   ------------------------   ------------------------
  SIX MONTHS                 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
    ENDED                      ENDED                       ENDED                     ENDED
   6/30/06     YEAR ENDED     6/30/06     YEAR ENDED     6/30/06     YEAR ENDED     6/30/06     YEAR ENDED
 (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
 -----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------

  $    384      $    774     $    349      $  1,883     $    415      $    365      $   367      $   401

     2,687         5,774        4,069        11,521          705        12,221        2,654        3,772
        40            92           --            --           --            --            4            1

     1,814         4,125        1,858         1,652      (13,114)        4,143       (2,075)      (2,091)
  --------      --------     --------      --------     --------      --------      -------      -------

     4,925        10,765        6,276        15,056      (11,994)       16,729          950        2,083


      (726)         (864)      (1,713)         (519)        (344)       (1,293)        (402)        (202)
       (42)          (46)        (142)          (18)          --            (3)          (1)          --

    (2,853)           --      (10,407)       (7,313)          --            --       (3,463)      (1,350)
      (254)           --         (965)         (431)          --            --          (13)          --


    12,221         1,547        2,292       (11,193)      28,659        10,517         (750)      (4,853)
     2,283         1,851        2,282         1,226          (10)         (163)         136           15
  --------      --------     --------      --------     --------      --------      -------      -------
    15,554        13,253       (2,377)       (3,192)      16,311        25,787       (3,543)      (4,307)

   140,894       127,641      111,235       114,427      272,779       246,992       38,361       42,668
  --------      --------     --------      --------     --------      --------      -------      -------
  $156,448      $140,894     $108,858      $111,235     $289,090      $272,779      $34,818      $38,361
  ========      ========     ========      ========     ========      ========      =======      =======

  $    407      $    791     $    365      $  1,871     $    404      $    333      $   361      $   397
  ========      ========     ========      ========     ========      ========      =======      =======


                       See Notes to Financial Statements.                     65

WM VARIABLE TRUST

(In thousands)

                                                      VT SMALL CAP             VT INTERNATIONAL             VT SHORT TERM
                                                       GROWTH FUND                GROWTH FUND                INCOME FUND
                                                ------------------------   ------------------------   ------------------------
                                                 SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                                   ENDED                      ENDED                      ENDED
                                                  6/30/06     YEAR ENDED     6/30/06     YEAR ENDED     6/30/06     YEAR ENDED
                                                (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
                                                -----------   ----------   -----------   ----------   -----------   ----------
OPERATIONS:
Net investment income/(loss) ................     $  (142)     $   (294)    $  1,149      $  1,211      $ 1,081      $ 2,149
Net realized gain/(loss) on investment
   transactions .............................       1,037           756        4,994         4,044           69          114
Net increase from payment by the Advisor ....          --           189           --            --           --           --
Net change in unrealized appreciation/
   depreciation of investments ..............        (138)       (2,232)        (765)       11,434         (480)      (1,310)
                                                  -------      --------     --------      --------      -------      -------
Net increase/(decrease) in net assets
   resulting from operations ................         757        (1,581)       5,378        16,689          670          953
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Class 1 Shares ...........................          --            --       (2,003)       (1,503)      (2,030)      (1,866)
   Class 2 Shares ...........................          --            --          (54)           (9)        (181)        (227)
Net realized gains on investments:
   Class 1 Shares ...........................          --            --           --            --           --           --
   Class 2 Shares ...........................          --            --           --            --           --           --
Net increase/(decrease) in net assets from
   Fund share transactions:
   Class 1 Shares ...........................        (476)       (8,823)      20,967         2,110           23         (351)
   Class 2 Shares ...........................         123           170        2,719           645         (855)      (1,802)
                                                  -------      --------     --------      --------      -------      -------
Net increase/(decrease) in net assets .......         404       (10,234)      27,007        17,932       (2,373)      (3,293)
NET ASSETS:
Beginning of period/year ....................      46,441        56,675      110,117        92,185       52,377       55,670
                                                  -------      --------     --------      --------      -------      -------
End of period/year ..........................     $46,845      $ 46,441     $137,124      $110,117      $50,004      $52,377
                                                  =======      ========     ========      ========      =======      =======
Undistributed net investment income/(loss)
   at end of year ...........................     $  (142)     $     --     $   (333)     $    575      $ 1,066      $ 2,196
                                                  =======      ========     ========      ========      =======      =======


66                     See Notes to Financial Statements.

   VT U.S. GOVERNMENT
     SECURITIES FUND            VT INCOME FUND          VT MONEY MARKET FUND
------------------------   ------------------------   ------------------------
 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
   ENDED                      ENDED                      ENDED
  6/30/06     YEAR ENDED     6/30/06     YEAR ENDED     6/30/06     YEAR ENDED
(UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
-----------   ----------   -----------   ----------   -----------   ----------

 $  6,234      $ 12,151     $  5,908      $ 11,358      $   295       $   441

       --           496         (310)          893           --            --
       --            --           --            --           --            --

   (6,769)       (6,425)      (6,326)       (7,462)          --            --
 --------      --------     --------      --------      -------       -------

     (535)        6,222         (728)        4,789          295           441


  (13,080)      (11,782)     (10,798)      (10,718)        (226)         (339)
     (294)         (436)        (957)       (1,267)         (69)         (102)

       --            --         (105)           --           --            --
       --            --          (10)           --           --            --


   16,266         8,857       12,584         5,960         (763)       (1,528)
   (2,291)       (3,790)      (1,727)       (2,178)       1,394        (2,089)
 --------      --------     --------      --------      -------       -------
       66          (929)      (1,741)       (3,414)         631        (3,617)

  275,644       276,573      205,514       208,928       16,447        20,064
 --------      --------     --------      --------      -------       -------
 $275,710      $275,644     $203,773      $205,514      $17,078       $16,447
 ========      ========     ========      ========      =======       =======

 $  6,210      $ 13,350     $  5,905      $ 11,752      $    --       $   --
 ========      ========     ========      ========      =======       =======


                       See Notes to Financial Statements.                     67

Statements of Changes in Net Assets -- Capital Stock Activity

WM VARIABLE TRUST

(In thousands)

VT REIT FUND

                                                   ISSUED AS                                NET INCREASE/
                               SOLD        REINVESTMENT OF DIVIDENDS       REDEEMED          (DECREASE)
                         ---------------   -------------------------   ----------------   ----------------
                         AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT   SHARES    AMOUNT   SHARES
                         ------   ------        ------   ------        -------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $  698     37          $5,750     343         $(6,488)   (347)   $   (40)    33
   Class 2 Shares ....      286     15             173      10            (108)     (5)       351     20

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $  819     49          $3,100     186         $(5,766)   (330)   $(1,847)   (95)
   Class 2 Shares ....    1,393     84              63       4            (595)    (36)       861     52

VT EQUITY INCOME FUND

                                                    ISSUED AS
                               SOLD         REINVESTMENT OF DIVIDENDS       REDEEMED         NET INCREASE
                         ----------------   -------------------------   ----------------   ----------------
                          AMOUNT   SHARES         AMOUNT   SHARES        AMOUNT   SHARES    AMOUNT   SHARES
                         -------   ------        -------   ------       -------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $28,647    1,558        $18,595    1,091       $(7,987)   (433)   $39,255   2,216
   Class 2 Shares ....    11,660      639          3,538      209        (2,632)   (145)    12,566     703

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $34,607    2,002        $ 3,268      194       $(6,472)   (386)   $31,403   1,810
   Class 2 Shares ....    19,058    1,134            459       28        (4,283)   (256)    15,234     906

VT GROWTH & INCOME FUND

                                                    ISSUED AS
                               SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED          NET DECREASE
                         ----------------   -------------------------   -----------------   -----------------
                          AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT    SHARES    AMOUNT    SHARES
                         -------   ------        ------   ------        --------   ------   --------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $ 9,826     516         $3,616     200         $(34,093)  (1,811)  $(20,651)  (1,095)
   Class 2 Shares ....       513      27             43       2             (568)     (30)       (12)      (1)

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $13,104     724         $3,393     187         $(27,911)  (1,510)  $(11,414)    (599)
   Class 2 Shares ....       861      48             33       2             (958)     (53)       (64)      (3)

VT WEST COAST EQUITY FUND

                                                    ISSUED AS
                               SOLD         REINVESTMENT OF DIVIDENDS       REDEEMED         NET INCREASE
                         ----------------   -------------------------   ----------------   ----------------
                          AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT   SHARES    AMOUNT   SHARES
                         -------   ------        ------   ------        -------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $11,753     510         $3,579     164         $(3,111)   (135)   $12,221     539
   Class 2 Shares ....     3,190     140            296      13          (1,203)    (52)     2,283     101

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $ 8,492     400         $  864      43         $(7,809)   (378)   $ 1,547      65
   Class 2 Shares ....     3,299     159             46       2          (1,494)    (73)     1,851      88


68                     See Notes to Financial Statements.

WM VARIABLE TRUST

(In thousands)

VT MID CAP STOCK FUND

                                                   ISSUED AS                                  NET INCREASE/
                               SOLD        REINVESTMENT OF DIVIDENDS        REDEEMED            (DECREASE)
                         ---------------   -------------------------    -----------------   -----------------
                         AMOUNT   SHARES         AMOUNT   SHARES         AMOUNT    SHARES    AMOUNT    SHARES
                         ------   ------        -------   ------        --------   ------   --------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $2,954     161         $12,120     776         $(12,782)    (706)  $  2,292     231
   Class 2 Shares ....    1,770      99           1,108      71             (596)     (33)     2,282     137

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $1,809     110         $ 7,832     487         $(20,834)  (1,214)  $(11,193)   (617)
   Class 2 Shares ....    1,747     105             449      28             (970)     (59)     1,226      74

VT GROWTH FUND

                                                    ISSUED AS                                 NET INCREASE/
                               SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                         ----------------   -------------------------   -----------------   -----------------
                          AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT    SHARES    AMOUNT   SHARES
                         -------   ------        ------   ------        --------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $35,568    2,519        $  344     26          $ (7,253)    (524)  $28,659   2,021
   Class 2 Shares ....       173       13            --     --              (183)     (14)      (10)     (1)

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $30,450    2,171        $1,293     99          $(21,226)  (1,628)  $10,517     642
   Class 2 Shares ....       172       13             3     --              (338)     (26)     (163)    (13)

VT SMALL CAP VALUE FUND

                                                   ISSUED AS                                 NET INCREASE/
                               SOLD        REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                         ---------------   -------------------------    ----------------   -----------------
                         AMOUNT   SHARES        AMOUNT   SHARES          AMOUNT   SHARES    AMOUNT   SHARES
                         ------   ------        ------   ------         -------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....    $901      70          $3,865     349          $(5,516)   (433)   $  (750)    (14)
   Class 2 Shares ....     128      10              14       2               (6)     (1)       136      11

YEAR ENDED 12/31/05:
   Class 1 Shares ....    $310      26          $1,552     126          $(6,715)   (544)   $(4,853)   (392)
   Class 2 Shares ....      15       1              --      --               --      --         15       1

VT SMALL CAP GROWTH FUND

                                                   ISSUED AS                                  NET INCREASE/
                               SOLD        REINVESTMENT OF DIVIDENDS         REDEEMED          (DECREASE)
                         ---------------   -------------------------    -----------------   ----------------
                         AMOUNT   SHARES        AMOUNT   SHARES          AMOUNT    SHARES    AMOUNT   SHARES
                         ------   ------        ------   ------         --------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $1,932     183           $--      --           $ (2,408)    (230)  $  (476)    (47)
   Class 2 Shares ....      440      43            --      --               (317)     (31)      123      12

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $1,315     145           $--      --           $(10,138)  (1,122)  $(8,823)   (977)
   Class 2 Shares ....      835      96            --      --               (665)     (74)      170      22


                       See Notes to Financial Statements.                     69

WM VARIABLE TRUST

(In thousands)

VT INTERNATIONAL GROWTH FUND

                                                    ISSUED AS
                               SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED         NET INCREASE
                         ----------------   -------------------------    ----------------   ----------------
                          AMOUNT   SHARES        AMOUNT   SHARES          AMOUNT   SHARES    AMOUNT   SHARES
                         -------   ------        ------   ------         -------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $22,605    1,460        $2,003     137          $(3,641)   (232)   $20,967    1,365
   Class 2 Shares ....     2,696      170            54       4              (31)     (2)     2,719      172

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $ 2,995      228        $1,503     123          $(2,388)   (182)   $ 2,110      169
   Class 2 Shares ....       694       53             9       1              (58)     (4)       645       50

VT SHORT TERM INCOME FUND

                                                   ISSUED AS                                 NET INCREASE/
                               SOLD        REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                         ---------------   -------------------------    ----------------   ----------------
                         AMOUNT   SHARES        AMOUNT   SHARES          AMOUNT   SHARES    AMOUNT   SHARES
                         ------   ------        ------   ------         -------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $1,886     742         $2,030     832          $(3,893)  (1,541)  $    23      33
   Class 2 Shares ....      322     128            181      74           (1,358)    (543)     (855)   (341)

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $1,650     651         $1,866     750          $(3,867)  (1,525)  $  (351)   (124)
   Class 2 Shares ....      782     308            227      91           (2,811)  (1,112)   (1,802)   (713)

VT U.S. GOVERNMENT SECURITIES FUND

                                                    ISSUED AS                                 NET INCREASE/
                               SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                         ----------------   -------------------------   -----------------   ----------------
                          AMOUNT   SHARES         AMOUNT   SHARES        AMOUNT    SHARES    AMOUNT   SHARES
                         -------   ------        -------   ------       --------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $17,942    1,718        $13,080    1,315       $(14,756)  (1,422)  $16,266   1,611
   Class 2 Shares ....       153       15            294       29         (2,738)    (265)   (2,291)   (221)

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $12,473    1,188        $11,782    1,135       $(15,398)  (1,468)  $ 8,857     855
   Class 2 Shares ....       645       62            436       42         (4,871)    (462)   (3,790)   (358)

VT INCOME FUND

                                                    ISSUED AS                                 NET INCREASE/
                               SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                         ----------------   -------------------------   -----------------   ----------------
                          AMOUNT   SHARES         AMOUNT   SHARES        AMOUNT    SHARES    AMOUNT   SHARES
                         -------   ------        -------   ------       --------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $11,772    1,106        $10,903    1,087       $(10,091)    (952)  $12,584   1,241
   Class 2 Shares ....     1,227      118            967       97         (3,921)    (370)   (1,727)   (155)

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $ 7,235      674        $10,718    1,015       $(11,993)  (1,113)  $ 5,960     576
   Class 2 Shares ....     3,002      279          1,267      120         (6,447)    (602)   (2,178)   (203)


70                     See Notes to Financial Statements.

WM VARIABLE TRUST

(In thousands)

VT MONEY MARKET FUND

                                                    ISSUED AS                                  NET INCREASE/
                               SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED           (DECREASE)
                         ----------------   -------------------------   ------------------   ----------------
                          AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT     SHARES    AMOUNT   SHARES
                         -------   ------        ------   ------        --------   -------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ....   $ 4,836    4,836         $226      226         $ (5,825)   (5,825)  $  (763)    (763)
   Class 2 Shares ....     5,341    5,341           69       69           (4,016)   (4,016)    1,394    1,394

YEAR ENDED 12/31/05:
   Class 1 Shares ....   $10,489   10,489         $339      339         $(12,356)  (12,356)  $(1,528)  (1,528)
   Class 2 Shares ....     6,537    6,537          102      102           (8,728)   (8,728)   (2,089)  (2,089)


                       See Notes to Financial Statements.                     71

Financial Highlights

VT REIT FUND
For a Fund share outstanding throughout each period.

                             INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                   NET                 NET REALIZED                                                          NET
                  ASSET                     AND                   DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      UNREALIZED   TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT     GAIN ON    INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $17.49     $0.09(5)       $1.83        $1.92      $(0.51)      $(1.67)        $(2.18)     $17.23    11.31%
Year Ended:
12/31/05         $16.96     $0.47(5)       $1.08        $1.55      $(0.36)      $(0.66)        $(1.02)     $17.49     9.40%
12/31/04          13.04      0.49(5)        3.74         4.23       (0.20)       (0.11)         (0.31)      16.96    33.08
12/31/03(3)       10.00      0.36(5)        2.68         3.04          --           --             --       13.04    30.40

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $17.38     $0.07(5)       $1.81        $1.88      $(0.48)      $(1.67)        $(2.15)     $17.11    11.14%
Year Ended:
12/31/05         $16.90     $0.44(5)       $1.05        $1.49      $(0.35)      $(0.66)        $(1.01)     $17.38     9.10%
12/31/04          13.03      0.45(5)        3.73         4.18       (0.20)       (0.11)         (0.31)      16.90    32.72
12/31/03(4)       11.20      0.28(5)        1.55         1.83          --           --             --       13.03    16.34

                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $51,365    0.90%(7)    0.90%(7)    0.97%(7)       9%
Year Ended:
12/31/05         $51,570    0.89%       0.89%       2.82%         25%
12/31/04          51,632    0.88        0.88        3.43          13
12/31/03(3)       38,593    1.00(7)     1.00(7)     4.21(7)        3

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 1,572    1.15%(7)    1.15%(7)    0.72%(7)       9%
Year Ended:
12/31/05         $ 1,254    1.14%       1.14%       2.57%         25%
12/31/04             338    1.13        1.13        3.18          13
12/31/03(4)            1    1.25(7)     1.25(7)     3.96(7)        3

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The VT REIT Fund commenced operations on May 1, 2003.

(4)  The VT REIT Fund commenced selling Class 2 shares on August 5, 2003.


72                     See Notes to Financial Statements.

Financial Highlights

VT EQUITY INCOME FUND
For a Fund share outstanding throughout each period.


                                    INCOME/(LOSS) FROM
                                   INVESTMENT OPERATIONS
                           ------------------------------------             LESS DISTRIBUTIONS
                                       NET REALIZED              ----------------------------------------
                   NET                      AND                                                              NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $17.64    $0.17          $0.80        $0.97      $(0.33)      $(0.95)        $(1.28)     $17.33     5.61%
Year Ended:
12/31/05          $16.26    $0.40(5)       $1.26        $1.66      $(0.28)      $   --         $(0.28)     $17.64    10.27%
12/31/04           13.90     0.32(5)        2.30         2.62       (0.26)          --          (0.26)      16.26    19.12
12/31/03           11.01     0.31(5)        2.95         3.26       (0.31)       (0.06)         (0.37)      13.90    30.10
12/31/02           12.87     0.36(5)       (1.95)       (1.59)      (0.25)       (0.02)         (0.27)      11.01   (12.51)
12/31/01           12.11     0.42(5)        0.54         0.96       (0.12)       (0.08)         (0.20)      12.87     7.92

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $17.53    $0.14          $0.80        $0.94      $(0.30)      $(0.95)        $(1.25)     $17.22     5.48%
Year Ended:
12/31/05          $16.18    $0.36(5)       $1.24        $1.60      $(0.25)      $   --         $(0.25)     $17.53     9.97%
12/31/04           13.85     0.28(5)        2.30         2.58       (0.25)          --          (0.25)      16.18    18.82
12/31/03           10.99     0.29(5)        2.93         3.22       (0.30)       (0.06)         (0.36)      13.85    29.73
12/31/02           12.87     0.32(5)       (1.93)       (1.61)      (0.25)       (0.02)         (0.27)      10.99   (12.67)
12/31/01(6)        12.64     0.22(5)        0.21         0.43       (0.12)       (0.08)         (0.20)      12.87     3.40

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $271,718   0.66%(7)    0.66%(7)    1.83%(7)      36%
Year Ended:
12/31/05         $237,482   0.66%       0.66%       2.40%         46%
12/31/04          189,517   0.67        0.67        2.15          26
12/31/03          149,603   0.70        0.70        2.63          23
12/31/02          112,304   0.70        0.70        3.04          16
12/31/01           97,982   0.70        0.70        3.29          15

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 53,343   0.91%(7)    0.91%(7)    1.58%(7)      36%
Year Ended:
12/31/05         $ 41,976   0.91%       0.91%       2.15%         46%
12/31/04           24,094   0.92        0.92        1.90          26
12/31/03           12,619   0.95        0.95        2.38          23
12/31/02            6,460   0.95        0.95        2.79          16
12/31/01(6)           658   0.94(7)     0.94(7)     3.05(7)       15

(5)  Per share numbers have been calculated using the average shares method.

(6)  The VT Equity Income Fund commenced selling Class 2 shares on May 1, 2001.

(7)  Annualized.


                       See Notes to Financial Statements.                     73

Financial Highlights

VT GROWTH & INCOME FUND
For a Fund share outstanding throughout each period.


                                    INCOME/(LOSS) FROM
                                   INVESTMENT OPERATIONS
                           ------------------------------------             LESS DISTRIBUTIONS
                                       NET REALIZED              ----------------------------------------
                   NET                      AND                                                              NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $18.56    $0.12(4)     $(0.09)       $ 0.03      $(0.28)      $   --         $(0.28)     $18.31     0.16%
Year Ended:
12/31/05          $18.19    $0.25        $ 0.35        $ 0.60      $(0.23)      $   --         $(0.23)     $18.56     3.30%
12/31/04           16.85     0.23(4)       1.29          1.52       (0.18)          --          (0.18)      18.19     9.08
12/31/03           13.45     0.19(4)       3.39          3.58       (0.18)          --          (0.18)      16.85    26.80
12/31/02           17.18     0.15(4)      (3.77)        (3.62)      (0.11)          --          (0.11)      13.45   (21.16)
12/31/01           18.23     0.09         (0.70)        (0.61)      (0.06)       (0.38)         (0.44)      17.18    (3.51)

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $18.46    $0.09(4)     $(0.09)       $   --      $(0.23)      $   --         $(0.23)     $18.23     0.08%
Year Ended:
12/31/05          $18.10    $0.20        $ 0.34        $ 0.54      $(0.18)      $   --         $(0.18)     $18.46     2.97%
12/31/04           16.79     0.19(4)       1.28          1.47       (0.16)          --          (0.16)      18.10     8.78
12/31/03           13.42     0.15(4)       3.39          3.54       (0.17)          --          (0.17)      16.79    26.49
12/31/02           17.18     0.11(4)      (3.76)        (3.65)      (0.11)          --          (0.11)      13.42   (21.33)
12/31/01(3)        16.59     0.00(5)       0.59(6)       0.59          --           --             --       17.18     3.56

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $241,497   0.78%(7)    0.78%(7)    1.27%(7)      17%
Year Ended:
12/31/05         $265,115   0.77%       0.77%       1.32%         24%
12/31/04          270,775   0.79        0.79        1.33          11
12/31/03          245,820   0.83        0.83        1.28          16
12/31/02          209,337   0.81        0.81        1.01          20
12/31/01          319,171   0.78        0.78        0.54          25

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $  3,369   1.03%(7)    1.03%(7)    1.02%(7)      17%
Year Ended:
12/31/05         $  3,427   1.02%       1.02%       1.07%         24%
12/31/04            3,425   1.04        1.04        1.08          11
12/31/03            2,712   1.08        1.08        1.03          16
12/31/02            1,301   1.06        1.06        0.76          20
12/31/01(3)           112   1.03(7)     1.03(7)     0.29(7)       25

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Funds commenced selling Class 2 shares on November 6, 2001.

(4)  Per share numbers have been calculated using the average shares method.


74                     See Notes to Financial Statements.

Financial Highlights

VT WEST COAST EQUITY FUND
For a Fund share outstanding throughout each period.


                                    INCOME/(LOSS) FROM
                                   INVESTMENT OPERATIONS
                           ------------------------------------             LESS DISTRIBUTIONS
                                       NET REALIZED              ----------------------------------------
                   NET                      AND                                                              NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $22.04    $0.06(4)      $0.72        $0.78       $(0.12)      $(0.46)        $(0.58)     $22.24     3.60%
Year Ended:
12/31/05          $20.45    $0.13(4)      $1.61        $1.74       $(0.15)      $   --         $(0.15)     $22.04     8.57%
12/31/04           18.14     0.16(4)       2.20         2.36        (0.05)          --          (0.05)      20.45    13.03
12/31/03           12.69     0.06(4)       5.43         5.49        (0.04)          --          (0.04)      18.14    43.35
12/31/02           16.70     0.06(4)      (3.79)       (3.73)       (0.08)       (0.20)         (0.28)      12.69   (22.55)
12/31/01           16.01     0.10(4)       1.03         1.13        (0.09)       (0.35)         (0.44)      16.70     6.88

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $21.92    $0.03(4)      $0.73        $0.76       $(0.08)      $(0.46)        $(0.54)     $22.14     3.48%
Year Ended:
12/31/05          $20.35    $0.08(4)      $1.60        $1.68       $(0.11)      $   --         $(0.11)     $21.92     8.30%
12/31/04           18.08     0.11(4)       2.19         2.30        (0.03)          --          (0.03)      20.35    12.72
12/31/03           12.67     0.02(4)       5.41         5.43        (0.02)          --          (0.02)      18.08    42.93
12/31/02           16.70     0.02(4)      (3.77)       (3.75)       (0.08)       (0.20)         (0.28)      12.67   (22.67)
12/31/01(3)        15.52     0.01(4)       1.17         1.18           --           --             --       16.70     7.60

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $143,270   0.67%(7)    0.67%(7)    0.53%(7)       9%
Year Ended:
12/31/05         $130,071   0.68%       0.68%       0.62%         18%
12/31/04          119,371   0.69        0.69        0.87          17
12/31/03          105,160   0.71        0.71        0.42          16
12/31/02           68,227   0.71        0.71        0.42          20
12/31/01           83,835   0.70        0.70        0.59          19

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 13,178   0.92%(7)    0.92%(7)    0.28%(7)       9%
Year Ended:
12/31/05         $ 10,823   0.93%       0.93%       0.37%         18%
12/31/04            8,270   0.94        0.94        0.62          17
12/31/03            5,202   0.96        0.96        0.17          16
12/31/02            2,313   0.96        0.96        0.17          20
12/31/01(3)            58   0.95(7)     0.95(7)     0.34(7)       19

(5)  Amount represents less than $0.01 per share.

(6) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(7)  Annualized.


                       See Notes to Financial Statements.                     75

Financial Highlights

VT MID CAP STOCK FUND
For a Fund share outstanding throughout each period.


                                     INCOME/(LOSS) FROM
                                    INVESTMENT OPERATIONS
                           --------------------------------------             LESS DISTRIBUTIONS
                                         NET REALIZED              ----------------------------------------
                   NET                        AND                                                              NET
                  ASSET        NET        UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE     INVESTMENT    GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING     INCOME/         ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD     (LOSS)      INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ------------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $17.34   $ 0.06           $ 0.89       $ 0.95      $(0.32)      $(1.92)        $(2.24)     $16.05     5.80%
Year Ended:
12/31/05          $16.44   $ 0.27(4)        $ 1.84       $ 2.11      $(0.08)      $(1.13)        $(1.21)     $17.34    13.39%
12/31/04           14.63     0.08(4)          2.03         2.11       (0.05)       (0.25)         (0.30)      16.44    14.59
12/31/03           11.49     0.06(4)          3.12         3.18       (0.04)          --          (0.04)      14.63    27.73
12/31/02           13.14     0.04(4)         (1.36)       (1.32)      (0.03)       (0.30)         (0.33)      11.49   (10.35)
12/31/01           11.74     0.03(4)          1.38         1.41       (0.01)          --          (0.01)      13.14    11.99

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $17.24   $ 0.04           $ 0.88       $ 0.92      $(0.28)      $(1.92)        $(2.20)     $15.96     5.70%
Year Ended:
12/31/05          $16.36   $ 0.22(4)        $ 1.84       $ 2.06      $(0.05)      $(1.13)        $(1.18)     $17.24    13.12%
12/31/04           14.58     0.04(4)          2.02         2.06       (0.03)       (0.25)         (0.28)      16.36    14.28
12/31/03           11.46     0.03(4)          3.11         3.14       (0.02)          --          (0.02)      14.58    27.45
12/31/02           13.13     0.01(4)         (1.36)       (1.35)      (0.02)       (0.30)         (0.32)      11.46   (10.54)
12/31/01(3)        12.35    (0.00)(4)(5)      0.79         0.79       (0.01)          --          (0.01)      13.13     6.38

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES    RATIO OF
                           TO AVERAGE  TO AVERAGE      NET
                   NET     NET ASSETS  NET ASSETS  INVESTMENT
                  ASSETS     BEFORE       AFTER      INCOME/
                  END OF   REIMBURSE-  REIMBURSE-   (LOSS) TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $ 99,560   0.80%(6)    0.80%(6)     0.66%(6)      9%
Year Ended:
12/31/05         $103,543   0.81%       0.81%        1.62%        27%
12/31/04          108,347   0.81        0.81         0.54         32
12/31/03           84,408   0.83        0.83         0.47         37
12/31/02           63,119   0.84        0.84         0.32         28
12/31/01           71,988   0.82        0.82         0.21         30

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $  9,298   1.05%(6)    1.05%(6)     0.41%(6)      9%
Year Ended:
12/31/05         $  7,692   1.06%       1.06%        1.37%        27%
12/31/04            6,080   1.06        1.06         0.29         32
12/31/03            3,725   1.08        1.08         0.22         37
12/31/02            1,962   1.09        1.09         0.07         28
12/31/01(3)           668   1.07(6)     1.07(6)     (0.04)(6)     30

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The VT Mid Cap Stock Fund commenced selling Class 2 shares on May 1, 2001.

(4)  Per share numbers have been calculated using the average shares method.


76                     See Notes to Financial Statements.

Financial Highlights

VT GROWTH FUND
For a Fund share outstanding throughout each period.


                                     INCOME/(LOSS) FROM
                                    INVESTMENT OPERATIONS
                           --------------------------------------             LESS DISTRIBUTIONS
                                         NET REALIZED              ----------------------------------------
                   NET                        AND                                                              NET
                  ASSET        NET        UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE     INVESTMENT    GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING     INCOME/         ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD     (LOSS)      INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ------------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $13.92   $ 0.02          $(0.54)       $(0.52)     $(0.02)      $   --         $(0.02)     $13.38    (3.76)%
Year Ended:
12/31/05          $13.03   $ 0.02          $ 0.94        $ 0.96      $(0.07)      $   --         $(0.07)     $13.92     7.41%
12/31/04           12.04     0.07            0.92          0.99          --           --             --       13.03     8.22
12/31/03            9.32    (0.00)(5)        2.72          2.72          --           --             --       12.04    29.18
12/31/02           13.51    (0.01)(4)       (4.18)        (4.19)         --           --             --        9.32   (31.01)
12/31/01           22.99     0.02(4)        (6.24)        (6.22)      (0.37)       (2.89)         (3.26)      13.51   (29.05)

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $13.83   $ 0.00(5)       $(0.54)       $(0.54)     $   --       $   --         $   --      $13.29    (3.90)%
Year Ended:
12/31/05          $12.94   $(0.01)         $ 0.94        $ 0.93      $(0.04)      $   --         $(0.04)     $13.83     7.17%
12/31/04           11.98     0.04            0.92          0.96          --           --             --       12.94     8.01
12/31/03            9.30    (0.03)           2.71          2.68          --           --             --       11.98    28.82
12/31/02           13.51    (0.03)(4)       (4.18)        (4.21)         --           --             --        9.30   (31.16)
12/31/01(7)        12.81    (0.00)(4)(5)     0.70(8)       0.70          --           --             --       13.51     5.46

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES    RATIO OF
                           TO AVERAGE  TO AVERAGE      NET
                   NET     NET ASSETS  NET ASSETS  INVESTMENT
                  ASSETS     BEFORE       AFTER      INCOME/
                  END OF   REIMBURSE-  REIMBURSE-   (LOSS) TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $287,881   0.80%(6)    0.80%(6)     0.29%(6)      23%
Year Ended:
12/31/05         $271,508   0.87%       0.87%        0.15%         81%
12/31/04          245,637   0.94        0.95         0.58          66
12/31/03          189,837   0.98        0.98        (0.04)         75
12/31/02          135,422   1.00        1.00        (0.05)        171
12/31/01          167,483   0.94        0.94         0.11          92

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $  1,209   1.05%(6)    1.05%(6)     0.04%(6)      23%
Year Ended:
12/31/05         $  1,271   1.12%       1.12%       (0.10)%        81%
12/31/04            1,355   1.19        1.20         0.33          66
12/31/03            1,274   1.23        1.23        (0.29)         75
12/31/02              622   1.25        1.25        (0.30)        171
12/31/01(7)            31   1.19(6)     1.19(6)     (0.14)(6)      92

(5)  Amount represents less than $0.01 per share.

(6)  Annualized.

(7)  The VT Growth Fund commenced selling Class 2 shares on November 6, 2001.

(8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.


                       See Notes to Financial Statements.                     77

Financial Highlights

VT SMALL CAP VALUE FUNd
For a Fund share outstanding throughout each period.

                             INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                   NET                 NET REALIZED                                                          NET
                  ASSET                    AND                    DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      UNREALIZED   TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT     GAIN ON    INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $12.43    $0.13(5)       $0.15        $0.28      $(0.15)      $(1.27)        $(1.42)     $11.29     2.51%
Year Ended:
12/31/05          $12.27    $0.11(5)       $0.50        $0.61      $(0.06)      $(0.39)        $(0.45)     $12.43     4.97%
12/31/04(3)        10.00     0.06           2.21         2.27          --           --             --       12.27    22.70

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $12.41    $0.11(5)       $0.17        $0.28      $(0.15)      $(1.27)        $(1.42)     $11.27     2.42%
Year Ended:
12/31/05(4)       $12.28    $0.08(5)       $0.05        $0.13      $   --       $   --         $   --      $12.41     1.14%

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE      AFTER     INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $34,682    1.01%(6)    1.01%(6)    2.08%(6)      17%
Year Ended:
12/31/05         $38,346    0.97%       0.97%       0.93%         59%
12/31/04(3)       42,668    1.08(6)     1.08(6)     0.83(6)       50

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $   136    1.26%(6)    1.26%(6)    1.83%(6)      17%
Year Ended:
12/31/05(4)      $    15    1.22%(6)    1.22%(6)    0.68%(6)      59%

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The VT Small Cap Value Fund commenced operations on May 3, 2004.

(4)  The VT Small Cap Value Fund commenced selling Class 2 shares on July 1,
     2005.


78                     See Notes to Financial Statements.

Financial Highlights

VT SMALL CAP GROWTH FUND
For a Fund share outstanding throughout each period.

                                       INCOME/(LOSS)
                                FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                                       NET REALIZED
                   NET                     AND                                                               NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD     LOSS      INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $ 9.68   $(0.03)        $ 0.19       $ 0.16        $--        $   --         $   --      $ 9.84     1.65%
Year Ended:
12/31/05          $ 9.85   $(0.06)        $(0.11)      $(0.17)       $--        $   --         $   --      $ 9.68    (1.73)%
12/31/04            9.41    (0.05)          0.49         0.44         --            --             --        9.85     4.68
12/31/03            5.49    (0.02)(5)       3.94         3.92         --            --             --        9.41    71.40
12/31/02           11.37    (0.02)(5)      (5.27)       (5.29)        --         (0.59)         (0.59)       5.49   (47.15)
12/31/01           16.03    (0.06)(5)      (1.69)       (1.75)        --         (2.91)         (2.91)      11.37   (12.73)

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $ 9.57   $(0.04)        $ 0.19       $ 0.15        $--        $   --         $   --      $ 9.72     1.57%
Year Ended:
12/31/05          $ 9.77   $(0.08)        $(0.12)      $(0.20)       $--        $   --         $   --      $ 9.57    (2.05)%
12/31/04            9.35    (0.07)          0.49         0.42         --            --             --        9.77     4.49
12/31/03            5.47    (0.04)(5)       3.92         3.88         --            --             --        9.35    70.93
12/31/02           11.36    (0.03)(5)      (5.27)       (5.30)        --         (0.59)         (0.59)       5.47   (47.28)
12/31/01(7)        14.41    (0.05)(5)      (0.09)       (0.14)        --         (2.91)         (2.91)      11.36    (3.00)

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-    LOSS TO   PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $42,913    1.02%(6)    1.02%(6)   (0.56)%(6)    35%
Year Ended:
12/31/05         $42,679    1.11%       1.11%      (0.61)%      172%(8)
12/31/04          53,049    0.98        0.98       (0.56)        41
12/31/03          70,806    1.00        1.00       (0.31)        67
12/31/02          39,476    1.00        1.00       (0.31)        29
12/31/01          73,367    0.95        0.95       (0.44)        46

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 3,932    1.27%(6)    1.27%(6)   (0.81)%(6)    35%
Year Ended:
12/31/05         $ 3,762    1.36%       1.36%      (0.86)%      172%(8)
12/31/04           3,626    1.23        1.23       (0.81)        41
12/31/03           2,710    1.25        1.25       (0.56)        67
12/31/02           1,068    1.25        1.25       (0.56)        29
12/31/01(7)          440    1.20(6)     1.20(6)    (0.69)(6)     46

(5)  Per share numbers have been calculated using the average shares method.

(6)  Annualized.

(7)  The VT Small Cap Growth Fund commenced selling Class 2 shares on May 1,
     2001.

(8) The VT Small Cap Growth Fund had unusually high portfolio turnover due to a change in sub-advisors.


                       See Notes to Financial Statements.                     79

Financial Highlights

VT INTERNATIONAL GROWTH FUND
For a Fund share outstanding throughout each period.


                                       INCOME/(LOSS)
                                FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                                       NET REALIZED
                   NET                     AND                                                               NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT      ON        INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME    INVESTMENTS   OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $14.80    $0.14        $ 0.57        $ 0.71      $(0.23)      $   --         $(0.23)     $15.28     4.89%
Year Ended:
12/31/05          $12.77    $0.17(4)     $ 2.07        $ 2.24      $(0.21)      $   --         $(0.21)     $14.80    17.87%
12/31/04           11.38     0.12(4)       1.41          1.53       (0.14)          --          (0.14)      12.77    13.60
12/31/03            8.51     0.09(4)       2.91          3.00       (0.13)          --          (0.13)      11.38    35.51
12/31/02           10.21     0.04(4)      (1.63)        (1.59)      (0.11)          --          (0.11)       8.51   (15.71)
12/31/01           13.65     0.04         (2.39)        (2.35)      (0.09)       (1.00)         (1.09)      10.21   (17.78)

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $14.71    $0.12        $ 0.57        $ 0.69      $(0.23)      $   --         $(0.23)     $15.17     4.74%
Year Ended:
12/31/05          $12.71    $0.13(4)     $ 2.07        $ 2.20      $(0.20)      $   --         $(0.20)     $14.71    17.59%
12/31/04           11.34     0.09(4)       1.41          1.50       (0.13)          --          (0.13)      12.71    13.33
12/31/03            8.49     0.06(4)       2.90          2.96       (0.11)          --          (0.11)      11.34    35.10
12/31/02           10.21     0.02(4)      (1.63)        (1.61)      (0.11)          --          (0.11)       8.49   (15.91)
12/31/01(3)         9.78     0.00(5)       0.43(6)       0.43          --           --             --       10.21     4.40

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $133,392   1.05%(7)    1.05%(7)    1.79%(7)      19%
Year Ended:
12/31/05         $109,029   1.11%       1.11%       1.27%         32%
12/31/04           91,875   1.16        1.16        0.99          23
12/31/03           74,138   1.21        1.21        0.94          22
12/31/02           50,625   1.26        1.26        0.49          30
12/31/01           49,178   1.19        1.19        0.33          34

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $  3,732   1.30%(7)    1.30%(7)    1.54%(7)      19%
Year Ended:
12/31/05         $  1,088   1.36%       1.36%       1.02%         32%
12/31/04              310   1.41        1.41        0.74          23
12/31/03              182   1.46        1.46        0.69          22
12/31/02               93   1.51        1.51        0.24          30
12/31/01(3)             0   1.40(7)     1.40(7)     0.12(7)       34

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Funds commenced selling Class 2 shares on November 6, 2001.

(4)  Per share numbers have been calculated using the average shares method.


80                     See Notes to Financial Statements.

Financial Highlights

VT SHORT TERM INCOME FUND
For a Fund share outstanding throughout each period.


                                       INCOME/(LOSS)
                                FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                                       NET REALIZED
                   NET                     AND                                                               NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT      ON        INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME    INVESTMENTS   OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $2.52     $0.05(4)    $(0.02)       $0.03        $(0.11)        $--          $(0.11)      $2.44    1.27%
Year Ended:
12/31/05          $2.58     $0.10(4)    $(0.06)       $0.04        $(0.10)        $--          $(0.10)      $2.52    1.64%
12/31/04           2.63      0.10(4)     (0.05)        0.05         (0.10)         --           (0.10)       2.58    2.07
12/31/03           2.65      0.11(4)      0.04         0.15         (0.17)         --           (0.17)       2.63    5.52
12/31/02           2.60      0.14(4)      0.02         0.16         (0.11)         --           (0.11)       2.65    6.26
12/31/01           2.44      0.15(4)      0.05         0.20         (0.04)         --           (0.04)       2.60    8.15

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $2.51     $0.05(4)    $(0.02)       $0.03        $(0.10)        $--          $(0.10)      $2.44    1.33%
Year Ended:
12/31/05          $2.56     $0.09(4)    $(0.05)       $0.04        $(0.09)        $--          $(0.09)      $2.51    1.76%
12/31/04           2.62      0.09(4)     (0.05)        0.04         (0.10)         --           (0.10)       2.56    1.60
12/31/03           2.64      0.10(4)      0.04         0.14         (0.16)         --           (0.16)       2.62    5.46
12/31/02           2.60      0.13(4)      0.02         0.15         (0.11)         --           (0.11)       2.64    5.86
12/31/01(3)        2.60      0.02(4)     (0.02)(6)     0.00(5)         --          --              --        2.60    0.00

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $45,827    0.61%(7)    0.61%(7)    4.24%(7)       5%
Year Ended:
12/31/05         $47,221    0.60%       0.60%       4.01%         22%
12/31/04          48,574    0.61        0.61        3.74          17
12/31/03          46,628    0.63        0.63        4.31          38
12/31/02          41,592    0.62        0.62        5.42          41
12/31/01          50,343    0.60        0.60        5.77          44

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 4,177    0.86%(7)    0.86%(7)    3.99%(7)       5%
Year Ended:
12/31/05         $ 5,156    0.85%       0.85%       3.76%         22%
12/31/04           7,096    0.86        0.86        3.49          17
12/31/03           6,157    0.88        0.88        4.06          38
12/31/02           1,188    0.87        0.87        5.17          41
12/31/01(3)           20    0.85(7)     0.85(7)     5.52(7)       44

(5)  Amount represents less than $0.01 per share.

(6) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(7)  Annualized.


                       See Notes to Financial Statements.                     81

Financial Highlights

VT U.S. GOVERNMENT SECURITIES FUND
For a Fund share outstanding throughout each period.


                                       INCOME/(LOSS)
                                FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                                       NET REALIZED
                   NET                      AND                                                              NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $10.47    $0.23       $(0.26)        $(0.03)     $(0.50)        $--          $(0.50)     $ 9.94   (0.16)%
Year Ended:
12/31/05          $10.71    $0.46(4)    $(0.22)        $ 0.24      $(0.48)        $--          $(0.48)     $10.47    2.27%
12/31/04           10.75     0.45(4)     (0.06)          0.39       (0.43)         --           (0.43)      10.71    3.78
12/31/03           11.05     0.46(4)     (0.23)          0.23       (0.53)         --           (0.53)      10.75    2.14
12/31/02           10.55     0.59(4)      0.33           0.92       (0.42)         --           (0.42)      11.05    8.87
12/31/01            9.93     0.61(4)      0.16           0.77       (0.15)         --           (0.15)      10.55    7.79

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $10.43    $0.22       $(0.25)        $(0.03)     $(0.46)        $--          $(0.46)     $ 9.94   (0.39)%
Year Ended:
12/31/05          $10.66    $0.43(4)    $(0.22)        $ 0.21      $(0.44)        $--          $(0.44)     $10.43    2.02%
12/31/04           10.70     0.42(4)     (0.06)          0.36       (0.40)         --           (0.40)      10.66    3.59
12/31/03           11.02     0.44(4)     (0.23)          0.21       (0.53)         --           (0.53)      10.70    1.87
12/31/02           10.55     0.56(4)      0.33           0.89       (0.42)         --           (0.42)      11.02    8.57
12/31/01(3)        10.70     0.09(4)     (0.24)(5)      (0.15)         --          --              --       10.55   (1.40)

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE   TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $269,579   0.54%(6)    0.54%(6)    4.53%(6)       8%
Year Ended:
12/31/05         $266,902   0.54%       0.54%       4.39%         33%
12/31/04          263,816   0.54        0.54        4.21          28
12/31/03          204,193   0.56        0.56        4.26          46
12/31/02          173,770   0.56        0.56        5.45          41
12/31/01          136,904   0.56        0.56        5.89          31

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $  6,131   0.79%(6)    0.79%(6)    4.28%(6)       8%
Year Ended:
12/31/05         $  8,742   0.79%       0.79%       4.14%         33%
12/31/04           12,757   0.79        0.79        3.96          28
12/31/03           16,323   0.81        0.81        4.01          46
12/31/02           12,264   0.81        0.81        5.20          41
12/31/01(3)           753   0.81(6)     0.81(6)     5.64(6)       31

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Funds commenced selling Class 2 shares on November 6, 2001.


82                     See Notes to Financial Statements.

Financial Highlights

VT INCOME FUND
For a Fund share outstanding throughout each period.


                                       INCOME/(LOSS)
                                FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                                       NET REALIZED
                   NET                      AND                                                              NET
                  ASSET                 UNREALIZED                DIVIDENDS  DISTRIBUTIONS                  ASSET
                  VALUE        NET      GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT       ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $10.69    $0.31(4)    $(0.35)        $(0.04)     $(0.61)      $(0.01)        $(0.62)     $10.03   (0.37)%
Year Ended:
12/31/05          $11.08    $0.60(4)    $(0.34)        $ 0.26      $(0.65)      $   --         $(0.65)     $10.69    2.40%
12/31/04           11.18     0.61(4)     (0.03)          0.58       (0.68)          --          (0.68)      11.08    5.56
12/31/03           10.79     0.63(4)      0.42           1.05       (0.66)          --          (0.66)      11.18    9.78
12/31/02           10.31     0.69(4)      0.27           0.96       (0.48)          --          (0.48)      10.79    9.61
12/31/01            9.70     0.67(4)      0.11           0.78       (0.17)          --          (0.17)      10.31    8.08

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $10.62    $0.29(4)    $(0.34)        $(0.05)     $(0.58)      $(0.01)        $(0.59)     $ 9.98   (0.40)%
Year Ended:
12/31/05          $11.01    $0.57(4)    $(0.34)        $ 0.23      $(0.62)      $   --         $(0.62)     $10.62    2.06%
12/31/04           11.12     0.58(4)     (0.03)          0.55       (0.66)          --          (0.66)      11.01    5.31
12/31/03           10.77     0.60(4)      0.41           1.01       (0.66)          --          (0.66)      11.12    9.47
12/31/02           10.31     0.65(4)      0.29           0.94       (0.48)          --          (0.48)      10.77    9.40
12/31/01(3)        10.45     0.10(4)     (0.24)(5)      (0.14)         --           --             --       10.31   (1.34)

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE   TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $186,173   0.55%(6)    0.55%(6)    5.83%(6)       8%
Year Ended:
12/31/05         $185,140   0.54%       0.54%       5.50%         13%
12/31/04          185,570   0.55        0.55        5.53          20
12/31/03          193,953   0.56        0.56        5.74          24
12/31/02          179,844   0.56        0.56        6.64          21
12/31/01          154,826   0.55        0.55        6.69          33

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 17,600   0.80%(6)    0.80%(6)    5.58%(6)       8%
Year Ended:
12/31/05         $ 20,374   0.79%       0.79%       5.25%         13%
12/31/04           23,358   0.80        0.80        5.28          20
12/31/03           21,188   0.81        0.81        5.49          24
12/31/02            8,186   0.81        0.81        6.39          21
12/31/01(3)           362   0.80(6)     0.80(6)     6.44(6)       33

(4)  Per share numbers have been calculated using the average shares method.

(5) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(6)  Annualized.


                       See Notes to Financial Statements.                     83

Financial Highlights

VT MONEY MARKET FUND
For a Fund share outstanding throughout each period.

                             INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                           ------------------------------------  ----------------------------------------
                   NET                 NET REALIZED                                                          NET
                  ASSET                     AND                  DIVIDENDS   DISTRIBUTIONS                  ASSET
                  VALUE        NET      UNREALIZED   TOTAL FROM   FROM NET      FROM NET                    VALUE
                BEGINNING  INVESTMENT     LOSS ON    INVESTMENT  INVESTMENT    REALIZED         TOTAL      END OF    TOTAL
                OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD  RETURN(1)
                ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06           $1.00     $0.020      $    --        $0.020     $(0.020)        $--          $(0.020)     $1.00    1.99%
Year Ended:
12/31/05          $1.00     $0.026      $    --        $0.026     $(0.026)        $--          $(0.026)     $1.00    2.59%
12/31/04           1.00      0.008           --         0.008      (0.008)         --           (0.008)      1.00    0.85
12/31/03           1.00      0.006           --         0.006      (0.006)         --           (0.006)      1.00    0.65
12/31/02           1.00      0.014(4)        --         0.014      (0.014)         --           (0.014)      1.00    1.39
12/31/01           1.00      0.036       (0.000)(5)     0.036      (0.036)         --           (0.036)      1.00    3.68
CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06           $1.00     $0.019      $    --        $0.019     $(0.019)        $--          $(0.019)     $1.00    1.87%
Year Ended:
12/31/05          $1.00     $0.023      $    --        $0.023     $(0.023)        $--          $(0.023)     $1.00    2.33%
12/31/04           1.00      0.006           --         0.006      (0.006)         --           (0.006)      1.00    0.59
12/31/03           1.00      0.004           --         0.004      (0.004)         --           (0.004)      1.00    0.40
12/31/02           1.00      0.011(4)        --         0.011      (0.011)         --           (0.011)      1.00    1.13
12/31/01(3)        1.00      0.002       (0.000)(5)     0.002      (0.002)         --           (0.002)      1.00    0.22

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                            RATIO OF    RATIO OF
                            EXPENSES    EXPENSES
                           TO AVERAGE  TO AVERAGE   RATIO OF
                   NET     NET ASSETS  NET ASSETS      NET
                  ASSETS     BEFORE       AFTER    INVESTMENT
                  END OF   REIMBURSE-  REIMBURSE-   INCOME TO  PORTFOLIO
                  PERIOD     MENTS/      MENTS/      AVERAGE    TURNOVER
                (IN 000S)    WAIVERS   WAIVERS(2)  NET ASSETS     RATE
                ---------  ----------  ----------  ----------  ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06          $12,369    0.72%(6)    0.72%(6)    3.99%(6)       0%
Year Ended:
12/31/05         $13,132    0.70%       0.70%       2.53%          0%
12/31/04          14,660    0.63        0.63        0.84           0
12/31/03          20,198    0.60        0.60        0.67           0
12/31/02          33,766    0.57        0.57        1.32           0
12/31/01          28,563    0.62        0.62        3.41           0
CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06          $ 4,709    0.97%(6)    0.97%(6)    3.74%(6)       0%
Year Ended:
12/31/05         $ 3,315    0.95%       0.95%       2.28%          0%
12/31/04           5,404    0.88        0.88        0.59           0
12/31/03           3,068    0.85        0.85        0.42           0
12/31/02           4,679    0.82        0.82        1.07           0
12/31/01(3)          189    0.87(6)     0.87(6)     3.16(6)        0

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Fund commenced selling Class 2 shares on November 6, 2001.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Amount represents less than $0.001 per share.

(6)  Annualized.


84                     See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

WM VARIABLE TRUST

1.   ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 13 funds (each a "Fund" and collectively, the "Funds") and 5 portfolios ("Portfolios"). The VT REIT, VT Equity Income, VT Growth & Income, VT West Coast Equity, VT Mid Cap Stock, VT Growth, VT Small Cap Value, VT Small Cap Growth, VT International Growth, VT Short Term Income, VT U.S. Government Securities, VT Income and VT Money Market Funds are included in this report.

WM Advisors, Inc. (the "Advisor") serves as investment advisor to the Trust. The Advisor is a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund offers two classes of shares: Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Funds' Board of Trustees, which may rely on the assistance of one or more pricing services.

The investments of the VT Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the VT Money Market Fund's Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trust, reviews the value of the collateral and the creditworthiness of those banks and broker/dealers with whom each Fund enters into repurchase agreements.

WM VARIABLE TRUST

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the "Statements of Assets and Liabilities". Realized and unrealized gains and losses are included in the "Statements of Operations". Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the "Statements of Assets and Liabilities".

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each Fund has valued the investments. This may have an adverse effect on each Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value per share of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified

WM VARIABLE TRUST

institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a "when-issued" or "delayed-delivery" basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the information is available to the Funds if informed after the ex-dividend date. The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Distributions received from capital gains are presented as an adjustment to dividend income and recorded as capital gain distributions received. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains earned by a Fund are declared and paid annually, with the exception of the VT Money Market Fund, from which dividends from net investment income are declared daily and paid monthly.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, redesignated distributions and differing characterization of distributions made by each Fund.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Fund's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Funds of the Trust based upon the relative average net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2006, are shown separately in the "Statements of Operations".

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

WM VARIABLE TRUST

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                                                                                                   FROM
                                FROM $50  FROM $100  FROM $125  FROM $200  FROM $250  FROM $400    $500   FROM $1  FROM $2
                       FROM $0   MILLION   MILLION    MILLION    MILLION    MILLION    MILLION   MILLION  BILLION  BILLION    OVER
                        TO $50   TO $100   TO $125    TO $200    TO $250    TO $400    TO $500    TO $1    TO $2    TO $3      $3
NAME OF FUND           MILLION   MILLION   MILLION    MILLION    MILLION    MILLION    MILLION   BILLION  BILLION  BILLION  BILLION
------------           -------  --------  ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------
VT REIT Fund ........   0.800%   0.800%     0.800%     0.800%     0.800%     0.800%     0.800%    0.750%   0.750%   0.700%   0.650%
VT Equity Income
   Fund .............   0.625%   0.625%     0.625%     0.625%     0.625%     0.625%     0.625%    0.500%   0.500%   0.500%   0.500%
VT Growth &
   Income Fund ......   0.750%   0.750%     0.750%     0.750%     0.700%     0.700%     0.650%    0.575%   0.575%   0.575%   0.575%
VT West Coast
   Equity Fund ......   0.625%   0.625%     0.625%     0.625%     0.625%     0.625%     0.625%    0.500%   0.500%   0.500%   0.500%
VT Mid Cap Stock
   Fund .............   0.750%   0.750%     0.750%     0.750%     0.750%     0.750%     0.750%    0.750%   0.700%   0.650%   0.600%
VT Growth Fund ......   0.750%   0.750%     0.750%     0.750%     0.750%     0.750%     0.750%    0.700%   0.700%   0.650%   0.600%
VT Small Cap
   Value Fund .......   0.850%   0.850%     0.850%     0.850%     0.850%     0.850%     0.850%    0.750%   0.750%   0.750%   0.700%
VT Small Cap
   Growth Fund ......   0.850%   0.850%     0.850%     0.850%     0.850%     0.850%     0.850%    0.750%   0.750%   0.750%   0.700%
VT International
   Growth Fund ......   0.950%   0.850%     0.850%     0.750%     0.750%     0.750%     0.750%    0.750%   0.750%   0.750%   0.700%
VT Short Term
   Income Fund ......   0.500%   0.500%     0.500%     0.500%     0.450%     0.450%     0.450%    0.400%   0.400%   0.400%   0.400%
VT U.S. Government
   Securities Fund ..   0.500%   0.500%     0.500%     0.500%     0.500%     0.500%     0.500%    0.500%   0.500%   0.450%   0.450%
VT Income Fund ......   0.500%   0.500%     0.500%     0.500%     0.500%     0.500%     0.500%    0.500%   0.500%   0.450%   0.450%
VT Money Market
   Fund .............   0.450%   0.450%     0.450%     0.450%     0.450%     0.450%     0.450%    0.450%   0.400%   0.400%   0.400%

4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by the Advisor, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries a per annum retainer plus attendance fees for each meeting at which they are present. The Chairman, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

5.   DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Funds (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor"), a registered broker/dealer and a wholly owned subsidiary of Washington Mutual, may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan, or any agreements related to the plan.

6.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2006, are as follows:

                                           PURCHASES     SALES
NAME OF FUND                                 (000S)     (000S)
------------                               ---------   --------
VT REIT Fund ...........................    $  4,274   $  8,636
VT Equity Income Fund ..................     150,287    108,940
VT Growth & Income Fund ................      41,822     63,800
VTWest Coast Equity Fund ...............      23,210     12,915
VT Mid Cap Stock Fund ..................       9,431     17,951
VT Growth Fund .........................      99,638     64,367
VT Small Cap Value Fund ................       5,818     10,823
VT Small Cap Growth Fund ...............      16,758     17,674

WM VARIABLE TRUST

                                           PURCHASES     SALES
NAME OF FUND                                (000S)      (000S)
------------                               ---------   --------
VT International Growth Fund ...........    $ 45,069   $ 24,261
VT Short Term Income Fund ..............       2,447      3,193
VT U.S. Government Securities Fund .....          --      4,125
VT Income Fund .........................      12,023     14,067

The aggregate cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments, for the six months ended June 30, 2006, are as follows:

                                           PURCHASES     SALES
NAME OF FUND                                 (000S)     (000S)
------------                               ---------   --------
VT Short Term Income Fund ..............    $    --     $ 1,501
VT U.S. Government Securities Fund .....     28,875      18,138
VT Income Fund .........................      6,981       2,645

7.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2006, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II, which is a common collective trust that invests in high-grade short-term investments.

8.   PORTFOLIO OWNERSHIP AND OTHER FACTORS

At June 30, 2006, the WM Variable Trust Portfolios hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                        PORTFOLIOS
                                           -------------------------------------------------------------------
                                               VT           VT                       VT           VT
                                            FLEXIBLE   CONSERVATIVE     VT      CONSERVATIVE  STRATEGIC
                                             INCOME      BALANCED     BALANCED     GROWTH       GROWTH
NAME OF FUND                               PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO  TOTAL
------------                               ---------   ------------  ---------  ------------  ---------  -----
VT REIT Fund ...........................      3.9%         3.0%        41.0%        31.1%       15.6%    94.6%
VT Equity Income Fund ..................      2.8%         2.1%        26.8%        19.6%       10.5%    61.8%
VT Growth & Income Fund ................      4.8%         2.4%        34.7%        25.3%       13.6%    80.8%
VT West Coast Equity Fund ..............      1.7%         1.9%        27.1%        19.7%       11.3%    61.7%
VT Mid Cap Stock Fund ..................      5.3%         2.4%        32.8%        23.9%       14.6%    79.0%
VT Growth Fund .........................      4.9%         2.5%        38.1%        26.0%       15.6%    87.1%
VT Small Cap Value Fund ................      6.4%         2.7%        40.7%        32.2%       17.2%    99.2%
VT Small Cap Growth Fund ...............      4.4%         1.8%        28.2%        22.1%       12.0%    68.5%
VT International Growth Fund ...........       --          2.9%        41.4%        28.7%       16.4%    89.4%
VT Short Term Income Fund ..............     49.1%         8.6%        14.6%          --          --     72.3%
VT U.S. Government Securities Fund .....     23.3%         7.2%        46.2%        10.8%         --     87.5%
VT Income Fund .........................     25.0%         6.6%        37.4%         7.7%         --     76.7%

From time to time, one or more of the Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by the Advisor. These transactions will affect the Funds, since the Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities. At the same time, the Funds that receive additional cash will have to invest such cash. This may be particularly important when one or more Portfolios owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of some of the Funds, redemptions and reallocations by the Portfolios away from a Fund could cause the Fund's expenses to increase and may result in a Fund becoming too small to be economically viable. The Advisor is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and Funds. The Advisor will, at all times, monitor the impact on the Funds of transactions by the Portfolios.

WM VARIABLE TRUST

9.   UNREALIZED APPRECIATION/(DEPRECIATION)

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation on a tax basis are as follows:

                                                                         (IN THOUSANDS)
                                           --------------------------------------------------------------------------
                                                        VT        VT           VT         VT                    VT
                                              VT      EQUITY   GROWTH &   WEST COAST   MID CAP      VT      SMALL CAP
                                             REIT     INCOME    INCOME      EQUITY      STOCK     GROWTH      VALUE
                                             FUND      FUND      FUND        FUND        FUND      FUND        FUND
                                           -------   -------   --------   ----------   -------   --------   ---------
Gross tax unrealized appreciation ......   $18,656   $54,798   $57,751     $45,981     $31,530   $ 33,227    $ 6,121
Gross tax unrealized depreciation ......      (224)   (3,457)   (5,159)     (7,593)       (226)   (10,944)    (4,039)
                                           -------   -------   -------     -------     -------   --------    -------
Net unrealized appreciation ............   $18,432   $51,341   $52,592     $38,388     $31,304   $ 22,283    $ 2,082
                                           =======   =======   =======     =======     =======   ========    =======

                                               VT            VT            VT         VT U.S.                VT
                                           SMALL CAP   INTERNATIONAL   SHORT TERM   GOVERNMENT      VT      MONEY
                                             GROWTH        GROWTH        INCOME     SECURITIES    INCOME   MARKET
                                              FUND          FUND          FUND         FUND        FUND     FUND
                                           ---------   -------------   ----------   ----------   -------   ------
Gross tax unrealized appreciation ......    $ 8,752       $34,565       $    90      $    458    $ 5,282    $--
Gross tax unrealized depreciation ......     (2,545)       (3,038)       (1,042)      (11,103)    (6,199)    --
                                            -------       -------       -------      --------    -------    ---
Net unrealized appreciation/
   (depreciation) ......................    $ 6,207       $31,527       $  (952)     $(10,645)   $  (917)   $--
                                            =======       =======       =======      ========    =======    ===

10.  INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The VT REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The VT REIT Fund could be adversely impacted by economic trends within this industry.

The VT West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Oregon and Washington. The VT West Coast Equity Fund could be adversely impacted by economic trends within this region.

The VT International Growth Fund concentrates its investments in foreign securities in both developed and emerging market countries. Additional risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions. Investments in emerging markets are subject to additional risk as less developed countries are more likely to experience high levels of inflation, deflation, or currency devaluation, which could harm their economies and securities markets.

The WM High Yield Fund concentrates its investments in lower-rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments.

Certain Funds may invest a portion of their assets in foreign securities of developing or emerging market countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

11.  SUBSEQUENT ENENTS

On July 25, 2006, Washington Mutual, the parent of the Advisor, the Distributor, and WM Shareholder Services, Inc. (the"Transfer Agent"), announced that it had entered into an agreement with Principal Financial Group to sell the Advisor, Distributor, and Transfer Agent to Principal Management Corporation, subject to, among other things, approval by the Trustees and shareholders of the Funds of the mergers of various Funds into funds advised by Principal Management Corporation. The Trustees of the Funds are currently considering proposals relating to such mergers. If approved by the Trustees, each such merger would be subject to approval by the shareholders of the relevant Funds, which would be sought through a proxy statement.

Supplemental Information (unaudited)

WM VARIABLE TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Each year, the Board of Trustees of the Trust (the "Board"), including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), is required to determine whether to continue the Trust's advisory agreements (each an "Agreement" and together the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the Trust's advisory Agreements. In May 2006, the Board and the Independent Trustees approved the continuation of the Trust's Agreements with the Advisor and with Salomon Brothers Asset Management, Inc, Janus Capital Management LLC, OppenheimerFunds, Inc., Delaware Management Company, Oberweis Asset Management, Inc., and Capital Guardian Trust Company (each a "Sub-Advisor" and collectively the "Sub-Advisors"), in each case following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendations of the Independent Trustees as a whole. The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees are discussed below.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the Trust and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreements with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend continuation of the Agreements, and the Board and the Independent Trustees, in approving such continuation, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their deliberations were made separately in respect of each Fund. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee. The Board, the Independent Trustees and the Committee considered the fact that each of the Funds is managed in a style substantially identical to that of a corresponding series of WM Trust I or WM Trust II (each, a "Retail Fund"), and reviewed the Funds simultaneously with their review of the corresponding Retail Funds.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor and its affiliates, including reports on: each Fund's investment results; portfolio construction; portfolio composition; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor and its affiliates to the Funds. In addition, in connection with its annual consideration of the Agreements, the Board requests and reviews supplementary information regarding the terms of the Agreements, performance and expense information for other investment companies derived from data compiled by Lipper Inc., a third-party data provider ("Lipper"), data on pre- and post-marketing profit margins for investment advisory subsidiaries of publicly-traded companies prepared by Lipper, as well as additional information prepared by the Advisor, including financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring practices, and information about the personnel providing investment management to the Funds. The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Funds. The Board also requested and reviewed information relating to other services provided to the Funds by the Advisor and its affiliates under other agreements, information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Funds, such as the administrative services contract with the Advisor described below. The Board and the Committee also received and reviewed comparative performance information regarding the Retail Funds at each of the quarterly Board and Committee meetings.

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the continuation of the Agreements, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor, its affiliates and the Sub-Advisors. For each Fund, the Advisor or the relevant Sub-Advisor, as applicable, formulates the Fund's investment policies (subject to the terms of the prospectus), analyzes economic trends and capital market developments, evaluates the risk/return characteristics of the Fund, constructs the Fund's portfolio, monitors the Fund's investment performance, and reports to the Board and the Committee. The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor and the Sub-Advisors in managing the Funds. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor and the Sub-Advisors as well as other resources available to the Advisor and the Sub-Advisors, including research services available to the Advisor and the Sub-Advisors as a result of securities transactions effected for the Funds. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and the Sub-Advisors and concluded that

WM VARIABLE TRUST

they would be sufficient to meet any reasonably foreseeable obligations under the Agreements. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreements was comparable to that typically found in mutual fund investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreements with the WM Group of Funds to be in the best interests of shareholders.

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the Sub-Advisors and the quality of their resources that are available to the Funds. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor, its affiliates and the Sub-Advisors, and the size and functions of their staffs as well as the reputation of the Advisor and the Sub-Advisors. The Board, the Independent Trustees and the Committee considered the complexity of managing the Funds relative to other types of funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Funds by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor and the Sub-Advisors have benefited and should continue to benefit the Funds and their shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophies, processes, and research capabilities of the Advisor and the Sub-Advisors were well suited to the Funds, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Funds by the Advisor, its affiliates and the Sub-Advisors was consistent with the Funds' operational requirements, including, in addition to their investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services. In evaluating the scope and quality of the services provided by the Advisor to the Funds, the Board, the Independent Trustees and the Committee members also drew on their experiences as directors or trustees of the Retail Funds and, for certain Trustees, other funds. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor, its affiliates and the Sub-Advisors were sufficient, in light of the resources dedicated by the Advisor and the Sub-Advisors and their integrity, personnel, systems and financial resources, to merit approval of the continuation of the Agreements.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor and the Sub-Advisors, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Funds' portfolio managers. The Board, the Independent Trustees and the Committee considered the Funds' record of compliance with investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Funds' historical performance to relevant market indices for the 1-, 3- and 5-year (or since inception) periods ended March 31, 2006, and to average performance information for peer groups prepared by Lipper based on the performance of other investment companies with similar investment objectives over the 1-, 3-, 5- and 10-year periods (to the extent applicable) ended December 31, 2005. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Board, the Independent Trustees and the Committee concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Agreements. Those factors varied from Fund to Fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Advisor had taken or was taking steps designed to improve the Fund's investment performance. After reviewing those and related factors, the Board, the Independent Trustees and the Committee concluded that the Advisor's and the Sub-Advisors' performance record and investment processes used in managing the Funds were sufficient, in light of other considerations, to warrant the continuation of the Agreements.

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, service and distribution fees paid to the Advisor, its affiliates and the Sub-Advisors, and the total expenses borne by the Funds. They discussed trends in total expense ratios for the Funds. The Board, the Independent Trustees and the Committee reviewed the distribution (12b-1) fees paid to the Distributor. They considered the Funds' management fees relative to those of their respective peer groups as determined by Lipper. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreements bore a reasonable relationship to the scope and quality of the services provided.

WM VARIABLE TRUST

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of their relationships with the Funds. The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Funds (and in connection therewith reviewed information regarding the structure of compensation of the Advisor's investment professionals), and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Funds and their shareholders. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor receives as a result of its relationship with the Funds, including compensation paid to the Advisor and its affiliates, including transfer agency fees to the Transfer Agent and 12b-1 fees to the Distributor as well as research provided to the Advisor in connection with portfolio transactions effected on behalf of the Funds (soft dollar arrangements), and reputational benefits. The Trustees considered the fact that the structure of breakpoints for the Advisor's fees and the fees of the Sub-Advisors for Funds with multiple Sub-Advisors was such that, assuming relatively equal allocation of Fund assets among all Sub-Advisors, the Advisor's fee would be reduced by breakpoints at lower asset levels than those at which the Advisor might benefit from breakpoints in the fees of the Sub-Advisors. The Trustees did not evaluate the profitability to the Sub-Advisors of their relationships with the Fund because the structure of the Agreements is such that the fees payable to the Advisor are reduced by any fees payable to the Sub-Advisors and they concluded that negotiations between the Advisor and the Sub-Advisors had been entirely at arm's-length.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor may realize economies of scale in managing and supporting the Funds and the current level of Fund assets in relation to the breakpoints in the Funds' advisory fees. The Board, the Independent Trustees and the Committee considered the extent to which economies of scale might be realized by the Advisor across a variety of products and services.

The Board, the Independent Trustees and the Committee concluded that the Funds' cost structure was reasonable given the scope and quality of the services provided to the Funds and that the Advisor was sharing any economies of scale with the Funds and their shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee also considered possible conflicts of interest associated with the provision of investment advisory services by the Advisor to other clients. The Trustees considered the procedures of the Advisor designed to fulfill its fiduciary duties to its advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor in these matters.

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreements, including the fees payable to the Advisor and the Sub-Advisors, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services provided to the Funds and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreements was in the best interests of the Funds and their shareholders. The Board and the Independent Trustees unanimously approved the continuation of the Agreements.

OTHER FUND INFORMATION

SCHEDULES OF INVESTMENTS:

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Trust's Statement of Additional Information which is available, without charge and upon request, by calling 800-222-5852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

(WM VARIABLE TRUST LOGO)

A variable insurance product's unit value and investment returns will vary with market conditions, and an investor's units when redeemed may be worth more or less than their original cost.

This semiannual report is published as general information for the shareholders of the WM Variable Trust. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the contract. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please call 800-222-5852.

The WM Variable Trust Funds are advised by WM Advisors, Inc. (WMAI). They are available through variable insurance products distributed by WM Funds Distributor, Inc. (WMFD) and sold through WM Financial Services, Inc. (WMFS) and independent broker/ dealers. WMAI, WMFD, and WMFS are affiliates of Washington Mutual, Inc.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

(WM VARIABLE TRUST LOGO)

WM Funds Distributor, Inc.
1100 Investment Blvd., Suite 200
El Dorado Hills, CA 95762

                                                                 VTSAR (8/29/06)

(WM VARIABLE TRUST LOGO)

                  WM VT STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                               Semiannual Report

                                   (GRAPHIC)

                                         The sophistication of a managed account
June 30, 2006                            with the simplicity of a mutual fund.

WM VT Strategic Asset Management Portfolios

AT THE WM GROUP OF FUNDS, OUR PASSION IS PIECING INDIVIDUAL INVESTMENTS TOGETHER INTO COMPREHENSIVE PORTFOLIOS TO MAKE YOUR FINANCIAL PLAN MORE EFFECTIVE.

                                   (GRAPHIC)

Table of Contents

1    Letter from the President
     WM VT SAM Portfolio Performance and Composition:
2    VT Flexible Income Portfolio
3    VT Conservative Balanced Portfolio
4    VT Balanced Portfolio
5    VT Conservative Growth Portfolio
6    VT Strategic Growth Portfolio
7    Glossary
8    Expense Information
10   Financial Statements
25   Notes to Financial Statements
30   Supplemental Information

The WM Variable Trust (VT) Funds may not be purchased directly, but are currently available through the WM Strategic Asset Manager and the WM Advantage variable annuities issued by American General Life. They are also available through the WM Diversified Strategies and WM Diversified Strategies(III) variable annuities issued by AIG SunAmerica Life Assurance Company, the WM Diversified Strategies(III) (New York) variable annuity issued by First SunAmerica Life Insurance Company, and the WM LifeAccumulator variable universal life insurance policy issued by Farmers New World Life Insurance Company. They may also be available through other select variable insurance products and retirement plans. The VT SAM Portfolios may not have been available for sale for all products for the time periods shown on pages 2-6.

Withdrawals made prior to age 59 1/2 may be subject to a 10% IRS tax penalty.

                                     NOT FDIC OR NCUA/NCUSIF INSURED
                        MAY LOSE VALUE - NOT A DEPOSIT - NO BANK OR CREDIT UNION GUARANTEE - NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

(PHOTO)

Dear Investor,

U.S. stocks advanced strongly in early 2006, but since April stocks and bonds have fluctuated with changes in the outlook for economic growth, inflation, and interest rates. Real growth surged 5.6% in the first quarter of 2006 before easing to an estimated 2.5% gain in the second quarter. The housing market also appears to be in the early stages of a slowdown. Refinancing-fueled consumer spending has driven economic growth in recent years, so the wavering pace of the pullback in housing has clouded forecasts for future growth.

This period also saw signs of accelerating inflation, which led the Federal Reserve (the Fed) to continue raising short-term interest rates. Although the Fed hopes to contain inflationary pressures, some market participants fear that the Fed may go too far, while others worry that it could pause too soon. This uncertainty eroded first quarter gains in the equity markets and kept bond markets generally negative year-to-date. For the six months ended June 30, 2006, the S&P 500 rose 2.71%, while the Lehman Brothers Aggregate Bond Index fell 0.72%.(1)

REACHING COMPANY MILESTONES

The winter and summer months of this year marked two important milestones for the WM Group of Funds. In January, our assets under management exceeded $20 billion for the first time in the company's history. This growth was primarily due to the success of our retail WM SAM Portfolios, as well as the WM VT SAM Portfolios. In July, the retail Portfolios celebrated their own accomplishment--their 10-year anniversary.(2) Few asset allocation funds today can claim a decade-long track record. We are enormously proud that hundreds of thousands of investors have chosen to pursue their financial goals through our disciplined active asset allocation process.

SHAPING OUR BOARD COMPOSITION

From my perspective, you can certainly be proud of your Board of Trustees and the stewardship role they perform for your benefit. Just prior to this 2006 fiscal year, Michael (Mike) Murphy, a Director of Washington Mutual, Inc., retired from the WM Group of Funds Board of Trustees after 11 years of diligent service. Concurrently, the Board elected independent Trustee Richard (Dick) Yancey to the position of chairman. Dick has been a tireless advocate of shareholder interests in the more than three decades that he has served on our Board. Both he and Mike have my gratitude for their many years of wise counsel.(3)

Our Board is now composed of nine members, more than 75% of whom are not affiliated with Washington Mutual. I believe this structure, which emphasizes independence, supports strong fund oversight and governance.

THE ROAD AHEAD

In the months to come, our company will undergo an exciting transformation. On July 25, 2006, Washington Mutual, Inc. announced that it had signed a definitive agreement to sell WM Advisors to the Principal Financial Group, one of the nation's leading 401(k) providers. We are thrilled at the opportunity to join an organization whose primary businesses are asset management and retirement services--and one which is so closely aligned with our own culture and commitment to advisors and investors. Over the next few months, we'll keep you updated on our progress.

Underlying all of our efforts is the expectation that we can ultimately create value for investors. On behalf of everyone at the WM Group of Funds, thank you for your support and confidence.

Sincerely,


/s/ William G. Papesh
------------------------------------
William G. Papesh
President

(1) The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

(2) The retail WM SAM Portfolios were launched in 1996. The WM VT SAM Portfolios were launched in 1997 and 1998, and they are available only through variable insurance products and certain retirement plans.

(3) Lengths of service include board membership with Composite Funds, a predecessor to the WM Group of Funds.

                                                           PORTFOLIO MANAGER
                                                           Asset Allocation Team
(GRAPHIC) VT Flexible Income Portfolio                     WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                          6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                                          ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                               0.54%      2.51%    5.48%        6.65%             9/9/97
CLASS 2 SHARES                               0.43%      2.19%      --         5.31%            11/6/01
Lehman Brothers Aggregate Bond Index(3)     -0.72%     -0.81%    4.97%        5.90%
S&P 500(3)                                   2.71%      8.63%    2.49%        5.61%
Capital Market Benchmark(3)                 -0.03%      1.06%    4.67%        6.08%

PORTFOLIO COMPOSITION(4)

                                    As of      As of
Asset Class                        6/30/06   12/31/05   Change
-----------                        -------   --------   ------
Mortgage- & Asset-Backed Bonds       35%        36%       -1%
Investment-Grade Corporate Bonds     20%        20%        0%
High-Yield Corporate Bonds            9%         8%       +1%
U.S. Government Securities            7%         6%       +1%
U.S. Large-Cap Growth Stocks          7%         7%        0%
U.S. Large-Cap Value Stocks           6%         7%       -1%
U.S. Mid-Cap Growth Stocks            4%         3%       +1%
U.S. Mid-Cap Value Stocks             2%         2%        0%
Convertible Securities                2%         2%        0%
REITs                                 2%         2%        0%
U.S. Small-Cap Growth Stocks          1%         2%       -1%
U.S. Small-Cap Value Stocks           1%         1%        0%
Non-U.S. Developed Market Stocks      1%         1%        0%
Cash Equivalents                      3%         3%        0%

Note: Pages 34 and 35 provide information about those WM Funds in which the VT Flexible Income and VT Conservative Balanced Portfolios invest a significant portion of their assets. For additional information about these and other WM Funds, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios' applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Flexible Income Portfolio's performance between 1997 and 1999 and the VT Conservative Balanced Portfolio's performance between 1998 and 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolios' expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.                  VT Conservative Balanced Portfolio* (GRAPHIC)

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Equity investments involve greater risk, including heightened volatility, than fixed-income investments.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

* As of 8/1/00, the VT Income Portfolio became the VT Conservative Balanced Portfolio, and the Portfolio's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                          6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                                          ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                               1.06%      4.43%    5.53%        5.03%            4/23/98
CLASS 2 SHARES                               0.94%      4.25%      --         5.99%            11/6/01
Lehman Brothers Aggregate Bond Index(3)     -0.72%     -0.81%    4.97%        5.57%
S&P 500(3)                                   2.71%      8.63%    2.49%        3.24%
Capital Market Benchmark(3)                  0.66%      2.94%    4.27%        4.99%

PORTFOLIO COMPOSITION(4)

                                    As of      As of
Asset Class                        6/30/06   12/31/05   Change
-----------                        -------   --------   ------
Mortgage- & Asset-Backed Bonds       28%        28%        0%
Investment-Grade Corporate Bonds     13%        13%        0%
High-Yield Corporate Bonds            7%         6%       +1%
U.S. Government Securities            5%         5%        0%
U.S. Large-Cap Growth Stocks         11%        11%        0%
U.S. Large-Cap Value Stocks          10%        11%       -1%
U.S. Mid-Cap Growth Stocks            6%         5%       +1%
Non-U.S. Developed Market Stocks      5%         5%        0%
REITs                                 3%         3%        0%
U.S. Mid-Cap Value Stocks             3%         3%        0%
U.S. Small-Cap Growth Stocks          2%         2%        0%
Emerging Market Stocks                2%         1%       +1%
Convertible Securities                1%         2%       -1%
U.S. Small-Cap Value Stocks           1%         2%       -1%
Cash Equivalents                      3%         3%        0%

(3) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 8/31/97 (for benchmarks of the VT Flexible Income Portfolio) or 4/30/98 (for benchmarks of the VT Conservative Balanced Portfolio). Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

                                                           PORTFOLIO MANAGER
                                                           Asset Allocation Team
(GRAPHIC) VT Balanced Portfolio                            WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                          6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                                          ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                               1.44%      6.47%    5.44%         8.46%            6/3/97
CLASS 2 SHARES                               1.35%      6.20%      --          6.65%           11/6/01
S&P 500(3)                                   2.71%      8.63%    2.49%         6.19%
Lehman Brothers Aggregate Bond Index(3)     -0.72%     -0.81%    4.97%         6.09%
Capital Market Benchmark(3)                  1.35%      4.83%    3.78%         6.50%

PORTFOLIO COMPOSITION(4)

                                    As of      As of
Asset Class                        6/30/06   12/31/05   Change
-----------                        -------   --------   ------
U.S. Large-Cap Growth Stocks         17%        16%       +1%
U.S. Large-Cap Value Stocks          15%        16%       -1%
U.S. Mid-Cap Growth Stocks            9%         8%       +1%
Non-U.S. Developed Market Stocks      8%         7%       +1%
U.S. Mid-Cap Value Stocks             4%         5%       -1%
REITs                                 4%         4%        0%
U.S. Small-Cap Growth Stocks          3%         3%        0%
U.S. Small-Cap Value Stocks           2%         2%        0%
Convertible Securities                1%         1%        0%
Emerging Market Stocks                2%         1%       +1%
Mortgage- & Asset-Backed Bonds       18%        18%        0%
Investment-Grade Corporate Bonds      6%         7%       -1%
High-Yield Corporate Bonds            5%         5%        0%
U.S. Government Securities            3%         3%        0%
Cash Equivalents                      3%         4%       -1%

Note: For information about the underlying WM Funds of the VT SAM Portfolios, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios' applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolios' performance between 1997 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolios' expenses.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.                     VT Conservative Growth Portfolio (GRAPHIC)

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Equity investments involve greater risk, including heightened volatility, than fixed-income investments.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                          6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                                          ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                               1.78%      8.14%    4.78%        8.98%            6/3/97
CLASS 2 SHARES                               1.70%      7.91%      --         6.97%            11/6/01
S&P 500(3)                                   2.71%      8.63%    2.49%        6.19%
Lehman Brothers Aggregate Bond Index(3)     -0.72%     -0.81%    4.97%        6.09%
Capital Market Benchmark(3)                  2.03%      6.73%    3.18%        6.40%

PORTFOLIO COMPOSITION(4)

                                    As of      As of
Asset Class                        6/30/06   12/31/05   Change
-----------                        -------   --------   ------
U.S. Large-Cap Growth Stocks         22%        20%       +2%
U.S. Large-Cap Value Stocks          19%        21%       -2%
U.S. Mid-Cap Growth Stocks           12%        10%       +2%
Non-U.S. Developed Market Stocks     10%        10%        0%
U.S. Mid-Cap Value Stocks             6%         7%       -1%
REITs                                 5%         5%        0%
U.S. Small-Cap Growth Stocks          4%         4%        0%
U.S. Small-Cap Value Stocks           3%         3%        0%
Emerging Market Stocks                3%         2%       +1%
Convertible Securities                0%         1%       -1%
Mortgage- & Asset-Backed Bonds        7%         7%        0%
High-Yield Corporate Bonds            3%         3%        0%
Investment-Grade Corporate Bonds      2%         2%        0%
U.S. Government Securities            1%         1%        0%
Cash Equivalents                      3%         4%       -1%

(3) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 5/31/97. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

                                                           PORTFOLIO MANAGER
                                                           Asset Allocation Team
(GRAPHIC) VT Strategic Growth Portfolio                    WM Advisors, Inc.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852.

Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan.

If these fees were reflected, performance would be lower.

Equity investments involve greater risk, including heightened volatility, than fixed-income investments.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                           6-Month(2)   1-Year   5-Year   Since Inception   Inception Date
                           ----------   ------   ------   ---------------   --------------
CLASS 1 SHARES                2.04%      9.36%    3.98%        9.95%            6/3/97
CLASS 2 SHARES                1.92%      9.09%      --         7.10%            11/6/01
S&P 500(3)                    2.71%      8.63%    2.49%        6.19%
Russell 3000(R) Index(3)      3.23%      9.56%    3.53%        6.73%

PORTFOLIO COMPOSITION(4)

                                    As of      As of
Asset Class                        6/30/06   12/31/05   Change
-----------                        -------   --------   ------
U.S. Large-Cap Growth Stocks         25%        23%       +2%
U.S. Large-Cap Value Stocks          21%        23%       -2%
U.S. Mid-Cap Growth Stocks           14%        11%       +3%
Non-U.S. Developed Market Stocks     12%        12%        0%
U.S. Mid-Cap Value Stocks             6%         8%       -2%
REITs                                 5%         5%        0%
U.S. Small-Cap Growth Stocks          4%         5%       -1%
U.S. Small-Cap Value Stocks           3%         3%        0%
Emerging Market Stocks                3%         2%       +1%
Convertible Securities                1%         1%        0%
High-Yield Corporate Bonds            3%         3%        0%
Cash Equivalents                      3%         4%       -1%

Note: For information about the underlying WM Funds of the VT SAM Portfolios, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolio's applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio's performance between 1997 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

(2)  Periods of less than one year are not annualized.

(3) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 5/31/97. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

                                                              Glossary (GRAPHIC)

Definitions of Indices

CAPITAL MARKET BENCHMARK:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: VT Flexible Income Portfolio: 20% S&P 500 and 80% Lehman Brothers Aggregate Bond Index; VT Conservative Balanced
Portfolio: 40% S&P 500 and 60% Lehman Brothers Aggregate Bond Index; VT Balanced
Portfolio: 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index; and VT Conservative Growth Portfolio: 80% S&P 500 and 20% Lehman Brothers Aggregate Bond Index.

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

CITIGROUP MORTGAGE INDEX:

Represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

LEHMAN BROTHERS AGGREGATE BOND INDEX:

A broad-based index intended to represent the U.S. fixed-income market.

RUSSELL 3000(R) INDEX:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

Expense Information

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

As a shareholder of the VT Flexible Income Portfolio, VT Conservative Balanced Portfolio, VT Balanced Portfolio, VT Conservative Growth Portfolio or VT Strategic Growth Portfolio (collectively, the "Portfolios"), you incur ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses of Class 1 shares of various funds in the WM Group of Funds and Class I shares of the WM High Yield Fund (collectively, the "Underlying Funds") (see Notes to Financial Statements - note 1). An example including expenses of the Underlying Funds appears on the following page. Also note expenses shown below and on the following page do not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006, to June 30, 2006.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses (rather than each Portfolio's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as separate account expenses. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                    HYPOTHETICAL
                                              ACTUAL EXPENSES               (5% RETURN BEFORE EXPENSES)
                                     ---------------------------------   ---------------------------------
                                                             EXPENSES                            EXPENSES
                                     BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING
                                      ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                                       VALUE      VALUE      1/1/06 -      VALUE      VALUE      1/1/06 -    EXPENSE
                                       1/1/06    6/30/06     6/30/06       1/1/06    6/30/06     6/30/06      RATIO
                                     ---------   -------   -----------   ---------   -------   -----------   -------
VT Flexible Income Portfolio
Class 1 ..........................     $1,000     $1,005      $1.49        $1,000     $1,023      $1.51       0.30%
Class 2 ..........................      1,000      1,004       2.73         1,000      1,022       2.76       0.55%
VT Conservative Balanced Portfolio
Class 1 ..........................     $1,000     $1,011      $1.74        $1,000     $1,023      $1.76       0.35%
Class 2 ..........................      1,000      1,009       2.99         1,000      1,022       3.01       0.60%
VT Balanced Portfolio
Class 1 ..........................     $1,000     $1,014      $1.40        $1,000     $1,023      $1.40       0.28%
Class 2 ..........................      1,000      1,013       2.65         1,000      1,022       2.66       0.53%
VT Conservative Growth Portfolio
Class 1 ..........................     $1,000     $1,018      $1.45        $1,000     $1,023      $1.45       0.29%
Class 2 ..........................      1,000      1,017       2.70         1,000      1,022       2.71       0.54%
VT Strategic Growth Portfolio
Class 1 ..........................     $1,000     $1,020      $1.50        $1,000     $1,023      $1.51       0.30%
Class 2 ..........................      1,000      1,019       2.75         1,000      1,022       2.76       0.55%

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The following table sets forth the estimated ongoing aggregate expenses of the Portfolios, including expenses of the Underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each Underlying Fund's Class 1 shares or Class I shares. These estimates assume a constant allocation by each Portfolio of its assets among the Underlying Funds identical to the actual allocation of the Portfolio at June 30, 2006. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, the expenses of the Underlying Funds and/or the Portfolio's own expenses.

                                                                                    HYPOTHETICAL
                                              ACTUAL EXPENSES               (5% RETURN BEFORE EXPENSES)
                                     ---------------------------------   ---------------------------------
                                                            ESTIMATED                           ESTIMATED
                                                            AGGREGATE                           AGGREGATE
                                                             EXPENSES                            EXPENSES
                                     BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING   ESTIMATED
                                      ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*     AGGREGATE
                                       VALUE      VALUE      1/1/06 -      VALUE      VALUE      1/1/06 -     EXPENSE
                                       1/1/06    6/30/06     6/30/06       1/1/06    6/30/06     6/30/06       RATIO
                                     ---------   -------   -----------   ---------   -------   -----------   ---------
VT Flexible Income Portfolio
Class 1 ..........................     $1,000     $1,005      $4.48        $1,000     $1,020      $4.51        0.90%
Class 2 ..........................      1,000      1,004       5.72         1,000      1,019       5.76        1.15%
VT Conservative Balanced Portfolio
Class 1 ..........................     $1,000     $1,011      $4.89        $1,000     $1,020      $4.91        0.98%
Class 2 ..........................      1,000      1,009       6.13         1,000      1,019       6.16        1.23%
VT Balanced Portfolio
Class 1 ..........................     $1,000     $1,014      $4.84        $1,000     $1,020      $4.86        0.97%
Class 2 ..........................      1,000      1,013       6.09         1,000      1,019       6.11        1.22%
VT Conservative Growth Portfolio
Class 1 ..........................     $1,000     $1,018      $5.25        $1,000     $1,020      $5.26        1.05%
Class 2 ..........................      1,000      1,017       6.50         1,000      1,018       6.51        1.30%
VT Strategic Growth Portfolio
Class 1 ..........................     $1,000     $1,020      $5.51        $1,000     $1,019      $5.51        1.10%
Class 2 ..........................      1,000      1,019       6.76         1,000      1,018       6.76        1.35%

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

Financial Statements:
Portfolios of Investments

VT FLEXIBLE INCOME PORTFOLIO
June 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                             --------
INVESTMENT COMPANY SECURITIES -- 99.6%
   EQUITY FUNDS -- 24.4%
   525,811   WM VT Equity Income Fund ..............................   $  9,112
   642,256   WM VT Growth & Income Fund ............................     11,760
 1,048,878   WM VT Growth Fund .....................................     14,034
   356,802   WM VT Mid Cap Stock Fund ..............................      5,727
   120,044   WM VT REIT Fund .......................................      2,068
   212,023   WM VT Small Cap Growth Fund+ ..........................      2,086
   198,745   WM VT Small Cap Value Fund ............................      2,244
   117,845   WM VT West Coast Equity Fund ..........................      2,621
                                                                       --------
             Total Equity Funds
                (Cost $36,990) .....................................     49,652
                                                                       --------
   FIXED-INCOME FUNDS -- 75.2%
 1,560,202   WM High Yield Fund ....................................     13,246
 5,081,055   WM VT Income Fund .....................................     50,963
10,055,248   WM VT Short Term Income Fund ..........................     24,535
 6,449,603   WM VT U.S. Government Securities Fund .................     64,109
                                                                       --------
             Total Fixed-Income Funds
                (Cost $155,238) ....................................    152,853
                                                                       --------
             Total Investment Company Securities
                (Cost $192,228) ....................................    202,505
                                                                       --------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.5%
   (Cost $942)
$      942   Agreement with Morgan Stanley,
                4.700% dated 06/30/2006, to be repurchased at
                $942,000 on 07/03/2006 (collateralized by U.S.
                Treasury Note, 3.875% due 01/15/2009, market
                value $973,000) ....................................        942
                                                                       --------
TOTAL INVESTMENTS (Cost $193,170*) .........................   100.1%   203,447
OTHER ASSETS (LIABILITIES) (NET) ...........................    (0.1)      (225)
                                                               -----   --------
NET ASSETS .................................................   100.0%  $203,222
                                                               =====   ========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.

VT CONSERVATIVE BALANCED PORTFOLIO
June 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                             --------
INVESTMENT COMPANY SECURITIES -- 99.2%
   EQUITY FUNDS -- 43.5%
   392,645   WM VT Equity Income Fund ..............................   $  6,805
   321,337   WM VT Growth & Income Fund ............................      5,884
   537,622   WM VT Growth Fund .....................................      7,193
   256,015   WM VT International Growth Fund .......................      3,912
   162,463   WM VT Mid Cap Stock Fund ..............................      2,607
    92,595   WM VT REIT Fund .......................................      1,595
    84,030   WM VT Small Cap Growth Fund+ ..........................        827
    82,061   WM VT Small Cap Value Fund ............................        926
   132,807   WM VT West Coast Equity Fund ..........................      2,954
                                                                       --------
             Total Equity Funds
                (Cost $26,638) .....................................     32,703
                                                                       --------
   FIXED-INCOME FUNDS -- 55.7%
   511,193   WM High Yield Fund ....................................      4,340
 1,342,729   WM VT Income Fund .....................................     13,468
 1,753,213   WM VT Short Term Income Fund ..........................      4,278
 1,982,649   WM VT U.S. Government Securities Fund .................     19,707
                                                                       --------
             Total Fixed-Income Funds
                (Cost $43,107) .....................................     41,793
                                                                       --------
             Total Investment Company Securities
                (Cost $69,745) .....................................     74,496
                                                                       --------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.6%
   (Cost $465)
$      465   Agreement with Morgan Stanley,
                4.700% dated 06/30/2006, to be repurchased at
                $465,000 on 07/03/2006 (collateralized by U.S.
                Treasury Note, 3.875% due 01/15/2009, market
                value $480,000) ....................................        465
                                                                       --------
TOTAL INVESTMENTS (Cost $70,210*) ..........................    99.8%    74,961
OTHER ASSETS (LIABILITIES) (NET) ...........................     0.2        127
                                                               -----   --------
NET ASSETS .................................................   100.0%  $ 75,088
                                                               =====   ========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.


10                     See Notes to Financial Statements.

Portfolios of Investments

VT BALANCED PORTFOLIO
June 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                             --------
INVESTMENT COMPANY SECURITIES -- 99.5%
   EQUITY FUNDS -- 65.3%
 5,023,772   WM VT Equity Income Fund ..............................   $ 87,062
 4,646,676   WM VT Growth & Income Fund ............................     85,081
 8,244,571   WM VT Growth Fund .....................................    110,312
 3,717,006   WM VT International Growth Fund .......................     56,796
 2,225,349   WM VT Mid Cap Stock Fund ..............................     35,717
 1,259,407   WM VT REIT Fund .......................................     21,699
 1,343,417   WM VT Small Cap Growth Fund+ ..........................     13,219
 1,256,077   WM VT Small Cap Value Fund ............................     14,181
 1,905,962   WM VT West Coast Equity Fund ..........................     42,389
                                                                       --------
             Total Equity Funds
                (Cost $380,640) ....................................    466,456
                                                                       --------
   FIXED-INCOME FUNDS -- 34.2%
 3,908,671   WM High Yield Fund ....................................     33,184
 7,604,753   WM VT Income Fund .....................................     76,276
 2,990,988   WM VT Short Term Income Fund ..........................      7,298
12,797,596   WM VT U.S. Government Securities Fund .................    127,208
                                                                       --------
             Total Fixed-Income Funds
                (Cost $242,700) ....................................    243,966
                                                                       --------
             Total Investment Company Securities
                (Cost $623,340) ....................................    710,422
                                                                       --------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.4%
   (Cost $2,915)
$    2,915   Agreement with Morgan Stanley,
                4.700% dated 06/30/2006, to be repurchased at
                $2,916,000 on 07/03/2006 (collateralized by U.S.
                Treasury Note, 3.875% due 01/15/2009, market
                value $3,011,000) ..................................      2,915
                                                                       --------
TOTAL INVESTMENTS (Cost $626,255*) .........................    99.9%   713,337
OTHER ASSETS (LIABILITIES) (NET) ...........................     0.1        808
                                                               -----   --------
NET ASSETS                                                     100.0%  $714,145
                                                               =====   ========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.

VT CONSERVATIVE GROWTH PORTFOLIO
June 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                             --------
INVESTMENT COMPANY SECURITIES -- 99.8%
   EQUITY FUNDS -- 85.6%
 3,686,432   WM VT Equity Income Fund ..............................   $ 63,886
 3,389,897   WM VT Growth & Income Fund ............................     62,069
 5,610,840   WM VT Growth Fund .....................................     75,073
 2,575,729   WM VT International Growth Fund .......................     39,357
 1,619,641   WM VT Mid Cap Stock Fund ..............................     25,995
   955,399   WM VT REIT Fund .......................................     16,462
 1,054,894   WM VT Small Cap Growth Fund+ . . . . ..................     10,380
   991,975   WM VT Small Cap Value Fund ............................     11,199
 1,389,499   WM VT West Coast Equity Fund ..........................     30,903
                                                                       --------
             Total Equity Funds
                (Cost $282,531) ....................................    335,324
                                                                       --------
   FIXED-INCOME FUNDS -- 14.2%
 1,204,557   WM High Yield Fund ....................................     10,227
 1,570,119   WM VT Income Fund .....................................     15,748
 2,981,032   WM VT U.S. Government Securities Fund .................     29,631
                                                                       --------
             Total Fixed-Income Funds
                (Cost $54,176) .....................................     55,606
                                                                       --------
             Total Investment Company Securities
                (Cost $336,707) ....................................    390,930
                                                                       --------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.2%
   (Cost $657)
$      657   Agreement with Morgan Stanley,
                4.700% dated 06/30/2006, to be repurchased at
                $657,000 on 07/03/2006 (collateralized by U.S.
                Treasury Note, 3.875% due 01/15/2009, market
                value $679,000) ....................................        657
                                                                       --------
TOTAL INVESTMENTS (Cost $337,364*) .........................   100.0%   391,587
OTHER ASSETS (LIABILITIES) (NET) ...........................     0.0         62
                                                               -----   --------
NET ASSETS .................................................   100.0%  $391,649
                                                               =====   ========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.


                       See Notes to Financial Statements.                     11

Portfolio of Investments

VT STRATEGIC GROWTH PORTFOLIO
June 30, 2006 (unaudited)

                                                                         VALUE
  SHARES                                                                (000S)
----------                                                             --------
INVESTMENT COMPANY SECURITIES -- 99.5%
   EQUITY FUNDS -- 95.3%
 1,980,739   WM VT Equity Income Fund ..............................   $ 34,326
 1,825,763   WM VT Growth & Income Fund ............................     33,430
 3,374,046   WM VT Growth Fund .....................................     45,145
 1,475,762   WM VT International Growth Fund .......................     22,550
   993,836   WM VT Mid Cap Stock Fund ..............................     15,951
   478,912   WM VT REIT Fund .......................................      8,252
   572,386   WM VT Small Cap Growth Fund+ ..........................      5,632
   531,022   WM VT Small Cap Value Fund ............................      5,995
   797,457   WM VT West Coast Equity Fund ..........................     17,735
                                                                       --------
             Total Equity Funds
                (Cost $163,442) ....................................    189,016
                                                                       --------
   FIXED-INCOME FUND -- 4.2%
      (Cost $7,644)
   968,714   WM High Yield Fund ....................................      8,224
                                                                       --------
             Total Investment Company Securities
                (Cost $171,086) ....................................    197,240
                                                                       --------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT -- 0.2%
   (Cost $423)
$      423   Agreement with Morgan Stanley,
                4.700% dated 06/30/2006, to be repurchased at
                $423,000 on 07/03/2006 (collateralized by U.S.
                Treasury Note, 3.875% due 01/15/2009, market
                value $437,000) ....................................        423
                                                                       --------
TOTAL INVESTMENTS (Cost $171,509*) .........................    99.7%   197,663
OTHER ASSETS (LIABILITIES) (NET) ...........................     0.3        576
                                                               -----   --------
NET ASSETS .................................................   100.0%  $198,239
                                                               =====   ========

----------
*    Aggregate cost for federal tax purposes.

+    Non-income producing security.


12                     See Notes to Financial Statements.

Statements of Assets and Liabilities

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
June 30, 2006 (unaudited)
(In thousands)

                                                     VT FLEXIBLE   VT CONSERVATIVE                 VT CONSERVATIVE   VT STRATEGIC
                                                        INCOME         BALANCED      VT BALANCED        GROWTH          GROWTH
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                     -----------   ---------------   -----------   ---------------   ------------
ASSETS:
Investments, at cost .............................     $193,170        $70,210         $626,255        $337,364        $171,509
                                                       ========        =======         ========        ========        ========
Investments, at value ............................     $203,447        $74,961         $713,337        $391,587        $197,663
Dividends and/or interest receivable .............           --             --               --              --              --
Receivable for Portfolio shares sold .............          130            180              536             362             669
Prepaid expenses and other assets ................            5              3              718              74               3
                                                       --------        -------         --------        --------        --------
   Total Assets ..................................      203,582         75,144          714,591         392,023         198,335
                                                       --------        -------         --------        --------        --------
LIABILITIES:
Payable for Portfolio shares redeemed ............          253             --              160             139               2
Payable for investment securities purchased ......           --             --               --              63              --
Investment advisory fee payable ..................           17              6               58              32              16
Administration fee payable .......................           25              9               87              48              24
Distribution fees payable ........................           15              7               43              21              11
Accrued legal and audit fees .....................           14             14               16              15              15
Accrued printing and postage expenses ............           32             16               77              50              24
Accrued expenses and other payables ..............            4              4                5               6               4
                                                       --------        -------         --------        --------        --------
   Total Liabilities .............................          360             56              446             374              96
                                                       --------        -------         --------        --------        --------
NET ASSETS .......................................     $203,222        $75,088         $714,145        $391,649        $198,239
                                                       ========        =======         ========        ========        ========
NET ASSETS CONSIST OF:
Undistributed net investment income ..............     $  7,821        $ 2,311         $ 16,236        $  5,894        $  2,071
Accumulated net realized gain/(loss) on investment
   transactions ..................................        1,138             (7)         (11,812)        (25,947)         (8,719)
Net unrealized appreciation of investments .......       10,277          4,751           87,082          54,223          26,154
Paid-in capital ..................................      183,986         68,033          622,639         357,479         178,733
                                                       --------        -------         --------        --------        --------
   Total Net Assets ..............................     $203,222        $75,088         $714,145        $391,649        $198,239
                                                       ========        =======         ========        ========        ========
NET ASSETS:
Class 1 Shares ...................................     $132,503        $42,902         $500,099        $282,573        $140,827
                                                       ========        =======         ========        ========        ========
Class 2 Shares ...................................     $ 70,719        $32,186         $214,046        $109,076        $ 57,412
                                                       ========        =======         ========        ========        ========
SHARES OUTSTANDING:
Class 1 Shares ...................................        9,769          3,627           30,147          15,814           7,070
                                                       ========        =======         ========        ========        ========
Class 2 Shares ...................................        5,243          2,738           12,975           6,140           2,895
                                                       ========        =======         ========        ========        ========
CLASS 1 SHARES:*
Net asset value, offering and redemption price per
   share of beneficial interest outstanding ......     $  13.56        $ 11.83         $  16.59        $  17.87        $  19.92
                                                       ========        =======         ========        ========        ========
CLASS 2 SHARES:*
Net asset value, offering and redemption price per
   share of beneficial interest outstanding ......     $  13.49        $ 11.75         $  16.50        $  17.77        $  19.83
                                                       ========        =======         ========        ========        ========

----------
*    Net asset values are not shown in thousands.


                       See Notes to Financial Statements.                     13

Statements of Operations

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
For the Six Months Ended June 30, 2006 (unaudited)
(In thousands)

                                                     VT FLEXIBLE   VT CONSERVATIVE                 VT CONSERVATIVE   VT STRATEGIC
                                                        INCOME         BALANCED      VT BALANCED        GROWTH          GROWTH
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                     -----------   ---------------   -----------   ---------------   ------------
INVESTMENT INCOME:
Dividends from investment company securities .....     $ 8,227         $ 2,473        $ 17,394        $  6,587         $ 2,422
Interest .........................................          10               9              93              14              13
                                                       -------         -------        --------        --------         -------
   Total investment income .......................       8,237           2,482          17,487           6,601           2,435
                                                       -------         -------        --------        --------         -------
EXPENSES:
Investment advisory fee ..........................         107              38             347             197              98
Administration fee ...............................         160              56             521             295             146
Class 2 Shares distribution fees .................          94              40             262             128              67
Custodian fees ...................................           2               1               1               2               1
Legal and audit fees .............................          14              12              19              16              14
Registration and filing fees .....................           7               7               8               8               8
Trustees' fees ...................................           2               1               7               4               2
Printing and postage expenses ....................          24              14              56              39              22
Other ............................................           2               1               7               5               2
                                                       -------         -------        --------        --------         -------
   Total expenses ................................         412             170           1,228             694             360
Fees reduced by custodian credits ................          --*             --*             --*             --*             --*
                                                       -------         -------        --------        --------         -------
   Net expenses ..................................         412             170           1,228             694             360
                                                       -------         -------        --------        --------         -------
NET INVESTMENT INCOME ............................       7,825           2,312          16,259           5,907           2,075
                                                       -------         -------        --------        --------         -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Net realized gain/(loss) on investment
   transactions ..................................         543             (68)          1,791           2,161             596
Capital gain distributions received ..............       1,552             915          12,378           9,144           5,076
Net change in unrealized appreciation/
   depreciation of investments ...................      (8,740)         (2,434)        (22,338)        (10,331)         (4,201)
                                                       -------         -------        --------        --------         -------
Net realized and unrealized gain/(loss) on
   investments ...................................      (6,645)         (1,587)         (8,169)            974           1,471
                                                       -------         -------        --------        --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ....................................     $ 1,180         $   725        $  8,090        $  6,881         $ 3,546
                                                       =======         =======        ========        ========         =======

----------
*    Amount represents less than $500.


14                     See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

Statements of Changes in Net Assets

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

(In thousands)

                                                       VT FLEXIBLE              VT CONSERVATIVE
                                                    INCOME PORTFOLIO          BALANCED PORTFOLIO        VT BALANCED PORTFOLIO
                                                ------------------------   ------------------------   ------------------------
                                                 SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                   ENDED                      ENDED                      ENDED
                                                  6/30/06     YEAR ENDED     6/30/06     YEAR ENDED     6/30/06     YEAR ENDED
                                                (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
                                                -----------   ----------   -----------   ----------   -----------   ----------
Net investment income .......................    $  7,825      $  8,050     $  2,312      $ 1,929      $ 16,259      $ 13,960
Net realized gain/(loss) on investment
   transactions .............................         543          (438)         (68)        (107)        1,791         1,400
Capital gain distributions received .........       1,552           639          915          259        12,378         4,091
Net change in unrealized appreciation/
   depreciation of investments ..............      (8,740)       (1,105)      (2,434)         926       (22,338)       17,751
                                                 --------      --------     --------      -------      --------      --------
Net increase in net assets resulting
   from operations ..........................       1,180         7,146          725        3,007         8,090        37,202
Distributions to shareholders from:
   Net investment income:
      Class 1 Shares ........................      (5,442)       (4,878)      (1,175)        (980)      (10,811)       (8,714)
      Class 2 Shares ........................      (2,747)       (2,294)        (815)        (534)       (4,176)       (3,132)
   Net realized gains on investments:
      Class 1 Shares ........................         (75)         (186)        (117)          --            --            --
      Class 2 Shares ........................         (41)          (93)         (87)          --            --            --
   Net increase/(decrease) in net assets from
      Portfolio share transactions:
      Class 1 Shares ........................      (6,156)       (5,428)         (85)       2,467        42,794       (22,572)
      Class 2 Shares ........................      (6,351)       11,780        2,840        8,539        17,530        26,056
                                                 --------      --------     --------      -------      --------      --------
Net increase in net assets ..................     (19,632)        6,047        1,286       12,499        53,427        28,840
NET ASSETS:
Beginning of period/year ....................     222,854       216,807       73,802       61,303       660,718       631,878
                                                 --------      --------     --------      -------      --------      --------
End of period/year ..........................    $203,222      $222,854     $ 75,088      $73,802      $714,145      $660,718
                                                 ========      ========     ========      =======      ========      ========
Undistributed net investment income at end of
   period/year ..............................    $  7,821      $  8,185     $  2,311      $ 1,989      $ 16,236      $ 14,964
                                                 ========      ========     ========      =======      ========      ========


16                     See Notes to Financial Statements.

     VT CONSERVATIVE             VT STRATEGIC
    GROWTH PORTFOLIO           GROWTH PORTFOLIO
------------------------   ------------------------
 SIX MONTHS                 SIX MONTHS
   ENDED                      ENDED
  6/30/06     YEAR ENDED     6/30/06     YEAR ENDED
(UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
-----------   ----------   -----------   ----------
 $  5,907      $  5,298     $  2,075      $  1,633

    2,161        (9,831)         596        (1,690)
    9,144         3,091        5,076         1,761

  (10,331)       26,819       (4,201)       11,390
 --------      --------     --------      --------

    6,881        25,377        3,546        13,094


   (4,557)       (3,689)      (1,525)         (868)
   (1,537)         (914)        (523)         (207)

       --            --           --            --
       --            --           --            --


  (11,668)      (26,037)       2,649        (2,087)
   14,490        15,889        8,713        11,249
 --------      --------     --------      --------
    3,609        10,626       12,860        21,181

  388,040       377,414      185,379       164,198
 --------      --------     --------      --------
 $391,649      $388,040     $198,239      $185,379
 ========      ========     ========      ========

 $  5,894      $  6,081     $  2,071      $  2,044
 ========      ========     ========      ========


                       See Notes to Financial Statements.                     17

Statements of Changes in Net Assets -- Capital Stock Activity

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

(In thousands)

VT FLEXIBLE INCOME PORTFOLIO

                                                                   ISSUED AS                                 NET INCREASE/
                                              SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                                        ----------------   -------------------------   -----------------   ----------------
                                         AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT    SHARES    AMOUNT   SHARES
                                        -------   ------        ------   ------        --------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ...................   $ 5,267      371        $5,517     409         $(16,940)  (1,196)  $(6,156)   (416)
   Class 2 Shares ...................     2,879      204         2,788     208          (12,018)    (854)   (6,351)   (442)

YEAR ENDED 12/31/05:
   Class 1 Shares ...................   $12,734      911        $5,064     367         $(23,226)  (1,664)  $(5,428)   (386)
   Class 2 Shares ...................    17,886    1,289         2,387     174           (8,493)    (611)   11,780     852

VT CONSERVATIVE BALANCED PORTFOLIO

                                                                   ISSUED AS                               NET INCREASE/
                                              SOLD         REINVESTMENT OF DIVIDENDS       REDEEMED          (DECREASE)
                                        ----------------   -------------------------   ----------------   ---------------
                                         AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT   SHARES   AMOUNT   SHARES
                                        -------   ------        ------   ------        -------   ------   ------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ...................   $ 4,140     338         $1,292     110         $(5,517)   (452)   $  (85)     (4)
   Class 2 Shares ...................     4,743     391            902      77          (2,805)   (232)    2,840     236

YEAR ENDED 12/31/05:
   Class 1 Shares ...................   $ 9,437     799         $  980      84         $(7,950)   (674)   $2,467     209
   Class 2 Shares ...................    11,296     963            534      46          (3,291)   (280)    8,539     729

VT BALANCED PORTFOLIO

                                                                   ISSUED AS                                  NET INCREASE/
                                              SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED           (DECREASE)
                                        ----------------   -------------------------   -----------------   -----------------
                                         AMOUNT   SHARES         AMOUNT   SHARES        AMOUNT    SHARES    AMOUNT    SHARES
                                        -------   ------        -------   ------       --------   ------   --------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ...................   $68,822    3,989        $10,811     660        $(36,839)  (2,160)  $ 42,794    2,489
   Class 2 Shares ...................    21,569    1,270          4,176     256          (8,215)    (486)    17,530    1,040

YEAR ENDED 12/31/05:
   Class 1 Shares ...................   $29,514    1,831        $ 8,714     546        $(60,800)  (3,774)  $(22,572)  (1,397)
   Class 2 Shares ...................    39,460    2,461          3,132     197         (16,536)  (1,032)    26,056    1,626


18                     See Notes to Financial Statements.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

(In thousands)

VT CONSERVATIVE GROWTH PORTFOLIO

                                                                   ISSUED AS                                 NET INCREASE/
                                              SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED           (DECREASE)
                                        ----------------   -------------------------   -----------------   -----------------
                                         AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT    SHARES    AMOUNT    SHARES
                                        -------   ------        ------   ------        --------   ------   --------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ...................   $10,536      573        $4,557     260         $(26,761)  (1,459)  $(11,668)    (626)
   Class 2 Shares ...................    16,929      930         1,537      88           (3,976)    (217)    14,490      801

YEAR ENDED 12/31/05:
   Class 1 Shares ...................   $16,106      947        $3,689     219         $(45,832)  (2,698)  $(26,037)  (1,532)
   Class 2 Shares ...................    23,764    1,410           914      54           (8,789)    (521)    15,889      943

VT STRATEGIC GROWTH PORTFOLIO

                                                                   ISSUED AS                                 NET INCREASE/
                                              SOLD         REINVESTMENT OF DIVIDENDS        REDEEMED          (DECREASE)
                                        ----------------   -------------------------   -----------------   ----------------
                                         AMOUNT   SHARES        AMOUNT   SHARES         AMOUNT    SHARES    AMOUNT   SHARES
                                        -------   ------        ------   ------        --------   ------   -------   ------
SIX MONTHS ENDED 6/30/06 (UNAUDITED):
   Class 1 Shares ...................   $11,573     567         $1,525     78          $(10,449)    (514)  $ 2,649     131
   Class 2 Shares ...................    10,944     539            523     27            (2,754)    (136)    8,713     430
YEAR ENDED 12/31/05:
   Class 1 Shares ...................   $18,421     989         $  868     47          $(21,376)  (1,147)  $(2,087)   (111)
   Class 2 Shares ...................    16,216     876            207     11            (5,174)    (279)   11,249     608


                       See Notes to Financial Statements.                     19

Financial Highlights

VT FLEXIBLE INCOME PORTFOLIO

For a Portfolio share outstanding throughout each period.

                                 INCOME FROM
                            INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                      --------------------------------- --------------------------------------

                                     NET
                                   REALIZED
               NET                   AND                                                        NET
              ASSET               UNREALIZED             DIVIDENDS DISTRIBUTIONS               ASSET
              VALUE       NET    GAIN/(LOSS) TOTAL FROM  FROM NET     FROM NET                  VALUE
            BEGINNING INVESTMENT      ON     INVESTMENT INVESTMENT    REALIZED       TOTAL     END OF   TOTAL
            OF PERIOD   INCOME   INVESTMENTS OPERATIONS  INCOME(1) CAPITAL GAINS DISTRIBUTIONS PERIOD RETURN(2)
            --------- ---------- ----------- ---------- ---------- ------------- ------------- ------ ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06       $14.08   $0.52(6)    $(0.46)      $0.06     $(0.57)     $(0.01)       $(0.58)    $13.56    0.54%
Year Ended:
12/31/05      $14.10   $0.52(6)    $(0.05)      $0.47     $(0.47)     $(0.02)       $(0.49)    $14.08    3.41%
12/31/04       13.71    0.51(6)      0.35        0.86      (0.47)         --         (0.47)     14.10    6.47
12/31/03       12.41    0.56(6)      1.08        1.64      (0.34)         --         (0.34)     13.71   13.30
12/31/02       12.23    0.41(6)     (0.15)       0.26      (0.08)         --         (0.08)     12.41    2.14
12/31/01       11.90    0.17(6)      0.40        0.57      (0.15)      (0.09)        (0.24)     12.23    4.84

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06       $13.98   $0.50(6)    $(0.44)      $0.06     $(0.54)     $(0.01)       $(0.55)    $13.49    0.43%
Year Ended:
12/31/05      $14.02   $0.49(6)    $(0.07)      $0.42     $(0.44)     $(0.02)       $(0.46)    $13.98    3.09%
12/31/04       13.65    0.47(6)      0.36        0.83      (0.46)         --         (0.46)     14.02    6.24
12/31/03       12.38    0.53(6)      1.07        1.60      (0.33)         --         (0.33)     13.65   13.02
12/31/02       12.23    0.38(6)     (0.15)       0.23      (0.08)         --         (0.08)     12.38    1.89
12/31/01(5)    12.18    0.02(6)      0.03        0.05         --          --            --      12.23    0.41

                                 RATIOS TO AVERAGE
                            NET ASSETS/SUPPLEMENTAL DATA
            -----------------------------------------------------------
                           RATIO OF     RATIO OF
                           EXPENSES     EXPENSES
                          TO AVERAGE   TO AVERAGE   RATIO OF
                          NET ASSETS   NET ASSETS      NET
                            BEFORE       AFTER     INVESTMENT
              NET ASSETS  REIMBURSE-   REIMBURSE-   INCOME TO PORTFOLIO
            END OF PERIOD   MENTS/       MENTS/      AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3) WAIVERS(3)(4) NET ASSETS    RATE
            ------------- ---------- ------------- ---------- ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06        $132,503    0.30%(7)     0.30%(7)     7.44%(7)   5%
Year Ended:
12/31/05       $143,367    0.30%        0.30%        3.74%      5%
12/31/04        149,055    0.28         0.28         3.67       5
12/31/03        143,283    0.30         0.30         4.33       4
12/31/02        125,992    0.30         0.30         3.37       9
12/31/01         90,860    0.33         0.33         1.43       1

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06        $ 70,719    0.55%(7)     0.55%(7)     7.19%(7)   5%
Year Ended:
12/31/05       $ 79,487    0.55%        0.55%        3.49%      5%
12/31/04         67,752    0.53         0.53         3.42       5
12/31/03         34,501    0.55         0.55         4.08       4
12/31/02          9,416    0.55         0.55         3.12       9
12/31/01(5)         182    0.58(7)      0.58(7)      1.18(7)    1

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.


20                     See Notes to Financial Statements.

Financial Highlights

VT CONSERVATIVE BALANCED PORTFOLIO

For a Portfolio share outstanding throughout each period.

                              INCOME/(LOSS) FROM
                            INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                      --------------------------------- --------------------------------------

                                     NET
                                   REALIZED
               NET                   AND                                                         NET
              ASSET               UNREALIZED             DIVIDENDS DISTRIBUTIONS                ASSET
              VALUE       NET    GAIN/(LOSS) TOTAL FROM  FROM NET     FROM NET                  VALUE
            BEGINNING INVESTMENT      ON     INVESTMENT INVESTMENT    REALIZED       TOTAL     END OF   TOTAL
            OF PERIOD   INCOME   INVESTMENTS OPERATIONS  INCOME(1) CAPITAL GAINS DISTRIBUTIONS PERIOD RETURN(2)
            --------- ---------- ----------- ---------- ---------- ------------- ------------- ------ ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06       $12.07   $0.37(6)    $(0.25)     $ 0.12     $(0.33)     $(0.03)       $(0.36)    $11.83    1.06%
Year Ended:
12/31/05      $11.82   $0.35(6)    $ 0.18      $ 0.53     $(0.28)     $   --        $(0.28)    $12.07    4.59%
12/31/04       11.15    0.34(6)      0.56        0.90      (0.23)         --         (0.23)     11.82    8.21
12/31/03        9.73    0.36(6)      1.29        1.65      (0.23)         --         (0.23)     11.15   17.09
12/31/02       10.04    0.31(6)     (0.54)      (0.23)     (0.07)      (0.01)        (0.08)      9.73   (2.26)
12/31/01        9.90    0.13         0.10        0.23      (0.09)         --         (0.09)     10.04    2.40

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06       $11.98   $0.36(6)    $(0.25)     $ 0.11     $(0.31)     $(0.03)       $(0.34)    $11.75    0.94%
Year Ended:
12/31/05      $11.75   $0.32(6)    $ 0.17      $ 0.49     $(0.26)     $   --        $(0.26)    $11.98    4.37%
12/31/04       11.11    0.31(6)      0.55        0.86      (0.22)         --         (0.22)     11.75    7.88
12/31/03        9.71    0.33(6)      1.29        1.62      (0.22)         --         (0.22)     11.11   16.83
12/31/02       10.04    0.29(6)     (0.54)      (0.25)     (0.07)      (0.01)        (0.08)      9.71   (2.47)
12/31/01(5)     9.92    0.01         0.11        0.12         --          --            --      10.04    1.21

                                 RATIOS TO AVERAGE
                            NET ASSETS/SUPPLEMENTAL DATA
            -----------------------------------------------------------
                           RATIO OF     RATIO OF
                           EXPENSES     EXPENSES
                          TO AVERAGE   TO AVERAGE   RATIO OF
                          NET ASSETS   NET ASSETS      NET
                            BEFORE       AFTER     INVESTMENT
              NET ASSETS  REIMBURSE-   REIMBURSE-   INCOME TO PORTFOLIO
            END OF PERIOD   MENTS/       MENTS/      AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3) WAIVERS(3)(4) NET ASSETS    RATE
            ------------- ---------- ------------- ---------- ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06       $42,902      0.35%(7)     0.35%(7)    6.26%(7)      6%
Year Ended:
12/31/05      $43,818      0.38%        0.38%       3.00%         4%
12/31/04       40,458      0.33         0.33        3.02          1
12/31/03       31,600      0.36         0.31        3.48          6
12/31/02       20,759      0.41         0.30        3.20          9
12/31/01       14,221      0.53         0.41        1.36          2

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06       $32,186      0.60%(7)     0.60%(7)    6.01%(7)      6%
Year Ended:
12/31/05      $29,984      0.63%        0.63%       2.75%         4%
12/31/04       20,845      0.58         0.58        2.77          1
12/31/03        9,128      0.61         0.56        3.23          6
12/31/02        2,244      0.66         0.55        2.95          9
12/31/01(5)       205      0.78(7)      0.66(7)     1.11(7)       2

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.


                       See Notes to Financial Statements.                     21

Financial Highlights

VT BALANCED PORTFOLIO

For a Portfolio share outstanding throughout each period.

                              INCOME/(LOSS) FROM
                            INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                      --------------------------------- --------------------------------------

                                     NET
                                   REALIZED
               NET                   AND                                                         NET
              ASSET               UNREALIZED             DIVIDENDS DISTRIBUTIONS                ASSET
              VALUE       NET    GAIN/(LOSS) TOTAL FROM  FROM NET     FROM NET                  VALUE
            BEGINNING INVESTMENT      ON     INVESTMENT INVESTMENT    REALIZED       TOTAL     END OF   TOTAL
            OF PERIOD   INCOME   INVESTMENTS OPERATIONS  INCOME(1) CAPITAL GAINS DISTRIBUTIONS PERIOD RETURN(2)
            --------- ---------- ----------- ---------- ---------- ------------- ------------- ------ ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06       $16.72   $0.40(6)   $(0.16)      $ 0.24     $(0.37)     $   --        $(0.37)    $16.59    1.44%
Year Ended:
12/31/05      $16.08   $0.36(6)   $ 0.59       $ 0.95     $(0.31)     $   --        $(0.31)    $16.72    6.01%
12/31/04       14.88    0.32(6)     1.16         1.48      (0.28)         --         (0.28)     16.08   10.12
12/31/03       12.42    0.33(6)     2.46         2.79      (0.33)         --         (0.33)     14.88   22.74
12/31/02       13.91    0.32(6)    (1.53)       (1.21)     (0.28)         --         (0.28)     12.42   (8.78)
12/31/01       14.50    0.17(6)    (0.15)        0.02      (0.25)      (0.36)        (0.61)     13.91    0.13
CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06       $16.61   $0.38(6)   $(0.16)      $ 0.22     $(0.33)     $   --        $(0.33)    $16.50    1.35%
Year Ended:
12/31/05      $15.99   $0.32(6)   $ 0.58       $ 0.90     $(0.28)     $   --        $(0.28)    $16.61    5.72%
12/31/04       14.82    0.28(6)     1.16         1.44      (0.27)         --         (0.27)     15.99    9.83
12/31/03       12.39    0.30(6)     2.45         2.75      (0.32)         --         (0.32)     14.82   22.46
12/31/02       13.91    0.29(6)    (1.53)       (1.24)     (0.28)         --         (0.28)     12.39   (9.00)
12/31/01(5)    13.52    0.02(6)     0.37(7)      0.39         --          --            --      13.91    2.88

                                 RATIOS TO AVERAGE
                            NET ASSETS/SUPPLEMENTAL DATA
            -----------------------------------------------------------
                           RATIO OF     RATIO OF
                           EXPENSES     EXPENSES
                          TO AVERAGE   TO AVERAGE   RATIO OF
                          NET ASSETS   NET ASSETS      NET
                            BEFORE       AFTER     INVESTMENT
              NET ASSETS  REIMBURSE-   REIMBURSE-   INCOME TO PORTFOLIO
            END OF PERIOD   MENTS/       MENTS/      AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3) WAIVERS(3)(4) NET ASSETS    RATE
            ------------- ---------- ------------- ---------- ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06        $500,099     0.28%(8)    0.28%(8)     4.76%(8)     5%
Year Ended:
12/31/05       $462,438     0.28%       0.28%        2.26%        4%
12/31/04        467,076     0.28        0.28         2.13         4
12/31/03        419,273     0.29        0.29         2.50         7
12/31/02        334,605     0.29        0.29         2.52        22
12/31/01        354,082     0.28        0.28         1.22         8
CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06        $214,046     0.53%(8)    0.53%(8)     4.51%(8)     5%
Year Ended:
12/31/05       $198,280     0.53%       0.53%        2.01%        4%
12/31/04        164,802     0.53        0.53         1.88         4
12/31/03         91,631     0.54        0.54         2.25         7
12/31/02         31,335     0.54        0.54         2.27        22
12/31/01(5)       1,452     0.53(8)     0.53(8)      0.97(8)      8

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)  Per share numbers have been calculated using the average shares method.

(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(8)  Annualized.


22                     See Notes to Financial Statements.

Financial Highlights

VT CONSERVATIVE GROWTH PORTFOLIO

For a Portfolio share outstanding throughout each period.

                              INCOME/(LOSS) FROM
                            INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                      --------------------------------- --------------------------------------

                                     NET
                                   REALIZED
               NET                   AND                                                         NET
              ASSET               UNREALIZED             DIVIDENDS DISTRIBUTIONS                ASSET
              VALUE       NET    GAIN/(LOSS) TOTAL FROM  FROM NET     FROM NET                  VALUE
            BEGINNING INVESTMENT      ON     INVESTMENT INVESTMENT    REALIZED       TOTAL     END OF   TOTAL
            OF PERIOD   INCOME   INVESTMENTS OPERATIONS  INCOME(1) CAPITAL GAINS DISTRIBUTIONS PERIOD RETURN(2)
            --------- ---------- ----------- ---------- ---------- ------------- ------------- ------ ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06       $17.85   $0.28(6)   $ 0.03       $ 0.31     $(0.29)     $   --        $(0.29)    $17.87    1.78%
Year Ended:
12/31/05      $16.89   $0.25(6)   $ 0.93       $ 1.18     $(0.22)     $   --        $(0.22)    $17.85    7.04%
12/31/04       15.32    0.21(6)     1.58         1.79      (0.22)         --         (0.22)     16.89   11.78
12/31/03       12.16    0.23(6)     3.23         3.46      (0.30)         --         (0.30)     15.32   28.74
12/31/02       14.87    0.23(6)    (2.51)       (2.28)     (0.41)      (0.02)        (0.43)     12.16  (15.52)
12/31/01       16.46    0.17(6)    (0.72)       (0.55)     (0.61)      (0.43)        (1.04)     14.87   (3.56)
CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06       $17.73   $0.25(6)   $ 0.05       $ 0.30     $(0.26)     $   --        $(0.26)    $17.77    1.70%
Year Ended:
12/31/05      $16.80   $0.21(6)   $ 0.91       $ 1.12     $(0.19)     $   --        $(0.19)    $17.73    6.71%
12/31/04       15.25    0.17(6)     1.58         1.75      (0.20)         --         (0.20)     16.80   11.58
12/31/03       12.13    0.20(6)     3.20         3.40      (0.28)         --         (0.28)     15.25   28.36
12/31/02       14.87    0.19(6)    (2.50)       (2.31)     (0.41)      (0.02)        (0.43)     12.13  (15.72)
12/31/01(5)    14.24    0.01(6)     0.62(7)      0.63         --          --            --      14.87    4.42

                                 RATIOS TO AVERAGE
                            NET ASSETS/SUPPLEMENTAL DATA
            -----------------------------------------------------------
                           RATIO OF     RATIO OF
                           EXPENSES     EXPENSES
                          TO AVERAGE   TO AVERAGE   RATIO OF
                          NET ASSETS   NET ASSETS      NET
                            BEFORE       AFTER     INVESTMENT
              NET ASSETS  REIMBURSE-   REIMBURSE-   INCOME TO PORTFOLIO
            END OF PERIOD   MENTS/       MENTS/      AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3) WAIVERS(3)(4) NET ASSETS    RATE
            ------------- ---------- ------------- ---------- ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06        $282,573      0.29%(8)   0.29%(8)    3.07%(8)      5%
Year Ended:
12/31/05       $293,378      0.29%      0.29%       1.47%         9%
12/31/04        303,584      0.28       0.28        1.36         10
12/31/03        284,165      0.30       0.30        1.75         11
12/31/02        229,564      0.29       0.29        1.77         19
12/31/01        309,608      0.28       0.28        1.11          7
CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06        $109,076      0.54%(8)   0.54%(8)    2.82%(8)      5%
Year Ended:
12/31/05       $ 94,662      0.54%      0.54%       1.22%         9%
12/31/04         73,830      0.53       0.53        1.11         10
12/31/03         40,576      0.55       0.55        1.50         11
12/31/02         14,610      0.54       0.54        1.52         19
12/31/01(5)       1,127      0.53(8)    0.53(8)     0.86(8)       7

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)  Per share numbers have been calculated using the average shares method.

(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(8)  Annualized.


                       See Notes to Financial Statements.                     23

Financial Highlights

VT STRATEGIC GROWTH PORTFOLIO

For a Portfolio share outstanding throughout each period.

                              INCOME/(LOSS) FROM
                            INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                      --------------------------------- --------------------------------------

                                     NET
                                   REALIZED
               NET                   AND                                                         NET
              ASSET               UNREALIZED             DIVIDENDS DISTRIBUTIONS                ASSET
              VALUE       NET    GAIN/(LOSS) TOTAL FROM  FROM NET     FROM NET                  VALUE
            BEGINNING INVESTMENT      ON     INVESTMENT INVESTMENT    REALIZED       TOTAL     END OF   TOTAL
            OF PERIOD   INCOME   INVESTMENTS OPERATIONS  INCOME(1) CAPITAL GAINS DISTRIBUTIONS PERIOD RETURN(2)
            --------- ---------- ----------- ---------- ---------- ------------- ------------- ------ ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06       $19.74   $0.22(6)   $ 0.18       $ 0.40     $(0.22)     $   --        $(0.22)    $19.92    2.04%
Year Ended:
12/31/05      $18.45   $0.19(6)   $ 1.22       $ 1.41     $(0.12)     $   --        $(0.12)    $19.74    7.71%
12/31/04       16.46    0.14(6)     1.96         2.10      (0.11)         --         (0.11)     18.45   12.83
12/31/03       12.55    0.14(6)     3.98         4.12      (0.21)         --         (0.21)     16.46   33.07
12/31/02       16.45    0.15(6)    (3.47)       (3.32)     (0.54)      (0.04)        (0.58)     12.55  (20.53)
12/31/01       18.61    0.16(6)    (1.27)       (1.11)     (0.57)      (0.48)        (1.05)     16.45   (6.25)

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06       $19.64   $0.20(6)   $ 0.17       $ 0.37     $(0.18)     $   --        $(0.18)    $19.83    1.92%
Year Ended:
12/31/05      $18.38   $0.14(6)   $ 1.22       $ 1.36     $(0.10)     $   --        $(0.10)    $19.64    7.47%
12/31/04       16.42    0.09(6)     1.97         2.06      (0.10)         --         (0.10)     18.38   12.54
12/31/03       12.54    0.10(6)     3.98         4.08      (0.20)         --         (0.20)     16.42   32.76
12/31/02       16.45    0.11(6)    (3.44)       (3.33)     (0.54)      (0.04)        (0.58)     12.54  (20.59)
12/31/01(5)    15.54    0.01(6)     0.90(7)      0.91         --          --            --      16.45    5.86

                                 RATIOS TO AVERAGE
                            NET ASSETS/SUPPLEMENTAL DATA
            -----------------------------------------------------------
                           RATIO OF     RATIO OF
                           EXPENSES     EXPENSES
                          TO AVERAGE   TO AVERAGE   RATIO OF
                          NET ASSETS   NET ASSETS      NET
                            BEFORE       AFTER     INVESTMENT
              NET ASSETS  REIMBURSE-   REIMBURSE-   INCOME TO PORTFOLIO
            END OF PERIOD   MENTS/       MENTS/      AVERAGE   TURNOVER
              (IN 000S)   WAIVERS(3) WAIVERS(3)(4) NET ASSETS    RATE
            ------------- ---------- ------------- ---------- ---------
CLASS 1 SHARES
Six Months Ended (unaudited):
6/30/06        $140,827    0.30%(8)     0.30%(8)    2.20%(8)      5%
Year Ended:
12/31/05       $136,966    0.31%        0.31%       1.01%         9%
12/31/04        130,069    0.29         0.29        0.80          4
12/31/03        105,077    0.31         0.31        0.99          9
12/31/02         73,936    0.32         0.32        1.06         16
12/31/01         97,401    0.31         0.31        0.95          5

CLASS 2 SHARES
Six Months Ended (unaudited):
6/30/06        $ 57,412    0.55%(8)     0.55%(8)    1.95%(8)      5%
Year Ended:
12/31/05       $ 48,413    0.56%        0.56%       0.76%         9%
12/31/04         34,129    0.54         0.54        0.55          4
12/31/03         14,766    0.56         0.56        0.74          9
12/31/02          2,676    0.57         0.57        0.81         16
12/31/01(5)         319    0.56(8)      0.56(8)     0.70(8)       5

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)  The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)  Per share numbers have been calculated using the average shares method.

(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(8)  Annualized.


24                     See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1.   ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 13 funds (each a "Fund" and collectively, the "Funds") and 5 portfolios (each a "Portfolio" and collectively, the "Portfolios"). The VT Flexible Income, VT Conservative Balanced, VT Balanced, VT Conservative Growth and VT Strategic Growth Portfolios are included in this report.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans including affiliated plans of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company. At June 30, 2006, "The Washington Mutual Savings Plan" held approximately 29%, 19%, 15%, 12% and 33% of the outstanding shares in the VT Flexible Income, VT Conservative Balanced, VT Balanced, VT Conservative Growth and VT Strategic Growth Portfolios, respectively.

Each of the Portfolios invests, within certain percentage ranges, in Class 1 shares of various funds in the Trust and Class I shares of the WM High Yield Fund (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of Washington Mutual, serves as investment advisor to the Portfolios and the Underlying Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments, including repurchase agreements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Portfolios and the Underlying Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class 1 share or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trust, reviews the value of the collateral and the creditworthiness of those banks and broker/dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income and capital gain distributions received from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains earned by a Portfolio are declared and paid annually.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Portfolio's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Portfolios based upon the relative average net assets of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of the expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Custodian fees for certain Portfolios have been reduced by credits allowed by the Portfolio's custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2006, are shown separately in the "Statements of Operations".

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, the Advisor is entitled to a monthly fee at an annual rate of 0.100% of each Portfolio's average daily net assets up to $1 billion and 0.075% of each Portfolio's average daily net assets over $1 billion.

The Advisor also serves as administrator to the Portfolios. For its administrative services to the Portfolios, the Advisor is entitled to a monthly fee at an annual rate of 0.150% of each Portfolio's average daily net assets up to $1 billion and 0.125% of each Portfolio's average daily net assets over $1 billion.

4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by the Advisor, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries a per annum retainer plus attendance fees for each meeting at which they are present. The Chairman, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

5.   DISTRIBUTION PLANS

Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Portfolios (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor"), a registered broker/dealer and a wholly owned subsidiary of Washington Mutual, may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan, or any agreements related to the plan, respectively.

6.   PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended June 30, 2006, are as follows:

                                        PURCHASES    SALES
NAME OF PORTFOLIO                         (000S)     (000S)
-----------------                       ---------   -------
VT Flexible Income Portfolio ........    $ 11,359   $22,830
VT Conservative Balanced Portfolio ..       7,951     4,430
VT Balanced Portfolio ...............     109,611    34,905
VT Conservative Growth Portfolio ....      32,813    20,720
VT Strategic Growth Portfolio .......      25,199     9,115

7.   UNREALIZED APPRECIATION/(DEPRECIATION)

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation on a tax basis are as follows:

                                                                      (IN THOUSANDS)
                                       ----------------------------------------------------------------------------
                                       VT FLEXIBLE   VT CONSERVATIVE                 VT CONSERVATIVE   VT STRATEGIC
                                          INCOME         BALANCED      VT BALANCED        GROWTH          GROWTH
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                       -----------   ---------------   -----------   ---------------   ------------
Gross tax unrealized appreciation ..     $14,470         $ 6,443         $90,937         $60,345         $28,497
Gross tax unrealized depreciation ..      (4,193)         (1,692)         (3,855)         (6,122)         (2,343)
                                         -------         -------         -------         -------         -------
Net tax unrealized appreciation ....     $10,277         $ 4,751         $87,082         $54,223         $26,154
                                         =======         =======         =======         =======         =======

8.   UNDERLYING FUNDS

The following is a summary of investment objectives and risk factors of the Underlying Funds, and Portfolio ownership in the Underlying Funds. The WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852, contains more information regarding the Underlying Funds.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS:

The investment objectives of the Underlying Funds are as follows:

WM VT REIT Fund                         Seeks to provide a high level of current income
                                        and intermediate- to long-term capital
                                        appreciation.

WM VT Equity Income Fund                Seeks to provide a relatively high level of
                                        current income and long-term growth of income and
                                        capital.

WM VT Growth & Income Fund              Seeks to provide long-term capital growth. Current
                                        income is a secondary consideration.

WM VT West Coast Equity Fund            Seeks to provide long-term growth of capital.

WM VT Mid Cap Stock Fund                Seeks to provide long-term capital appreciation.

WM VT Growth Fund                       Seeks to provide long-term capital appreciation.

WM VT Small Cap Value Fund              Seeks to provide long-term capital appreciation.

WM VT Small Cap Growth Fund             Seeks to provide long-term capital appreciation.

WM VT International Growth Fund         Seeks to provide long-term capital appreciation.

WM VT Short Term Income Fund            Seeks to provide as high a level of current income
                                        as is consistent with prudent investment
                                        management and stability of principal.

WM VT U.S. Government Securities Fund   Seeks to provide a high level of current income
                                        consistent with safety and liquidity.

WM VT Income Fund                       Seeks to provide a high level of current income
                                        consistent with preservation of capital.

WM High Yield Fund                      Seeks to provide a high level of current income.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

RISK FACTORS OF UNDERLYING FUNDS:

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The VT REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The VT REIT Fund could be adversely impacted by economic trends within this industry.

The VT West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Oregon and Washington. The VT West Coast Equity Fund could be adversely impacted by economic trends within this region.

The VT International Growth Fund concentrates its investments in foreign securities in both developed and emerging market countries. Additional risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions. Investments in emerging markets are subject to additional risk as less developed countries are more likely to experience high levels of inflation, deflation, or currency devaluation, which could harm their economies and securities markets.

The WM High Yield Fund concentrates its investments in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments.

Certain Underlying Funds may invest a portion of their assets in foreign securities of developing or emerging market countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

PORTFOLIO OWNERSHIP IN THE UNDERLYING FUNDS:

At June 30, 2006, the Portfolios hold investments in a number of the Underlying Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                              PORTFOLIOS
                                         ------------------------------------------------------------------------------------
                                         VT FLEXIBLE   VT CONSERVATIVE                 VT CONSERVATIVE   VT STRATEGIC
                                            INCOME         BALANCED      VT BALANCED        GROWTH          GROWTH
NAME OF UNDERLYING FUND                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO    TOTAL
-----------------------                  -----------   ---------------   -----------   ---------------   ------------   -----
VT REIT Fund .........................       3.9%            3.0%           41.0%           31.1%            15.6%      94.6%
VT Equity Income Fund ................       2.8%            2.1%           26.8%           19.6%            10.5%      61.8%
VT Growth & Income Fund ..............       4.8%            2.4%           34.7%           25.3%            13.6%      80.8%
VT West Coast Equity Fund ............       1.7%            1.9%           27.1%           19.7%            11.3%      61.7%
VT Mid Cap Stock Fund ................       5.3%            2.4%           32.8%           23.9%            14.6%      79.0%
VT Growth Fund .......................       4.9%            2.5%           38.1%           26.0%            15.6%      87.1%
VT Small Cap Value Fund ..............       6.4%            2.7%           40.7%           32.2%            17.2%      99.2%
VT Small Cap Growth Fund .............       4.4%            1.8%           28.2%           22.1%            12.0%      68.5%
VT International Growth Fund .........        --             2.9%           41.4%           28.7%            16.4%      89.4%
VT Short Term Income Fund ............      49.1%            8.6%           14.6%             --               --       72.3%
VT U.S. Government Securities Fund ...      23.3%            7.2%           46.2%           10.8%              --       87.5%
VT Income Fund .......................      25.0%            6.6%           37.4%            7.7%              --       76.7%
High Yield Fund* .....................       1.5%            0.5%            3.7%            1.1%             0.9%       7.7%

----------
* Does not include approximately 55.8% of the High Yield Fund held by WM Strategic Asset Management Portfolios, LLC, which is managed in a style substantially identical to that of the Portfolios.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

OTHER FACTORS OF UNDERLYING FUNDS:

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

The officers and Trustees, the Advisor, and the Distributor of the Portfolios and WM Shareholder Services, Inc. (the "Transfer Agent") serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of a Portfolio's Underlying Funds used for investment may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by the Advisor. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities. At the same time, the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Underlying Fund performance to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of the Underlying Funds, redemptions and reallocations by the Portfolios away from an Underlying Fund could cause the Underlying Fund's expenses to increase and may result in an Underlying Fund becoming too small to be economically viable. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and Underlying Funds. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

9.   SUBSEQUENT EVENTS

On July 25, 2006, Washington Mutual, the parent of the Advisor, Distributor, and Transfer Agent, announced that it had entered into an agreement with Principal Financial Group to sell the Advisor, Distributor, and Transfer Agent to Principal Management Corporation, subject to, among other things, approval by the Trustees and shareholders of the Portfolios of the mergers of various Portfolios into funds advised by Principal Management Corporation. The Trustees of the Portfolios are currently considering proposals relating to such mergers. If approved by the Trustees, each such merger would be subject to approval by the shareholders of the relevant Portfolios, which would be sought through a proxy statement.

Supplemental Information (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Each year, the Board of Trustees of the Trust (the "Board"), including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), is required to determine whether to continue the Trust's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the Trust's advisory agreement. In May 2006, the Board and the Independent Trustees approved the continuation of the Trust's investment advisory agreement with the Advisor (the "Agreement"), in each case following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendations of the Independent Trustees as a whole. The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees are discussed below.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the Trust and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreement with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend continuation of the Agreement, and the Board and the Independent Trustees, in approving such continuation, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their deliberations were made separately in respect of each Portfolio. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee. The Board, the Independent Trustees and the Committee considered the fact that each of the Portfolios is managed in a style substantially identical to that of a corresponding series of WM Strategic Asset Management Portfolios, LLC (each, a "SAM Portfolio"), and reviewed the Portfolios simultaneously with their review of the corresponding SAM Portfolios.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor and its affiliates, including reports on: each SAM Portfolio's investment results; portfolio construction; portfolio composition; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor and its affiliates to the Portfolios. With respect to performance attribution, the Board, the Independent Trustees and the Committee focused in particular on the SAM Balanced Portfolio, as the corresponding performance attribution for the other Portfolios typically varies in proportion to the greater or lesser risk profiles of those Portfolios. In addition, in connection with its annual consideration of the Trust's advisory arrangements, the Board requests and reviews supplementary information regarding the terms of the Agreement, performance and expense information for other investment companies derived from data compiled by Lipper Inc., a third-party data provider ("Lipper"), data on pre- and post-marketing profit margins for investment advisory subsidiaries of publicly traded companies prepared by Lipper, as well as additional information prepared by the Advisor, including financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring practices, and information about the personnel providing investment management to the Portfolios. The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Portfolios. The Board also requested and reviewed information relating to other services provided to the Portfolios by the Advisor and its affiliates under other agreements, information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Portfolios, such as the administrative services contract with the Advisor described below. The Board and the Committee also received and reviewed comparative performance information regarding the SAM Portfolios at each of the quarterly Board and Committee meetings.

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the continuation of the Agreement for the current year, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor and its affiliates. The Advisor formulates each Portfolio's investment policies (subject to the terms of the prospectus); analyzes economic trends and capital market developments with a view to optimizing asset allocations; evaluates the consistency, style and quality of the investment services provided to the Underlying Funds in which the Portfolios invest; evaluates the risk/return characteristics of each of the Underlying Funds by reference to the specific security holdings of each Underlying Fund; constructs each Portfolio (including actively managing the asset allocation through daily cash flows); monitors each Portfolio's investment performance; and reports to the Board and the Committee. The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor in managing the Portfolios. The Board, the Independent Trustees and the Committee considered the extent to which the investment style employed for the Portfolios differs from that of

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

funds that are simply rebalanced periodically to specific static allocations, including performance attribution information showing the effect on performance of the Advisor's asset allocation decisions. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor as well as other resources available to the Advisor, including research services available to the Advisor as a result of securities transactions effected for the Underlying Funds. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the Agreement. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreement was comparable to that typically found in mutual fund investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreements with the WM Group of Funds to be in the best interests of shareholders.

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the quality of the Advisor's resources that are available to the Portfolios. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor and its affiliates and the size and functions of their staffs, as well as the reputation of the Advisor. The Board, the Independent Trustees and the Committee considered the complexity of managing the Portfolios relative to other types of funds, including both other funds that pursue their objectives through investments in mutual funds (so-called "funds-of-funds"), other funds that pursue their objectives by investing directly in portfolio securities, and mutual fund wrap accounts that offer asset allocation services. In evaluating the scope and quality of the services provided by the Advisor to the Portfolios, the Board, the Independent Trustees and the Committee members also drew on their experiences as directors or trustees of the Underlying Funds and, for certain Trustees, other funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Portfolios by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor have benefited and should continue to benefit the Portfolios and their shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophy, process, and research capabilities of the Advisor were well suited to the Portfolios, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Portfolios by the Advisor and its affiliates under the Agreement was consistent with the Portfolios' operational requirements, including, in addition to their investment objectives, compliance with the Portfolios' investment restrictions, tax and reporting requirements and related shareholder services. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor were sufficient, in light of the resources dedicated by the Advisor and its integrity, personnel, systems and financial resources, to merit approval of the continuation of the Agreement.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Portfolios' portfolio managers. The Board, the Independent Trustees and the Committee considered the Portfolios' record of compliance with investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Portfolios' historical performance to relevant blends of market indices for the 1-, 3- and 5-year periods ended March 31, 2006, and to average performance information for peer groups prepared by Lipper based on the performance of other investment companies with similar investment objectives (including, separately, both funds-of-funds and funds investing directly in portfolio securities) over the 1-, 3- and 5-year periods ended December 31, 2005. The Board, the Independent Trustees and the Committee focused, in particular, on the performance comparisons of the Balanced Portfolio as compared to other mutual funds categorized by Lipper as "balanced funds." The Board, the Independent Trustees and the Committee considered the difficulty in identifying peer groups for the Portfolios other than the Balanced Portfolio. The Board, the Independent Trustees and the Committee determined that the Portfolios other than the Balanced Portfolio performed consistently with their risk profiles relative to the Balanced Portfolio and that such Portfolios' performance should be and was symmetrically arrayed around the performance of the Balanced Portfolio. The Board, the Independent Trustees and the Committee noted that the Portfolios had performed well relative to their respective blended index benchmarks over the 1-, 3- and 5-year periods and that the Balanced Portfolio had outperformed its peer average (for both funds-of-funds and funds investing directly in portfolio securities) for the 1-, 3- and 5-year periods. The Board, the Independent Trustees and the Committee noted that the other Portfolios had outperformed their peer averages (for both funds-of-funds and funds investing directly in portfolio securities) for the 5-year period, although they had generally underperformed their peer averages (for both funds-of-funds and funds investing directly in portfolio securities) for the 1- and 3-year periods. The Board, the Independent Trustees and the Committee discussed with the Advisor the reasons for this recent relative underperformance, and the conditions under which the Portfolios other than the Balanced Portfolio should be expected to outperform or underperform relative to their Lipper peer averages, given the "core" allocations of such Portfolios. The Board, the Independent Trustees and the Committee concluded that the Advisor's performance record and investment process used in managing the Portfolios were sufficient to merit approval of the continuation of the Agreement.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, administrative, transfer agent, and service and distribution fees paid to the Advisor and its affiliates and the total expenses borne by the Portfolios. The Board, the Independent Trustees and the Committee considered both the total expenses borne directly by the Portfolios and the total expenses borne on an aggregate basis, including the expenses borne indirectly through the Portfolios' investments in the Underlying Funds. They discussed trends in total expense ratios for the Portfolios. The Board, the Independent Trustees and the Committee reviewed the administrative fees paid by the Portfolios to the Advisor and the distribution (12b-1) fees paid to the Distributor. The Board, the Independent Trustees and the Committee considered average expenses for peer groups identified by Lipper for the Portfolios, including Lipper peer groups comprised of funds that invest directly in portfolio securities and Lipper peer groups comprised exclusively of funds-of-funds. The Board, the Independent Trustees and the Committee noted that the number of funds-of-funds identified by Lipper had increased from prior years, and considered the relative merits of broader and more focused expense comparison groups. The Board, the Independent Trustees and the Committee considered the similarity of the Portfolios to mutual fund wrap accounts, and reviewed and considered a report provided by Cerulli on mutual fund wrap accounts, including data on average annual advisory fees. The Board, the Independent Trustees and the Committee considered information provided by Lipper comparing the total expenses of funds-of-funds, including and excluding underlying fund expenses, to those of the Portfolios. The Board, the Independent Trustees and the Committee concluded that the total expenses of funds-of-funds, including underlying fund expenses, represented the best comparison for the expenses of the Portfolios, because they reflected all of the expenses borne directly and indirectly by investors. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreement bore a reasonable relationship to the scope and quality of the services provided.

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of their relationships with the Portfolios. The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolios (and in connection therewith reviewed information regarding the structure of compensation of the Advisor's investment professionals) and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Portfolios and their shareholders. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor receives as a result of its relationship with the Portfolios, including compensation paid to the Advisor and its affiliates under other agreements, such as administrative fees to the Advisor, and 12b-1 fees and sales charges to the Distributor, as well as research provided to the Advisor in connection with portfolio transactions effected on behalf of the Underlying Funds (soft dollar arrangements) and reputational benefits.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor may realize economies of scale in managing and supporting the Portfolios and the current level of Portfolio assets in relation to the breakpoints in each Portfolio's advisory fees. The Board, the Independent Trustees and the Committee considered the extent to which economies of scale might be realized (if at all) by the Advisor across a variety of products and services, including the SAM Portfolios.

The Board, the Independent Trustees and the Committee concluded that the Portfolios' cost structure was reasonable given the scope and quality of the services provided to the Portfolios and that the Advisor was sharing any economies of scale with the Portfolios and their shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee also considered possible conflicts of interest associated with the provision of investment advisory services by the Advisor to other clients. The Trustees considered the procedures of the Advisor designed to fulfill its fiduciary duties to its advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor in these matters.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreement, including the fees payable to the Advisor, is fair and reasonable to the Portfolios and their shareholders given the scope and quality of the services provided to the Portfolios and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreement was in the best interests of the Portfolios and their shareholders. The Board and the Independent Trustees unanimously approved the continuation of the Agreement.

                                                               PORTFOLIO MANAGER
                                                               Craig V. Sosey
VT U.S. Government Securities Fund                             WM Advisors, Inc.

Note: Pages 34 and 35 provide information about certain WM Funds in which the VT SAM Portfolios invest a significant portion of their assets. For additional information about these and other WM Funds, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                              6-Month(2)   1-Year   5-Year   10-Year   Since Inception   Inception Date
                              ----------   ------   ------   -------   ---------------   --------------
CLASS 1 SHARES                  -0.16%      0.22%    4.18%    5.59%         5.21%             5/6/93
CLASS 2 SHARES                  -0.39%     -0.10%      --       --          3.01%            11/6/01
Citigroup Mortgage Index(3)     -0.12%      0.44%    4.72%    6.15%         6.05%

PORTFOLIO COMPOSITION(4)

As of 6/30/06

                                  (PIE CHART)

                          As of      As of
Asset Class              6/30/06   12/31/05   Change
-----------              -------   --------   ------
FHLMC/FGLMC                32%        34%       -2%
FNMA                       27%        24%       +3%
CMOs                       19%        22%       -3%
U.S. Treasuries             8%         5%       +3%
GNMA                        5%         6%       -1%
U.S. Government Agency      5%         6%       -1%
Cash Equivalents            4%         3%       +1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT U.S. Government Securities Fund's performance in 1995 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On 3/1/04, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGERS
John R. Friedl, CFA and
Gary J. Pokrzywinski, CFA
WM Advisors, Inc.                                                 VT Income Fund

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

VT U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government.

VT Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2006

                                   6-Month(2)   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                   ----------   ------   ------   -------   ---------------   --------------
CLASS 1 SHARES                       -0.37%     -0.08%    6.37%    6.68%         6.21%             5/7/93
CLASS 2 SHARES                       -0.40%     -0.31%      --       --          5.18%            11/6/01
Citigroup Broad Investment-Grade
   Bond Index(3)                     -0.78%     -0.81%    5.02%    6.24%         6.10%

PORTFOLIO COMPOSITION(4)

As of 6/30/06

                                  (PIE CHART)

                            As of      As of
Asset Class                6/30/06   12/31/05   Change
-----------                -------   --------   ------
Domestic Corporate Bonds     58%        58%        0%
Mortgage-Backed Bonds        23%        22%       +1%
Foreign Corporate
Bonds (U.S. $)                8%         8%        0%
U.S. Treasuries               7%         7%        0%
Foreign Government
Bonds (U.S. $)                1%         1%        0%
Equities                      0%         1%       -1%
Cash Equivalents              3%         3%        0%

(3) See page 7 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 4/30/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(4)  May not reflect the current portfolio composition.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

OTHER PORTFOLIO INFORMATION

SCHEDULES OF INVESTMENTS:

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities held by the Portfolios are included in the Trust's Statement of Additional Information which is available, without charge and upon request, by calling 800-222-5852. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

                                   (GRAPHIC)

(WM VARIABLE TRUST LOGO)

A variable insurance product's unit value and investment returns will vary with market conditions, and an investor's units when redeemed may be worth more or less than their original cost.

This semiannual report is published as general information for the shareholders of the WM Variable Trust. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the contract. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please call 800-222-5852.

The WM Variable Trust Funds are advised by WM Advisors, Inc. (WMAI). They are available through variable insurance products distributed by WM Funds Distributor, Inc. (WMFD) and sold through WM Financial Services, Inc. (WMFS) and independent broker/ dealers. WMAI, WMFD, and WMFS are affiliates of Washington Mutual, Inc.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

(WM VARIABLE TRUST LOGO)

WM Funds Distributor, Inc.
1100 Investment Blvd., Suite 200
El Dorado Hills, CA 95762

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, a copy of which is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the registrant has determined that there is at least one Trustee who is an audit committee financial expert serving on its Audit Committee and has designated Daniel L. Pavelich as an "audit committee financial expert." Mr. Pavelich is "independent," as such term has been defined by the Securities and Exchange Commission (the "SEC") for purposes of implementing
Section 407 of the Sarbanes Oxley Act of 2002. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

2004              2005
----              ----
$456,700          $472,800

(b) Audit-Related Fees

2004              2005
----              ----
None              None

For the last two fiscal years, no audit-related fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees

2004              2005
----              ----
$39,295           $42,912

The tax fees consist of fees billed in connection with reviewing the federal regulated investment company income tax returns for WM Variable Trust for the tax years ended December 31, 2004 and December 31, 2005.

(d) All Other Fees

For the last two fiscal years, no other fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Pre-approval Policies and Procedures

Pursuant to the Audit Committee charter, the Audit Committee of the registrant will review and pre-approve or disapprove its principal accountant's engagement for all services with the registrant and its principal accountant's engagement for non-audit services with the registrant's investment advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the funds in accordance with paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended December 31, 2005, the registrant's principal accountant billed aggregate non-audit fees in the amount of $42,912 for services rendered to the registrant, WM Advisors, Inc., WM Funds Distributor, Inc., WM Shareholder Services, Inc. and WM Financial Services, Inc. For the fiscal year ended December 31, 2004, the registrant's principal accountant billed aggregate non-audit fees in the amount of $78,295 for services rendered to the registrant, WM Advisors, Inc., WM Funds Distributor, Inc., WM Shareholder Services, Inc. and WM Financial Services, Inc.

(h) The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) Registrant's Code of Ethics. The registrant's code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto at Exhibit 99.CODE ETH.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Variable Trust

By:      /s/William G. Papesh
         William G. Papesh
         President and Chief Executive Officer
Date:    August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities an on the dates indicated.

By:      /s/Jeffrey L. Lunzer
         Jeffrey L. Lunzer
         Treasurer and Chief Financial Officer
Date:    August 31, 2006

By:      /s/William G. Papesh
         William G. Papesh
         President and Chief Executive Officer
Date:    August 31, 2006